                                                            [LOGO] EXCELSIOR
Excelsior Money Market Funds                                   FUNDS INC.
                                                         TAX-EXEMPT FUNDS, INC.

--------------------------------------------------------------------------------
73 Tremont Street                 For initial purchase information, current
Boston, Massachusetts 02108-3913  prices, yield and performance information and existing account information,call (800)
                                  446-1012.
                                  (From overseas, call (617) 557-8280.)

--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), and the Tax-Exempt Money Fund, a diver-sified portfolio offered by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively, the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies as follows:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding the Companies.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                                EXPENSE SUMMARY

                                                 GOVERNMENT TREASURY TAX-EXEMPT
                                           MONEY   MONEY     MONEY     MONEY
                                           FUND     FUND      FUND      FUND
                                           ----- ---------- -------- ----------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load...................... None     None      None      None
Sales Load on Reinvested Dividends........ None     None      None      None
Deferred Sales Load....................... None     None      None      None
Redemption Fees........................... None     None      None      None
Exchange Fees............................. None     None      None      None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/...... .19%     .21%      .28%      .20%
12b-1 Fees................................ None     None      None      None
Other Operating Expenses
 Administrative Servicing Fee/1/.......... .06%     .04%      .02%      .05%
 Other Expenses........................... .22%     .22%      .22%      .22%
                                           ----     ----      ----      ----
Total Operating Expenses (after fee
 waivers)/1/.............................. .47%     .47%      .52%      .47%
                                           ====     ====      ====      ====

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .25%, .25%, .30% and .25%; and "Total Operating Expenses" would be .53%, .51%, .54% and .52% for the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual return and (2) redemption of your investment at the end of the following periods.

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Money Fund......................................  $ 5     $15     $26     $59
Government Money Fund...........................    5      15      26      59
Treasury Money Fund.............................    5      17      29      65
Tax-Exempt Money Fund...........................    5      15      26      59

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Fund's and Excelsior Tax-Exempt Fund's Annual Re-ports to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The information contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Fund's and Excelsior Tax-Exempt Fund's independent auditors. The following tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also contained in the Annual Report to Shareholders, which may be obtained from Excelsior Fund and Excelsior Tax-Ex-empt Fund without charge by calling the number on the front cover of this Pro-spectus.

                                   MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04888    0.05336    0.04494    0.02780    0.03234    0.05165    0.07589    0.08454    0.07698    0.06260
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00002    0.00000    0.00000    0.00017    0.00001    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04888    0.05336    0.04496    0.02780    0.03234    0.05182    0.07590    0.08454    0.07698    0.06260
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05165)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00019)   0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04888)  (0.05336)  (0.04496)  (0.02780)  (0.03234)  (0.05184)  (0.07589)  (0.08454)  (0.07698)  (0.06260)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        5.00%      5.47%      4.59%      2.82%      3.25%      5.19%      7.64%      8.71%      7.76%      6.28%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  498.07  $  394.29  $  824.58  $  736.08  $  784.02  $  574.27  $  471.32  $  432.37  $  369.69  $  321.27
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.49%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.53%      0.53%      0.52%      0.51%      0.51%      0.51%      0.52%      0.55%      0.56%      0.55%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.89%      5.40%      4.49%      2.78%      3.21%      5.11%      7.56%      8.42%      7.71%      6.25%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             GOVERNMENT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.04862    0.05296    0.04397    0.02736    0.03205    0.05069    0.07379    0.08379    0.07498    0.06111
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00002    0.00008    0.00000    0.00000   (0.00002)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.04862    0.05296    0.04397    0.02736    0.03205    0.05071    0.07387    0.08379    0.07498    0.06109
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05069)  (0.07379)  (0.08379)  (0.07498)  (0.06111)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000   (0.00005)  (0.00005)  (0.00001)   0.00000   (0.00023)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.04862)  (0.05296)  (0.04397)  (0.02736)  (0.03205)  (0.05074)  (0.07384)  (0.08380)  (0.07498)  (0.06134)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        4.97%      5.43%      4.49%      2.77%      3.20%      5.09%      7.31%      8.30%      7.49%      6.44%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $  533.83  $  461.47  $  725.77  $1,034.91  $  710.49  $  740.69  $  700.22  $  392.02  $  241.13  $  198.32
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.50%      0.50%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.51%      0.53%      0.53%      0.50%      0.50%      0.50%      0.50%      0.57%      0.57%      0.56%
 Ratio of Net
  Income to
  Average Net
  Assets.........        4.86%      5.36%      4.38%      2.74%      3.20%      5.09%      7.31%      8.30%      7.49%      6.10%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                             TAX-EXEMPT MONEY FUND

                                                            YEAR ENDED MARCH 31,
                     ------------------------------------------------------------------------------------------------------------
                       1997       1996       1995       1994       1993       1992       1991       1990       1989       1988
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of
 Period..........    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From
 Investment
 Operations
 Net Investment
  Income.........      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05292    0.05808    0.05348    0.04572
 Net Gains or
  (Losses) on
  Securities
  (both realized
  and
  unrealized)....      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000   (0.00001)   0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total From
  Investment
  Operations.....      0.03050    0.03362    0.02825    0.01938    0.02395    0.03849    0.05291    0.05808    0.05348    0.04572
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less
 Distributions
 Dividends From
  Net Investment
  Income.........     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
 Distributions
  From Net
  Realized Gain
  on Investments.      0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000    0.00000
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
 Total
  Distributions..     (0.03050)  (0.03362)  (0.02825)  (0.01938)  (0.02395)  (0.03849)  (0.05292)  (0.05808)  (0.05348)  (0.04572)
                     ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 End of Period...    $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                     =========  =========  =========  =========  =========  =========  =========  =========  =========  =========
Total Return.....        3.09%      3.41%      2.86%      1.96%      2.42%      3.92%      5.42%      5.97%      5.48%      4.67%
Ratios/Supplemental
 Data
 Net Assets, End
  of Period
  (in millions)..    $1,069.69  $  966.71  $  814.89  $  694.58  $  659.33  $  666.35  $  662.34  $  600.06  $  525.30  $  580.98
 Ratio of Net
  Operating
  Expenses to
  Average Net
  Assets.........        0.47%      0.49%      0.49%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Gross
  Operating
  Expenses to
  Average Net
  Assets/1/......        0.52%      0.53%      0.52%      0.52%      0.52%      0.52%      0.53%      0.55%      0.53%      0.52%
 Ratio of Net
  Income to
  Average Net
  Assets.........        3.05%      3.35%      2.85%      1.94%      2.39%      3.84%      5.28%      5.79%      5.33%      4.58%

-------
NOTES:
1. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                              TREASURY MONEY FUND

                                                  YEAR ENDED MARCH 31,
                          ---------------------------------------------------------------------------
                            1997       1996       1995       1994       1993       1992      1991/1/
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value,
 Beginning of Period....  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Income From Investment
 Operations
  Net Investment Income.    0.04676    0.05043    0.04165    0.02590    0.02987    0.04731    0.00782
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........    0.00000    0.00000    0.00000    0.00000    0.00000    0.00036    0.00001
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total From Investment
   Operations...........    0.04676    0.05043    0.04165    0.02590    0.02987    0.04767    0.00783
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Less Distributions
  Dividends From Net
   Investment Income....   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.02987)  (0.04731)  (0.00782)
  Distributions From Net
   Realized Gain on
   Investments..........    0.00000    0.00000    0.00000    0.00000   (0.00030)  (0.00011)   0.00000
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
  Total Distributions...   (0.04676)  (0.05043)  (0.04165)  (0.02590)  (0.03017)  (0.04742)  (0.00782)
                          ---------  ---------  ---------  ---------  ---------  ---------  ---------
Net Asset Value, End of
 Period.................  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00  $    1.00
                          =========  =========  =========  =========  =========  =========  =========
Total Return............      4.78%      5.16%      4.25%      2.62%      3.06%      4.85%      0.78%
Ratios/Supplemental Data
  Net Assets, End of
   Period (in millions).  $  349.09  $  258.17  $  196.93  $  254.68  $  227.79  $  172.29  $  110.37
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........       0.52%     0.55%      0.55%      0.58%      0.58%      0.52%      0.09%/2/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/3/............       0.54%     0.57%      0.57%      0.58%      0.58%      0.57%      0.60%/2/
  Ratio of Net Income to
   Average Net Assets...       4.68%     5.03%      4.09%      2.59%      2.97%      4.60%      5.98%/2/

-------
NOTES:
1. Inception date of the Fund was February 13, 1991.
2. Annualized.
3. Expense ratios before waiver of fees and reimbursement of expenses (if any) by investment adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser uses its best efforts to achieve the investment objec-tive of each Fund, although its achievement cannot be assured. The investment objective of each Fund may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscel-laneous"). Except as noted below in "Investment Limitations," the investment policies of each Fund may be changed without a vote of the holders of a major-ity of the outstanding Shares of such Fund.

 Each Fund uses the amortized cost method to value securities in its portfolio and has a dollar-weighted average portfolio maturity not exceeding 90 days.

MONEY FUND

 The Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in money market instruments, such as bank certificates of deposit, bankers' acceptances, commercial paper (including variable and float-ing rate instruments) and corporate bonds with remaining maturities of 13 months or less, as well as obligations issued or guaranteed by the U.S. Govern-ment, its agencies or instrumentalities and repurchase agreements collateral-ized by such obligations. Additional information about the Fund's policies and portfolio instruments is set forth below under "Portfolio Instruments and Other Investment Information."

GOVERNMENT MONEY FUND

 The Government Money Fund's investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will invest in obligations with remaining maturities of 13 months or less issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements collateralized by such obligations. See "Portfolio Instruments and Other Investment Information" for information on other portfo-lio instruments in which the Fund may invest.

TREASURY MONEY FUND

 The Treasury Money Fund's investment objective is to seek current income with liquidity and stability of principal. The Fund invests primarily in direct ob-ligations of the U.S. Treasury with remaining maturities of 13 months or less, such as Treasury bills and notes. Under normal market conditions, the Fund will invest at least 65% of its total assets in direct U.S. Treasury obligations. The Fund may also from time to time invest in obligations with remaining matu-rities of 13 months or less issued or guaranteed as to principal and interest by certain agencies or instrumentalities of the U.S. Government, such as the Farm Credit System Financial Assistance Corporation, Federal Financing Bank, General Services Administration, Federal Home Loan Banks, Farm Credit System, Tennessee Valley Authority and the Student Loan Marketing Association. Income on direct investments in U.S. Treasury securities and obligations of the afore-mentioned agencies and instrumentalities is generally not subject to state and local income taxes by reason of Federal law. In addition, the Fund's dividends from income that is attributable to such investments will also be exempt in most states from state and local income taxes. Shareholders in a particular state should determine through consultation with their own tax advisors whether and to what extent dividends payable by the Treasury Money Fund from its in-vestments will be considered by the state to have retained exempt status, and whether the Fund's capital gain and other income, if any, when distributed will be subject to the state's income tax. See "Taxes--State and Local." The Trea-sury Money Fund will not enter into repurchase agreements.

TAX-EXEMPT MONEY FUND

 The Tax-Exempt Money Fund's investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with stability of principal. The Fund will invest substantially all of its assets in high-quality debt obligations exempt from Federal income tax issued by or on behalf of states, territories, and possessions of the United States, the Dis-trict of Columbia, and their authorities, agen-cies, instrumentalities, and political subdivisions ("Municipal Securities"). Portfolio securities in the Fund will generally have remaining maturities of not more than 13 months. (See "Portfolio Instruments and Other Investment In-formation.")

 The Tax-Exempt Money Fund is designed for investors in relatively high tax brackets who are seeking a moderate amount of tax-free income with stability of principal and less price volatility than would normally be associated with in-termediate-term and long-term Municipal Securities.

 The Tax-Exempt Money Fund invests in Municipal Securities which are determined by the Investment Adviser to present minimal credit risks. As a matter of fun-damental policy, except during temporary defensive periods, the Fund will main-tain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to the Fund without the vote of the holders of a major-ity of its outstanding Shares). However, from time to time on a temporary de-fensive basis due to market conditions, the Tax-Exempt Money Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income. Should the Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments; or (v) securities issued by other investment companies that invest in high-quality, short-term securities.

 The Tax-Exempt Money Fund may also invest from time to time in "private activ-ity bonds" (see "Types of Municipal Securities" below), the interest on which is treated as a specific tax preference item under the Federal alternative min-imum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of the Fund's net assets when added together with any taxable investments by the Fund.

 Although the Tax-Exempt Money Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securi-ties the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Securities payable from revenues on similar projects, the Fund will be subject to the pe-culiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

GOVERNMENT OBLIGATIONS

 Government obligations acquired by the Money, Government Money, Treasury Money and Tax-Exempt Money Funds include obligations issued or guaranteed by the U.S. Government, its agencies and instrumentalities. Such investments may include obligations issued by the Farm Credit System Financial Assistance Corporation, the Federal Financing Bank, the General Services Administration, Federal Home Loan Banks, the Tennessee Valley Authority and the Student Loan Marketing Asso-ciation. Obligations of certain agencies and instrumentalities of the U.S. Gov-ernment are supported by the full faith and credit of the U.S. Treasury; others are supported by the right of the issuer to borrow from the Treasury; others are supported by the discretionary authority of the U.S. Government to purchase the agency's obligations; still others are supported only by the credit of the instrumentality. No assurance can be given that the U.S. Government would pro-vide financial support to U.S. Government-sponsored instrumentalities if it is not obligated to do so by law. Obligations of such instrumentalities will be purchased only when the Investment Adviser believes that the credit risk with respect to the instrumentality is minimal.

 Securities issued or guaranteed by the U.S. Government have historically in-volved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities may vary during the period a shareholder owns shares of a Fund.

 As stated above, the Treasury Money Fund will purchase primarily direct obli-gations of the U.S. Treasury and obligations of those agencies or instrumen-talities of the U.S. Government interest income from which is generally not subject to state and local income taxes.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Money, Government Money, and Tax-Exempt Money Funds in accordance with their investment objec-tives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with remaining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation ("FDIC"), or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of FDIC. Bank obligations acquired by the Money Fund may also include U.S. dollar-denominated obligations of foreign branches of U.S. banks and obligations of domestic branches of foreign banks. Investments in bank obligations are limited to the obligations of financial institutions having more than $2 billion in total assets at the time of pur-chase. Investments in bank obligations of foreign branches of domestic finan-cial institutions or of domestic branches of foreign banks are limited so that no more than 5% of the value of the Fund's total assets may be invested in any one branch, and that no more than 20% of the Fund's total assets at the time of purchase may be invested in the aggregate in such obligations. Investments in non-negotiable time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase, and are further subject to the overall 10% limit on illiquid securities described below under "Illiquid Secu-rities."

 Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Money Fund to additional investment risks, including future political and economic developments, the possible im-position of withholding taxes on interest income, possible seizure or nation-alization of foreign deposits, the possible establishment of exchange con-trols, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different ac-counting, auditing, reporting, and recordkeeping standards than those applica-ble to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the Investment Adviser believes that the credit risk with respect to the instrument is minimal.

VARIABLE AND FLOATING RATE INSTRUMENTS

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for a Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities." While the Funds will in general invest only in securities that mature within 13 months of date of purchase, they may invest in variable and floating rate instruments which have nominal maturities in excess of 13 months if such in-struments have demand features that comply with conditions established by the Securities and Exchange Commission ("SEC") (see "Additional Information on Portfolio Instruments--Variable and Floating Rate Instruments" in the State-ment of Additional Information).

 Some of the instruments purchased by the Government Money and Treasury Money Funds may also be issued as variable and floating rate instruments. However, since they are issued or guaranteed by the U.S. Government or its agencies or instrumentalities, they may have a more active secondary market.

QUALITY OF INVESTMENTS

 The Funds may only invest in: (i) securities in the two highest rating cate-gories of a nationally recognized statistical rating organization ("NRSRO"), provided that if they are rated by more than one NRSRO, at least one other NRSRO rates them in one of its two highest categories; and (ii) unrated secu-rities determined to be of comparable quality at the time of purchase (collec-tively, "Eligible Securities"). The rating symbols of the NRSROs which the Funds may use are described in the Appendix to the Statement of Additional In-formation.

REPURCHASE AGREEMENTS

 The Money, Government Money and Tax-Exempt Money Funds may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). A Fund will en-ter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by the Boards of Directors. No Fund will enter into repurchase agree ments with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be consid-ered illiquid securities and will be subject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by a Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the dispo-sition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

SECURITIES LENDING

 To increase return on their portfolio securities, the Money Fund and Govern-ment Money Fund may lend their portfolio securities to broker/dealers pursuant to agreements requiring the loans to be continuously secured by collateral equal at all times in value to at least the market value of the securities loaned. Collateral for such loans may include cash, securities of the U.S. Government, its agencies or instrumentalities, or an irrevocable letter of credit issued by a bank which meets the investment standards of these Funds, or any combination thereof. Such loans will not be made if, as a result, the aggregate of all outstanding loans of a Fund exceeds 30% of the value of its total assets. There may be risks of delay in receiving additional collateral or in recovering the securities loaned or even a loss of rights in the collat-eral should the borrower of the securities fail financially. However, loans are made only to borrowers deemed by the Investment Adviser to be of good standing and when, in the Investment Adviser's judgment, the income to be earned from the loan justifies the attendant risks.

INVESTMENT COMPANY SECURITIES

 In connection with the management of their daily cash positions, the Funds may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. The Tax-Exempt Money Fund will invest in securities of investment companies only if such com-panies invest primarily in high-quality, short-term Municipal Securities. The Government Money and Treasury Money Funds intend to limit their acquisition of shares of other investment companies to those companies which are themselves permitted to invest only in securities which may be acquired by the respective Funds. Securities of other investment companies will be acquired by a Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act"). Each Fund currently intends to limit its investments so that, as determined immediately after a securities purchase is made: (a) not more than 5% of the value of its total assets will be invested in the securi-ties of any one investment company; (b) not more than 10% of the value of its total assets will be invested in the aggregate in securities of investment companies as a group; and (c) not more than 3% of the outstanding voting stock of any one investment company will be owned by the Fund. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the ex-penses of the Fund and the other investment company, some or all of which would be duplicative. Any change by the Funds in the future with respect to their policies concerning investments in securities issued by other investment companies will be made only in accordance with the requirements of the 1940 Act.

TYPES OF MUNICIPAL SECURITIES

 The two principal classifications of Municipal Securities which may be held by the Tax-Exempt Money Fund are "general obligation" securities and "revenue" securities. General obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Revenue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the pro-ceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Private activity obligations are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue obli-gations is usually directly related to the credit standing of the corporate user of the facility involved.

 The Tax-Exempt Money Fund's portfolio may also include "moral obligation" se-curities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restora-tion of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obligation securities that may be held by the Fund.

 The Tax-Exempt Money Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Securities. In general, such "stripped" Municipal Securities are offered at a substantial discount in relation to the principal and/or interest payments which the holders of the receipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Security, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Municipal Security. The Tax-Exempt Money Fund intends to purchase custodial receipts and "stripped" Municipal Securities only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Securities. "Stripped" Municipal Securi-ties are considered illiquid securities subject to the 10% limit described be-low under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell such securities on a "forward commitment" basis. These trans-actions involve a commitment by a Fund to purchase or sell particular securi-ties with payment and delivery taking place in the future beyond the normal settlement date at a stated price and yield. Securities purchased on a "for-ward commitment" or "when-issued" basis are recorded as an asset and are sub-ject to changes in value based upon changes in the general level of interest rates. Absent unusual market conditions, "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets, and the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases or "forward commitments" for spec-ulative purposes, but only in furtherance of their investment objectives.

 In addition, the Tax-Exempt Money Fund may acquire "stand-by commitments" with respect to Municipal Securities held by it. Under a "stand-by commit-ment," a dealer agrees to purchase at the Fund's option specified Municipal Securities at a specified price. The Tax-Exempt Money Fund will acquire "stand-by commitments" solely to facilitate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by com-mitments" acquired by the Tax-Exempt Money Fund would be valued at zero in de-termining the Fund's net asset value. Further information concerning "stand-by commitments" is contained in the Statement of Additional Information under "Additional Information on Portfolio Instruments."

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agree-ment, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse re-purchase agreements involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

                            INVESTMENT LIMITATIONS

 The investment limitations set forth below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of the Fund's outstanding Shares (as defined under "Miscellane-ous").

 No Fund may:

  1. Purchase securities of any one issuer if immediately after such purchase more than 5% of the value of its total assets would be invested in the secu-rities of such issuer, provided that up to 25% of the value of each Fund's total assets may be invested without regard to this 5% limitation; notwithstanding the foregoing restriction, each Fund may invest without regard to the 5% limitation in Government Securities (as defined in the 1940 Act) and as otherwise permitted in accordance with Rule 2a-7 under the 1940 Act or any successor rule; and

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing. (This borrowing provision is included solely to fa-cilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding.

 The Treasury Money Fund may not:

 Purchase securities other than obligations issued or guaranteed by the U.S. Treasury or an agency or instrumentality of the U.S. Government and securities issued by investment companies that invest in such obligations.

                                     * * *

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of a Fund's portfolio securities will not constitute a violation of such limitation.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed as to principal or interest by the United States, or by a person controlled or supervised by and acting as an instrumentality of the Government of the United States, or any certificate of deposit for any of the foregoing, are deemed to be Government Securities.

 The Funds are subject to additional investment limitations which are deemed matters of their fundamental policies and, as such, may not be changed without a requisite shareholder vote. Among such limitations are a prohibition on con-centrating investments in a particular industry or group of industries and a policy of limiting investments in illiquid securities to 10% of a Fund's net assets. For a full description of the Funds' additional fundamental investment limitations, see the Statement of Additional Information.

                               PRICING OF SHARES

 The net asset value of each Fund is determined and the Shares of each Fund are priced for purchases and redemptions as of 1:00 p.m. (Eastern Time) and the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund are determined on each day the Exchange and the Investment Adviser are open for trading ("Business Day"). Currently, the holidays which the Funds observe are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Me-morial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calcu-lated by dividing the value of all securities and other assets belonging to a Fund, less the liabilities charged to the Fund, by the number of its outstand-ing Shares. The assets in each Fund are valued by the Funds' administrators based upon the amortized cost method.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by the Companies' spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are offered without any purchase or redemption charge im-posed by the Companies. The Distributor has established several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with the Companies. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Share-holder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Shareholder Organization may elect to es-tablish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such trans-actions and periodic account statements directly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Funds--Shareholder Or-ganizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800)

446-1012.) An investor purchasing Shares through a registered investment ad-viser or certified financial planner may incur transaction charges in connec-tion with such purchases. Such investors should contact their registered in-vestment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distrib-utor in accordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve Sys-tem to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. The Companies re-serve the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by the Companies, although Shareholder Organizations may charge a Custom-er's account for wiring redemption proceeds. Information relating to such re-demption services and charges, if any, is available from the Shareholder Orga-nizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their registered investment ad-viser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accordance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from an eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct In-vestor's account at any commercial bank in the United States. Direct Investors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the share-holder of record at his or her address of record. Institutional Investors may also have their Shares redeemed by wire by instructing CGFSC by telephone at
(800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct In-vestors must be paid to the same bank and account as designated on the Appli-cation or in written instructions subsequently received by CGFSC.

 Investors may request that Shares be redeemed and redemption proceeds wired on the same day if telephone redemption instructions are received by 1:00 p.m. (Eastern Time) on the day of redemption. Shares redeemed and wired on the same day will not receive the dividend declared on the day of redemption. Redemp-tion requests made after 1:00 p.m. (Eastern Time) will receive the dividend declared on the day of redemption, and redemption proceeds will be wired the following Business Day. To request redemption of Shares by wire, Direct In-vestors should call CGFSC at (800) 446-1012 (from overseas, call (617) 557-
8280).

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail." Such request must be signed by the Direct Investor, with signatures guaranteed (see "Re-demption by Mail" above, for details regarding signature guarantees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by the Compa-nies, CGFSC or the Distributor. THE COMPANIES, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELE-PHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE IN-STRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Redemption by Check

 Except as described in "Investor Programs" below, Direct Investors in the Funds may redeem Shares, without charge, by check drawn on the Direct Invest-or's particular Fund account. Checks may be made payable to the order of any person or organization designated by the Direct Investor and must be for amounts of $500 or more. Direct Investors will continue to earn dividends on the Shares to be redeemed until the check clears at The Chase Manhattan Bank.

 Checks are supplied free of charge, and additional checks are sent to Direct Investors upon request. Checks will be sent only to the registered owner at the address of record. Direct Investors who want the option of redeeming Shares by check must indicate this in the Application for purchase of Shares and must submit a signature card with signatures guaranteed with such Applica-tion. The signature card is included in the Application for the purchase of Shares contained in this Prospectus. In order to arrange for redemption by check after an account has been opened, a written request must be sent to the Companies, c/o CGFSC, at the address listed above under "Redemption by Mail" and must be accompanied by a signature card with signatures guaranteed (see "Redemption by Mail" above, for details regarding signature guarantees).

 Stop payment instructions with respect to checks may be given to the Compa-nies by calling (800) 446-1012 (from overseas, call (617) 557-8280). If there are insufficient Shares in the Direct Investor's account with the Fund to cover the amount of the redemption check, the check will be returned marked "insufficient funds," and CGFSC will charge a fee of $25.00 to the account. Checks may not be used to close an account.

 If any portion of the Shares to be redeemed represents an investment made by personal check, the Companies and CGFSC reserve the right not to honor the re-demption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more immediate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

Other Redemption Information

 Except as provided in "Investor Programs" below, Investors may be required to redeem Shares in a Fund upon 60 days' written notice if due to investor re-demptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

 The Companies may also redeem Shares involuntarily or make payment for re-demption in securities if it appears appropriate to do so in light of the Com-panies' responsibilities under the 1940 Act.

EFFECTIVE TIME OF PURCHASES AND REDEMPTIONS

 Purchase orders for Shares which are received in good order no later than 1:00 p.m. (Eastern Time) on any Business Day will be effective as of 1:00 p.m. and will receive the dividend declared on the day of purchase as long as CGFSC receives payment in Federal funds prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time). Purchase orders received in good order after 1:00 p.m. (Eastern Time) and prior to 4:00 p.m. (Eastern
Time), on any Business Day for which payment in Federal funds has been re-ceived by 4:00 p.m. (Eastern Time), will be effective as of 4:00 p.m., and will begin receiving dividends the following day. Purchase orders for Shares made by Direct Investors are not effective until the amount to be invested has been converted to Federal funds. In those cases in which a Direct Investor pays for Shares by check, Federal funds will generally become available two Business Days after a purchase order is received. In certain circumstances, the Companies may not require that amounts invested by Shareholder Organiza-tions on behalf of their Customers or by Institutional Investors be converted into Federal funds. Redemption orders are executed at the net asset value per Share next determined after receipt of the order.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by the Companies, ex-change Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by the Companies, or for Trust Shares of Excelsior In-stitutional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Fund currently offers 12 additional portfolios as follows:

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Tax-Exempt Fund currently offers 5 additional portfolios as fol-lows:

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund in vests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of the Companies or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined af-ter the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of the Companies or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospec-tuses may be obtained by calling the numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Organizations to no more than six per year. The Companies may mod-ify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 Exchanges by Telephone. For shareholders who have previously selected the tel-ephone exchange option, an exchange order may be placed by calling
(800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. THE COMPANIES, EX-CELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELEPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, THE COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PRO-CEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-bal-ance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

RETIREMENT PLANS

 Shares are available for purchase by Investors in connection with the follow-ing tax-deferred prototype retirement plans offered by United States Trust Company of New York:

  IRAs (including "rollovers" from existing retirement plans) for individuals and their spouses;

  Profit Sharing and Money-Purchase Plans for corporations and self-employed individuals and their partners to benefit themselves and their employees; and

  Keogh Plans for self-employed individuals.

 Investors investing in the Funds pursuant to Profit Sharing and Money-Pur-chase Plans and Keogh Plans are not subject to the minimum investment and forced redemption provisions described above. The minimum initial investment for IRAs is $250 per Fund and the minimum subsequent investment is $50 per Fund. Detailed information concerning eligibility, service fees and other mat-ters related to these plans can be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280). Customers of Shareholder Organizations may purchase Shares of the Funds pursuant to retirement plans if such plans are offered by their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vestor. The minimum initial investment for an Automatic Investment Program ac-count is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 To establish an Automatic Investment account, an Investor must complete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Business Days following receipt. The Companies may modify or terminate this privilege at any time or charge a service fee, although no such fee currently is contemplated.

                          DIVIDENDS AND DISTRIBUTIONS

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds immediately after the 1:00 p.m. pricing of Shares on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. For dividend pur-poses, a Fund's investment income is reduced by accrued expenses directly at-tributable to that Fund and the general expenses of the particular Company prorated to that Fund on the basis of its relative net assets. Net realized capital gains, if any, are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend is paid or the distribution made (as determined on the payable date), unless they have requested in writing (received by CGFSC at the Compa-nies' address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earn-ings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any) net of certain deductions for each taxable year. In general, a Fund's investment company taxable income will be its tax-able income (including interest) subject to certain adjustments and excluding the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. The taxable Funds intend to distribute substantially all of their investment company taxable income each year. Such dividends will be taxable as ordinary income to Fund shareholders who are not currently exempt from Federal income taxes, whether such income is received in cash or reinvested in additional Shares. (Federal income taxes for distributions to IRAs and qualifying pension plans are deferred under the Code.) Because all of each Fund's net investment income is expected to be de-rived from earned interest, it is anticipated that no part of any distributions will be eligible for the dividends received deduction for corporations.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 The Tax-Exempt Money Fund: The Tax-Exempt Money Fund's policy is to pay divi-dends each year equal to at least the sum of 90% of its net exempt-interest in-come and 90% of its investment company taxable income, if any. Dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross in-come under Section 103(a) of the Code, unless, under the circumstances applica-ble to the particular shareholder, exclusion would be disallowed. (See State-ment of Additional Information under "Additional Information Concerning Tax-es.")

 If the Tax-Exempt Money Fund should hold certain "private activity bonds" is-sued after August 7, 1986, the portion of dividends paid by the Fund which is attributable to interest on such bonds must be included in a shareholder's Fed-eral alternative minimum taxable income, as an item of tax preference, for the purpose of determining liability (if any) for the 26% to 28% alternative mini-mum tax for individuals and the 20% alternative minimum tax and the environmen-tal tax applicable to corporations. Corporate shareholders must also take all exempt-interest dividends into account in determining certain adjustments for Federal alternative minimum and environmental tax purposes. The environmental tax applicable to corporations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest dividends will be taken into account in determining the tax-ability of such benefits.

 Dividends payable by the Tax-Exempt Money Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 If a shareholder holds Shares of the Tax-Exempt Money Fund for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend.

STATE AND LOCAL

 The Treasury Money Fund is structured to provide shareholders, to the extent permissible by Federal and state law, with income that is exempt or excluded from taxation at the state and local level. Most states--by statute, judicial decision or administrative action--have taken the position that dividends of a regulated investment company such as the Treasury Money Fund that are attrib-utable to interest on obligations of the U.S. Treasury and certain U.S. Gov-ernment agencies and instrumentalities (including those authorized for pur-chase by the Fund) are the functional equivalent of interest from such obliga-tions and are, therefore, exempt from state and local income taxes. As a re-sult, substantially all dividends paid by the Treasury Money Fund to share-holders residing in those states will be exempt or excluded from state income tax.

 Nevertheless in some jurisdictions, exempt-interest dividends and other dis-tributions paid by the Tax-Exempt Money Fund may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions is derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised annually as to the Federal income tax con-sequences of distributions made each year.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of the Companies' Boards of Directors. The Statement of Additional Information con-tains the names of and general background information concerning the Compa-nies' directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales. For the services pro-vided and expenses assumed pursuant to its Investment Advisory Agreements, the Investment

Adviser is entitled to a fee, computed daily and paid monthly, at the annual rate of .25% of the average daily net assets of each of the Money, Government Money and Tax-Exempt Money Funds. For the services provided and expenses as-sumed with respect to the Treasury Money Fund, the Investment Adviser is enti-tled to a fee, computed daily and paid monthly, at the annual rate of .30% of the Fund's average daily net assets.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rates of .19%, .21%, .28% and .20% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .06%, .04%, .02% and .05% of the average daily net assets of the Money, Government Money, Treasury Money and Tax-Exempt Money Funds, respectively.

  From time to time, the Investment Adviser may voluntarily waive all or a portion of the advisory fees payable to it by a Fund, which waiver may be ter-minated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of the Companies and of all the portfo-lios of Excelsior Institutional Trust, which are also advised by the Invest-ment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of the Companies and Excelsior Institu-tional Trust (except the international portfolios of Excelsior Fund and Excel-sior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the Companies and Excelsior Institutional Trust (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

       COMBINED AGGREGATE AVERAGE DAILY  NET ASSETS OF  BOTH
     COMPANIES AND EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                 AND EXCELSIOR INSTITUTIONAL TRUST)                  ANNUAL FEE
     ----------------------------------------------------------      ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of the Companies and of Excelsior Institutional Trust are allocated in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waivers may be terminated at any time. See "Management of the Funds--Shareholder Organizations" for ad-ditional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, the Admin-istrators received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of each of the Funds.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," each Company has agreements with certain Shareholder Organizations--firms that provide services, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the annual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services, which are de-scribed more fully in the Statement of Additional Information under "Manage-ment of the Funds--Shareholder Organizations," may include assisting in processing purchase, exchange and redemption requests; transmitting and re-ceiving funds in connection with Customer orders to purchase, exchange or re-deem Shares; and providing periodic statements. It is the responsibility of Shareholder Organizations to advise Customers of any fees that they may charge in connection with a Customer's investment. Until further notice, the Invest-ment Adviser and Administrators have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net asset values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Fund (formerly UST Master Funds, Inc.) was organized as a Maryland corporation on August 2, 1984. Currently, Excelsior Fund has authorized capi-tal of 35 billion shares of Common Stock, $.001 par value per share, classi-fied into 40 series of shares representing interests in 20 investment portfo-lios. Excelsior Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Fund into one or more classes or series. Shares of Class A, Class B and Class G represent interests in the Money Fund, Government Money Fund and Treasury Money Fund Funds, respectively.

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class A Common Stock represent interests in the Tax-Exempt Money Fund's Shares.

 Each Share represents an equal proportionate interest in the particular Fund with other shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of the particular Company's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of the Companies' outstanding shares as agent or custodian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Funds.

                               YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry pub-lications that monitor the performance of mutual funds. For example, the yields of the Funds may be compared to the applicable averages compiled by Donoghue's Money Fund Report, a widely recognized independent publication that monitors the performance of money market funds. The yields of the taxable Funds may also be compared to the average yields reported by the Bank Rate Monitor for money market deposit accounts offered by the 50 leading banks and thrift institutions in the top five standard metropolitan statistical areas.

 Yield data as reported in national financial publications including, but not limited to, Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional nature, may also be used in comparing the Funds' yields.

 Each Fund may advertise its Shares' seven-day yield which refers to the in-come generated over a particular seven-day period identified in the advertise-ment by an investment in the Fund. This income is annualized, i.e., the income during a particular week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The Funds may also ad-vertise the "effective yields" of Shares which are calculated similarly but, when annualized, income is assumed to be reinvested, thereby making the effec-tive yields slightly higher because of the compounding effect of the assumed reinvestment.

 In addition, the Tax-Exempt Money Fund may from time to time advertise the "tax-equivalent yields" of Shares to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yields of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Fed-eral income taxes at a stated tax rate.

 Yields will fluctuate and any quotation of yield should not be considered as representative of a Fund's future performance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar investment alternatives which of-ten provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that yield is gen-erally a function of the kind and quality of the instruments held in a portfo-lio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' independent auditors.

 The staff of the SEC has expressed the view that the use of this combined Prospectus for the Funds may subject the Funds to liability for losses arising out of any statement or omission regarding a particular Fund. The Companies do not believe, however, that such risk is significant under the circumstances.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of a Company or a particular Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamental in-vestment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of such Company or such Fund, or (b) 67% or more of the shares of such Company or such Fund present at a meeting if more than 50% of the outstand- ing shares of such Company or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:    FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                    Excelsior Funds
  c/o Chase Global Funds Services    c/o Chase Global Funds Services
    Company                            Company
  P.O. Box 2798                      73 Tremont Street
  Boston, MA 02208-2798              Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

  [LOGO] EXCELSIOR         CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
     FUNDS INC.            CLIENT SERVICES                          ACCOUNT
TAX-EMEMPT FUNDS, INC      P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012
  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other ___________________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address
                                     [_] U.S. Citizen
                                     [_] Other (specify)
    ------------------------------                      ----------
    City/State/Zip Code

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                INITIAL INVESTMENT                             INITIAL INVESTMENT
     [_] Money Fund             $ ____________ 803  [_] Government Money Fund  $ ____________  804
     [_] Tax-Exempt Money Fund  $ ____________ 806  [_] Treasury Money Fund    $ ____________  811
                                                    [_] Other______________    $ ____________
                                                    TOTAL INITIAL INVESTMENT: $ __________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $  has been sent to the Fund from
    (800) 446-1012 and
    ask for the Wire          ------------------  ---------------
    Desk.                        Name of Bank      Wire Control
                                                      Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be     [_] reinvested   [_] paid in cash
    [_] All capital gains are to be [_] reinvested   [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND            AUTHORITY TO TRANSMIT
    REDEMPTION                        REDEMPTION PROCEEDS TO PRE-
                                      DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as         I/We hereby authorize CGFSC to
    my/our agent to act upon          act upon instructions received
    instructions received by          by telephone to withdraw $500
    telephone in order to effect      or more from my/our account in
    the telephone exchange and        the Excelsior Funds and to
    redemption privileges. I/We       wire the amount withdrawn to
    hereby ratify any                 the following commercial bank
    instructions given pursuant       account. I/We understand that
    to this authorization and         CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,        each wire redemption, which
    Excelsior Tax-Exempt Fund,        will be deducted from the
    Excelsior Institutional           proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers     Title on Bank Account*_________
    and employees will not be
    liable for any loss,              Name of Bank __________________
    liability, cost or expense
    for acting upon instructions      Bank A.B.A. Number ____________
    believed to be genuine and
    in accordance with the            Account Number ________________
    procedures described in the
    then current Prospectus. To       Bank Address __________________
    the extent that Excelsior
    Fund, Excelsior Tax-Exempt        City/State/Zip Code ___________
    Fund and Excelsior                (attach voided check here)
    Institutional Trust fail to
    use reasonable procedures as      A corporation, trust or
    a basis for their belief,         partnership must also submit a
    they or their service             "Corporate Resolution" (or
    contractors may be liable         "Certificate of Partnership")
    for instructions that prove       indicating the names and
    to be fraudulent or               titles of officers authorized
    unauthorized.                     to act on its behalf.
                                      * TITLE ON BANK AND FUND
    I/We further acknowledge          ACCOUNT MUST BE IDENTICAL.
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

--------------------------------------------------------------------------------
  CHECK WRITING PRIVILEGE
--------------------------------------------------------------------------------
  [_] I/We wish to take advantage of the check writing privilege and have signed and attached the Check Writing Signature
      Card to this application.
  [_] I/We do not wish to take advantage of the check writing privilege at this time, but I/we may elect to do so at a later date.

  SIGNATURE CARD SIGNATURE REQUIREMENTS. If the shares are registered in the name of:

  . AN INDIVIDUAL, the individual must sign the Card.

  . JOINT ACCOUNT, both individuals must sign the Card.

  . INSTITUTIONAL ACCOUNT, an officer must sign the Card indicating corporate, trust or partnership office or title.

  . TRUST ACCOUNT, trustee or other fiduciary must sign the Card indicating capacity.

  . CUSTODIAN FOR MINOR, custodian must sign the Card.
--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent or affiliates and Fund Shares are not federally insured by, guaranteed by or obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other governmental agency; that while the Funds seek to maintain their net asset value per share at $1.00 for purposes of purchases and redemptions, there can be no assurance that they will be able to do so on a continuous basis; and investment in the Funds involves investment risk, including the possible loss of the principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.)

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------
  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

 [LOGO] EXCELSIOR  CHASE GLOBAL FUNDS SERVICES COMPANY   SUPPLEMENTAL
    FUNDS INC.     CLIENT SERVICES                       APPLICATION
    TAX-EXEMPT     P.O. Box 2798                         SPECIAL INVESTMENT AND
    FUNDS, INC.    Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                   (800) 446-1012
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------
    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
               All dividends are to be     [_] reinvested  [_] paid in cash
               All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)
    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------
    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day
    [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                            AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  ________  X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $ _______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ________________________________

  Street Address ___________________________

  City, State, Zip Code ____________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------

  Signature                       Signature
  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee*
  (if applicable)                 (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

                       Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  12
PRICING OF SHARES..........................................................  13
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  18
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  23
DESCRIPTION OF CAPITAL STOCK...............................................  25
CUSTODIAN AND TRANSFER AGENT...............................................  26
YIELD INFORMATION..........................................................  26
MISCELLANEOUS..............................................................  27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897

                                    [LOGO]
                                  FUNDS INC.
                            TAX-EXEMPT FUNDS, INC


                                   MONEY FUND
                             GOVERNMENT MONEY FUND
                              TREASURY MONEY FUND
                             TAX-EXEMPT MONEY FUND


                                   Prospectus
                                 August 1, 1997

GINTEL                                               [LOGO] EXCELSIOR
                                                         FUNDS INC.
                                                     TAX-EXEMPT FUNDS, INC.

                                              AVAILABLE THROUGH THE GINTEL GROUP

--------------------------------------------------------------------------------
Money Fund                       For purchase or account information, call
Government Money Fund            (800) 344-3092. For current prices and yield
Treasury Money Fund              information, call (800) 759-4171. (From
Tax-Exempt Money Fund            overseas, call (617) 482-9300.)


--------------------------------------------------------------------------------
This Prospectus describes the Money Fund, Government Money Fund and Treasury Money Fund, three separate diversified portfolios offered to investors by Ex-celsior Funds, Inc. ("Excelsior Fund"), and the Tax-Exempt Money Fund, a diver-sified portfolio offered by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"). Excelsior Fund and Excelsior Tax-Exempt Fund (collectively, the "Companies") are open-end, management investment companies. Each portfolio (in-dividually, a "Fund" and collectively, the "Funds") has its own investment ob-jective and policies as follows:

 MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will gen-erally invest in money market instruments, including bank obligations, commer-cial paper and U.S. Government obligations.

 GOVERNMENT MONEY FUND'S investment objective is to seek as high a level of current income as is consistent with liquidity and stability of principal. The Fund will generally invest in short-term obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations.

 TREASURY MONEY FUND'S investment objective is to seek current income with li-quidity and stability of principal. The Fund invests primarily in direct short-term obligations of the U.S. Treasury and certain agencies or instrumentalities of the U.S. Government with a view toward providing interest income that is generally considered exempt from state and local income taxes. Under normal market conditions, at least 65% of the Fund's total assets will be invested in direct U.S. Treasury obligations. The Fund will not enter into repurchase agreements.

 TAX-EXEMPT MONEY FUND'S investment objective is to seek a moderate level of current interest income exempt from Federal income taxes consistent with sta-bility of principal. The Tax-Exempt Money Fund will invest substantially all of its assets in high-quality short-term Municipal Securities (as defined below).

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Funds has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov.) that contains the Statement of Additional Information and other information regarding the Companies.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT OR AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY OR OBLIGATIONS OF OR OTHERWISE SUP-PORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. THE FUNDS SEEK TO MAINTAIN THEIR NET ASSET VALUE PER SHARE AT $1.00 FOR PURPOSES OF PURCHASES AND REDEMPTIONS, ALTHOUGH THERE CAN BE NO ASSURANCE THAT THEY WILL DO SO ON A CON-TINUOUS BASIS. INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  12
PRICING OF SHARES..........................................................  13
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  18
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  22
MANAGEMENT OF THE FUNDS....................................................  23
DESCRIPTION OF CAPITAL STOCK...............................................  25
CUSTODIAN AND TRANSFER AGENT...............................................  26
YIELD INFORMATION..........................................................  26
MISCELLANEOUS..............................................................  27
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  28

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE COMPANIES OR THEIR DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE COMPANIES OR BY THEIR DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTMMP897


Gintel

MONEY FUND

GOVERNMENT MONEY FUND

EXCELSIOR FUNDS, INC.
AVAILABLE THROUGH THE GINTEL GROUP


PROSPECTUS

AUGUST 1, 1997

TREASURY MONEY FUND

TAX-EXEMPT MONEY FUND

EXCELSIOR FUNDS, INC.
EXCELSIOR TAX-EXEMPT FUNDS, INC.
AVAILABLE THROUGH EDGEWOOD SERVICES, INC.

GINTEL & CO.
6 GREENWICH OFFICE PARK
GREENWICH, CT 06831

TOLL FREE
(800) 344-3092

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                           MONEY FUND AND GOVERNMENT MONEY FUND

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________    FUND
                                         ----
______________ _______________  _____
Last Name      First            M.I.     [_] Money Fund

Last Name      First            M.I.     [_] Government
                                             Money Fund

By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.
(Please use black ink)

                        [_] Check here if both signatures required on checks.
______________          [_] Check here if only one signature required on checks.
Signature

______________          If neither box is checked, all checks will require both
Joint Signature         signatures.

                                                           EXCELSIOR FUNDS, INC.

CHECK WRITING SIGNATURE CARD                              EXCELSIOR FUNDS, INC.
                                               EXCELSIOR TAX-EXEMPT FUNDS, INC.

By signing on the reverse, I/we hereby appoint as agent The Chase Manhattan Bank ("Chase") and, as such agent, Chase is hereby authorized and directed, upon presentment of check(s), to request the redemption of shares of the applicable Fund registered in my/our name(s) in the amount of such check(s) drawn on my/our Fund account. I/We further authorize Chase Global Funds Services Company ("CGFSC"), the sub-transfer agent, to accept and execute instructions relating to this check writing privilege. I/We agree that Chase and CGFSC, acting as agents on my/our behalf in connection with the foregoing check writing privileges, shall be liable only for their own willful misfeasance, bad faith or gross negligence.

I/We acknowledge that this check writing arrangement is subject to the applicable terms and restrictions, including charges, set forth in the current Prospectus for each Fund with respect to which I/we have arranged to redeem Fund shares by check writing. I/We understand and agree to be bound and subject to Chase's rules, regulations and associated laws governing check collection, as amended from time to time.

Stop payment instructions must be given to CGFSC by calling toll-free (800) 446-1012.

To take advantage of the check writing privilege, please complete the Signature Card on the reverse. Each person signing below guarantees the genuineness of the other's signature. You will receive a supply of checks approximately 3 weeks after this application is processed.

Account Number ______________________   FUND
                                        ----
_________________ ______________ ____   [_] Money Fund  [_] Tax-Exempt Money
Last Name         First          M.I.                       Fund

_________________ ______________ ____   [_] Government  [_] Treasury
Last Name         First          M.I.       Money Fund      Money Fund


By signing this Signature Card, the undersigned agree(s) that check writing privileges will be subject to the instructions and rules of Excelsior Fund, Excelsior Tax-Exempt Fund and Chase, as now in effect and as amended from time to time, as they pertain to the use of redemption checks.

(Please use black ink)                  [_] Check here if both signatures
                                            required on checks.
                                        [_] Check here if only one signature
                                            required on checks.
_____________________________________   If neither box is checked, all checks
Signature                               will require both signatures.

_____________________________________
Joint Signature
                                                EXCELSIOR FUNDS, INC.
                                                EXCELSIOR TAX-EXEMPT FUNDS, INC.

                                                                  [LOGO]
                                                                 EXCELSIOR
                                                           TAX-EXEMPT FUNDS INC.
Excelsior Tax-Exempt Funds

--------------------------------------------------------------------------------
73 Tremont Street Boston,           For initial purchase information, current
Massachusetts 02108-3913            prices, yield and performance information
                                    and existing account information, call
                                    (800) 446-1012. (From overseas, call (617)
                                    557-8280.)
--------------------------------------------------------------------------------
This Prospectus describes three separate diversified portfolios offered to in-vestors by Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), an open-end management investment company. Each portfolio (individually, a "Fund" and collectively, the "Funds") has its own investment objective and policies as follows:

 SHORT-TERM TAX-EXEMPT SECURITIES FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund (hereinafter referred to as the "Short-Term Fund") will invest substantially all of its assets in Mu-nicipal Obligations (as defined below) and will ordinarily have a dollar-weighted average portfolio maturity of one to three years.

 INTERMEDIATE-TERM TAX-EXEMPT FUND'S investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consis-tent with relative stability of principal. The Fund (hereinafter referred to as the "Intermediate-Term Fund") will invest substantially all of its assets in Municipal Obligations and will ordinarily have a dollar-weighted average port-folio maturity of three to ten years.

 LONG-TERM TAX-EXEMPT FUND'S investment objective is to seek to maximize cur-rent interest income exempt from Federal income taxes. This objective will be realized over time with a view toward relative stability of principal and pres-ervation of capital. The Fund (hereinafter referred to as the "Long-Term Fund") will invest substantially all of its assets in Municipal Obligations and will generally have a dollar-weighted average portfolio maturity of 10 to 30 years.

 Each of the Funds is sponsored and distributed by Edgewood Services, Inc. and advised by United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust").

 This Prospectus sets forth concisely the information about the Funds that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information, dated August 1, 1997, and containing additional information about the Funds, has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at the address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding Excelsior Tax-Exempt Fund.

SHARES IN THE FUNDS ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARAN-TEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUNDS INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                 August 1, 1997

                              PROSPECTUS SUMMARY

  EXCELSIOR TAX-EXEMPT FUNDS, INC. is an investment company offering various diversified and non-diversified investment portfolios with differing objec-tives and policies. Founded in 1984, Excelsior Tax-Exempt Fund currently of-fers six Funds with combined assets of approximately $1.6 billion. See "De-scription of Capital Stock."

  INVESTMENT ADVISER: United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, "U.S. Trust" or the "Investment Advis-er") serve as the Funds' investment adviser. U.S. Trust offers a variety of specialized financial and fiduciary services to high-net worth individuals, institutions and corporations. Excelsior Tax-Exempt Fund offers investors ac-cess to U.S. Trust's services. See "Management of the Funds--Investment Advis-er."

  INVESTMENT OBJECTIVES AND POLICIES: Generally, each Fund is a diversified investment portfolio which invests principally in debt obligations exempt from Federal income tax issued by or on behalf of states, territories and posses-sions of the United States, the District of Columbia and their authorities, agencies, instrumentalities and political subdivisions. The Funds' investment objectives and policies are summarized on the cover and explained in greater detail later in this Prospectus. See "Investment Objectives and Policies," "Portfolio Instruments and Other Investment Information" and "Investment Limi-tations."

  HOW TO INVEST: The Funds' Shares are offered at their net asset value. Ex-celsior Tax-Exempt Fund does not impose a sales load on purchases of Shares. See "How to Purchase and Redeem Shares."

  The minimum to start an account is $500 per Fund, with a minimum of $50 per Fund for subsequent investments. The easiest way to invest is to complete the account application which accompanies this Prospectus and to send it with a check to the address noted on the application. Investors may also invest by wire and through investment dealers or institutional investors with appropri-ate sales agreements with Excelsior Tax-Exempt Fund. See "How to Purchase and Redeem Shares."

  HOW TO REDEEM: Redemptions may be requested directly from Excelsior Tax-Ex-empt Fund by mail, wire or telephone. Investors investing through another in-stitution should request redemptions through their Shareholder Organization. See "How to Purchase and Redeem Shares."

  INVESTMENT RISKS AND CHARACTERISTICS: Since the Funds invest in bonds and other fixed-income securities, they will be affected directly by credit mar-kets and fluctuations in interest rates. The prices of fixed-income securities generally fluctuate inversely with changes in interest rates. Although each Fund generally seeks to invest for the long term, each Fund may engage in short-term trading of portfolio securities. A high rate of portfolio turnover may involve correspondingly greater transaction costs which must be borne di-rectly by a Fund and ultimately by its shareholders. Investment in the Funds should not be considered a complete investment program. See "Investment Objec-tives and Policies" and "Portfolio Instruments and Other Information."

                                EXPENSE SUMMARY

                                              SHORT-   INTERMEDIATE- LONG-TERM
                                             TERM FUND   TERM FUND     FUND
                                             --------- ------------- ---------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load........................   None        None        None
Sales Load on Reinvested Dividends..........   None        None        None
Deferred Sales Load.........................   None        None        None
Redemption Fees.............................   None        None        None
Exchange Fees...............................   None        None        None
ANNUAL FUND OPERATING EXPENSES (AS A
 PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/........   .23%        .29%        .43%
12b-1 Fees..................................   None        None        None
Other Operating Expenses
  Administrative Servicing Fee/1/...........   .07%        .06%        .07%
  Other Expenses............................   .28%        .23%        .24%
                                               ----        ----        ----
Total Operating Expenses (after fee
 waivers)/1/................................   .58%        .58%        .74%
                                               ====        ====        ====

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee, and to further waive fees and reimburse expenses to the extent necessary for the Short-Term Fund to maintain an annual expense ratio of not more than .60%. Without such fee waivers, "Advisory Fees" would be .30%, .35% and .50% and "Total Operating Expenses" would be .65%, .64% and .81% for the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

Example: You would pay the following expenses on a $1,000 investment, assuming
(1) 5% annual returns and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
Short-Term Fund.................................  $ 6     $19     $32     $73
Intermediate-Term Fund..........................    6      19      32      73
Long-Term Fund..................................    8      24      41      92

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Funds will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Funds for the fiscal year ended March 31, 1997. For more complete descriptions of the Funds' operating expenses, see "Management of the Funds" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following tables include selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax-Exempt Fund's independent auditors. The fol-lowing tables should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of each Fund is also con-tained in the Annual Report to Shareholders which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                     SHORT-TERM TAX-EXEMPT SECURITIES FUND

                                  YEAR ENDED MARCH 31,
                               ------------------------------
                                                                 PERIOD ENDED
                                1997    1996    1995    1994   MARCH 31, 1993/1/
                               ------  ------  ------  ------  -----------------
Net Asset Value, Beginning of
 Period......................  $ 7.05  $ 6.96  $ 6.99  $ 7.07       $ 7.00
                               ------  ------  ------  ------       ------
Income From Investment
 Operations
  Net Investment Income......    0.26    0.28    0.25    0.21         0.05
  Net Gains or (Losses) on
   Securities (both realized
   and unrealized)...........   (0.01)   0.09   (0.02)  (0.03)        0.07
                               ------  ------  ------  ------       ------
  Total From Investment
   Operations................    0.25    0.37    0.23    0.18         0.12
                               ------  ------  ------  ------       ------
Less Distributions
  Dividends From Net
   Investment Income.........   (0.27)  (0.28)  (0.25)  (0.21)       (0.05)
  Distributions From Net
   Realized Gain on
   Investments...............    0.00    0.00   (0.01)  (0.05)        0.00
                               ------  ------  ------  ------       ------
  Total Distributions........   (0.27)  (0.28)  (0.26)  (0.26)       (0.05)
                               ------  ------  ------  ------       ------
Net Asset Value, End of
 Period......................  $ 7.03  $ 7.05  $ 6.96  $ 6.99       $ 7.07
                               ======  ======  ======  ======       ======
Total Return/2/..............   3.55%   5.42%   3.45%   2.55%        1.65%
Ratios/Supplemental Data
  Net Assets, End of Period
   (in millions).............  $41.08  $42.97  $48.19  $57.73       $28.60
  Ratio of Net Operating
   Expenses to Average Net
   Assets....................   0.58%   0.58%   0.59%   0.59%        0.60%/3/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/4/.................   0.65%   0.64%   0.61%   0.60%        0.84%/3/
  Ratio of Net Income to
   Average Net Assets........   3.73%   4.05%   3.60%   2.94%        2.80%/3/
  Portfolio Turnover Rate....     87%    124%    565%    539%           0%

-------
NOTES:
1. Inception date of the Fund was December 31, 1992.
2. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Annualized.
4. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INTERMEDIATE-TERM TAX-EXEMPT FUND

                                                      YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------------
                           1997     1996     1995     1994     1993     1992     1991     1990    1989    1988
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Net Asset Value,
 Beginning of Period....  $  9.12  $  8.80  $  8.64  $  9.24  $  8.95  $  8.83  $  8.67  $ 8.52  $ 8.69  $ 8.87
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Income From Investment
 Operations.............
 Net Investment Income..     0.40     0.40     0.37     0.34     0.42     0.49     0.56    0.57    0.55    0.55
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.00     0.32     0.16    (0.09)    0.59     0.19     0.16    0.15   (0.17)  (0.11)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total From Investment
  Operations............     0.40     0.72     0.53     0.25     1.01     0.68     0.72    0.72    0.38    0.44
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.41)   (0.40)   (0.37)   (0.34)   (0.42)   (0.49)   (0.56)  (0.57)  (0.55)  (0.55)
 Distributions From Net
  Realized Gain on
  Investments...........     0.00    (0.00)   (0.00)   (0.26)   (0.30)   (0.07)    0.00    0.00    0.00   (0.07)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00     0.00     0.00    (0.25)    0.00     0.00     0.00    0.00    0.00    0.00
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
 Total Distributions....    (0.41)   (0.40)   (0.37)   (0.85)   (0.72)   (0.56)   (0.56)  (0.57)  (0.55)  (0.62)
                          -------  -------  -------  -------  -------  -------  -------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  9.11  $  9.12  $  8.80  $  8.64  $  9.24  $  8.95  $  8.83  $ 8.67  $ 8.52  $ 8.69
                          =======  =======  =======  =======  =======  =======  =======  ======  ======  ======
Total Return/1/.........    4.58%    8.30%    6.34%    2.58%   11.70%    7.95%    8.64%   8.58%   4.49%   5.37%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $244.05  $255.18  $234.99  $298.26  $285.32  $223.20  $122.62  $90.73  $58.29  $53.70
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.58%    0.60%    0.61%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/2/.    0.64%    0.65%    0.64%    0.64%    0.64%    0.64%    0.66%   0.69%   0.68%   0.70%
 Ratio of Net Income to
  Average Net Assets....    4.56%    4.44%    4.28%    3.74%    4.57%    5.48%    6.47%   6.48%   6.43%   6.44%
 Portfolio Turnover
  Rate..................    28.0%    50.0%   362.0%   379.0%   429.0%   276.0%   216.0%  154.0%  256.0%  290.0%

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                           LONG-TERM TAX-EXEMPT FUND

                                                   YEAR ENDED MARCH 31,
                          -------------------------------------------------------------------------------
                           1997     1996    1995    1994    1993    1992    1991    1990    1989    1988
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value,
 Beginning of Period....  $  9.53  $ 9.27  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68  $ 8.77
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Income From Investment
 Operations
 Net Investment Income..     0.46    0.47    0.43    0.42    0.46    0.51    0.54    0.55    0.53    0.54
 Net Gains or (Losses)
  on Securities (both
  realized and
  unrealized)...........     0.03    0.39    0.50   (0.12)   0.99    0.30    0.33    0.38    0.32    0.26
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total From Investment
  Operations............     0.49    0.86    0.93    0.30    1.45    0.81    0.87    0.93    0.85    0.80
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Less Distributions
 Dividends From Net
  Investment Income.....    (0.46)  (0.46)  (0.43)  (0.42)  (0.46)  (0.51)  (0.54)  (0.55)  (0.53)  (0.54)
 Distributions From Net
  Realized Gain on
  Investments...........    (0.13)  (0.14)  (0.10)  (0.50)  (0.48)  (0.20)  (0.05)  (0.31)  (0.20)  (0.35)
 Distributions in Excess
  of Net Realized Gain
  on Investments........     0.00    0.00    0.00   (0.27)   0.00    0.00    0.00    0.00    0.00    0.00
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
 Total Distributions....    (0.59)  (0.60)  (0.53)  (1.19)  (0.94)  (0.71)  (0.59)  (0.86)  (0.73)  (0.89)
                          -------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  9.43  $ 9.53  $ 9.27  $ 8.87  $ 9.76  $ 9.25  $ 9.15  $ 8.87  $ 8.80  $ 8.68
                          =======  ======  ======  ======  ======  ======  ======  ======  ======  ======
Total Return/1/.........    5.47%   9.35%  11.01%   2.38%  16.35%   9.19%  10.11%  10.67%  10.14%  10.15%
Ratios/Supplemental Data
 Net Assets, End of
  Period (in millions)..  $107.93  $91.06  $78.88  $82.15  $85.52  $62.73  $38.04  $36.16  $19.73  $ 8.84
 Ratio of Net Operating
  Expenses to Average
  Net Assets............    0.74%   0.77%   0.80%   0.85%   0.86%   0.85%   0.86%   0.92%   0.76%   0.85%
 Ratio of Gross
  Operating Expenses to
  Average Net Assets/2/.    0.81%   0.82%   0.83%   0.86%   0.86%   0.85%   0.86%   0.92%   0.87%   1.18%
 Ratio of Net Income to
  Average Net Assets....    4.80%   4.85%   4.86%   4.25%   4.73%   5.52%   6.01%   5.99%   6.14%   6.37%
 Portfolio Turnover
  Rate..................   125.0%  185.0%  214.0%  252.0%  300.0%  218.0%  197.0%  437.0%  550.0%  668.0%

-------
NOTES:
1. Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
2. Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INVESTMENT OBJECTIVES AND POLICIES

 The Investment Adviser will use its best efforts to achieve the investment ob-jective of each Fund, although their achievement cannot be assured. The invest-ment objective of each Fund is "fundamental," meaning that it may not be changed without a vote of the holders of a majority of the particular Fund's outstanding Shares (as defined under "Miscellaneous"). Except as noted below and in "Investment Limitations," the investment policies of each Fund may be changed without the vote of the holders of a majority of the outstanding Shares of such Fund.

SHORT-TERM FUND

 The Short-Term Fund's investment objective is to seek as high a level of cur-rent interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in debt obligations exempt from Federal income tax issued by or on be-half of states, territories, and possessions of the United States, the District of Columbia and their authorities, agencies, instrumentalities, and political subdivisions ("Municipal Obligations"). Although the Short-Term Fund has no re-strictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of one to three years.

INTERMEDIATE-TERM FUND

 The Intermediate-Term Fund's investment objective is to seek as high a level of current interest income exempt from Federal income taxes as is consistent with relative stability of principal. The Fund will invest substantially all of its assets in Municipal Obligations. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual Municipal Obligation, it will generally have a dollar-weighted average portfolio maturity of three to ten years.

 The Intermediate-Term Fund is designed for investors in relatively high tax brackets who are seeking greater stability of principal than is generally available from longer-term Municipal Obligations and who are willing to accept a somewhat lower yield in order to achieve this stability. Generally, the price for its Shares will be less volatile than that normally associated with a port-folio consisting of longer-term Municipal Obligations.

LONG-TERM FUND

 The Long-Term Fund's investment objective is to seek to maximize current in-terest income exempt from Federal income taxes. The Fund will realize this ob-jective over time with a view toward relative stability of principal and pres-ervation of capital. The Fund will invest substantially all of its assets in Municipal Obligations with no maturity restrictions. While the Fund's dollar-weighted average portfolio maturity may be as long as 30 years, during tempo-rary defensive periods it could be considerably shorter.

 The Long-Term Fund is designed for investors in relatively high tax brackets who are seeking the highest levels of current tax-free income and who are will-ing to accept a somewhat higher price volatility than that normally associated with short-term and intermediate-term Municipal Obligations.

Common Investment Policies

 The Funds invest in Municipal Obligations which are determined by the Invest-ment Adviser to present minimal credit risks. As a matter of fundamental poli-cy, except during temporary defensive periods, each Fund will maintain at least 80% of its assets in tax-exempt obligations. (This policy may not be changed with respect to a Fund without the vote of the holders of a majority of its outstanding Shares.) However, from time to time on a temporary defensive basis due to market conditions, each Fund may hold uninvested cash reserves or invest in taxable obligations in such proportions as, in the opinion of the Investment Adviser, prevailing market or economic conditions may warrant. Uninvested cash reserves will not earn income.

Should a Fund invest in taxable obligations, it would purchase: (i) obligations of the U.S. Treasury; (ii) obligations of agencies and instrumentalities of the U.S. Government; (iii) money market instruments such as certificates of depos-it, commercial paper, and bankers' acceptances; (iv) repurchase agreements col-lateralized by U.S. Government obligations or other money market instruments;
(v) municipal bond index futures and interest rate futures contracts; or (vi) securities issued by other investment companies that invest in high quality, short-term securities.

 In seeking to achieve its investment objective, each Fund may invest in "pri-vate activity bonds" (see "Types of Municipal Obligations" below), the interest on which is treated as a specific tax preference item under the Federal alter-native minimum tax. Investments in such securities, however, will not exceed under normal market conditions 20% of each Fund's total assets when added to-gether with any taxable investments held by that Fund.

 The Municipal Obligations purchased by the Funds will consist of: (1) bonds rated "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's Investors Service, Inc. ("Moody's"), or, in certain instances, bonds with lower ratings if they are determined by the Investment Adviser to be comparable to BBB/Baa-rated issues; (2) notes rated "MIG-3" or higher ("VMIG-3" or higher in the case of variable rate notes) by Moody's, or "SP-3" or higher by S&P, or "F-3" or higher by Fitch; and (3) commercial paper rated "Prime-3" or higher by Moody's, or "A-3" or higher by S&P, or "F-3" or higher by Fitch. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, securities pur-chased by the Funds will be of comparable quality to the above ratings as de-termined by the Investment Adviser under the supervision of the Board of Direc-tors. A discussion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

 Although the Funds do not presently intend to do so on a regular basis, they may invest more than 25% of their assets in Municipal Obligations the interest on which is paid solely from revenues of similar projects, if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that a Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the peculiar risks presented by such projects to a greater extent than it would be if the Fund's assets were not so concentrated.

 The value of securities in the Funds can be expected to vary inversely with changes in prevailing interest rates. The Funds are not intended to constitute a complete investment program and are not designed for investors seeking capi-tal appreciation or maximum tax-exempt income irrespective of fluctuations in principal.

             PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Funds are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit, and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the facil-ity being financed. Private activity bonds held by the Funds are in most cases revenue securities and are not payable from the unrestricted revenues of the issuer. Consequently, the credit quality of private activity revenue bonds is usually directly related to the credit standing of the corporate user of the facility involved.

 The Funds' portfolios may also include "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt service obligations from current revenues, it may draw on a reserve fund the restoration of which is a moral commitment, but not a legal obligation of the state or municipality which created the issuer. There is no limitation on the amount of moral obli-gation securities that may be held by the Funds.

 The Funds may also purchase custodial receipts evidencing the right to re-ceive either the principal amount or the periodic interest payments or both with respect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Funds intend to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the limit described below under "Illiquid Securities." Each Fund will limit its investments in interest-only and principal-only Municipal Obli-gations to 5% of its total assets.

FUTURES CONTRACTS

 The Funds may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond bro-kers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a spec-ified dollar amount times the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Funds may enter into contracts for the future delivery of fixed-income securities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Funds will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which they hold or intend to purchase where the transactions are intended to reduce risks inherent in the management of the Funds. Each Fund may engage in futures contracts only to the extent permitted by the Commodity Futures Trading Com-mission ("CFTC") and the Securities and Exchange Commission ("SEC"). As of the date of this Prospectus, each Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the ag-gregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized prof-its and unrealized losses on the Fund's open contracts.

 When investing in futures contracts, the Funds must satisfy certain asset segregation requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liq-uid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when a Fund "covers" a futures position generally by entering into an offsetting position.

 Transactions by a Fund in futures contracts may subject the Fund to a number of risks. Successful use of futures by a Fund is subject to the ability of the Investment Adviser to anticipate correctly movements in the direction of the market. There may be an imperfect correlation, or no correlation at all, be-tween movements in the price of the futures contracts and movements in the price of the instruments being hedged. In addition, investments in futures may subject a Fund to losses due to unanticipated market movements which are po-tentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequent-ly, a Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be tax-able income of the Funds.

MONEY MARKET INSTRUMENTS

 "Money market instruments" that may be purchased by the Funds in accordance with their investment objectives and policies stated above include, among other things, bank obligations, commercial paper and corporate bonds with re-maining maturities of 13 months or less.

 Bank obligations include bankers' acceptances, negotiable certificates of de-posit, and non-negotiable time deposits earning a specified return and issued by a U.S. bank which is a member of the Federal Reserve System or insured by the Bank Insurance Fund of the Federal Deposit Insurance Corporation, or by a savings and loan association or savings bank which is insured by the Savings Association Insurance Fund of the Federal Deposit Insurance Corporation. In-vestments in time deposits are limited to no more than 5% of the value of a Fund's total assets at time of purchase.

 Investments by the Funds in commercial paper will consist of issues that are rated "A-3" or better by S&P, or "Prime-3" or better by Moody's, or "F-3" or better by Fitch. In addition, each Fund may acquire unrated commercial paper that is determined by the Investment Adviser at the time of purchase to be of comparable quality to rated instruments that may be acquired by the particular Fund.

 Commercial paper may include variable and floating rate instruments. While there may be no active secondary market with respect to a particular instru-ment purchased by a Fund, the Fund may, from time to time as specified in the instrument, demand payment of the principal of the instrument or may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of the instrument if the issuer defaulted on its payment obligation or during periods that the Fund is not entitled to exercise its demand rights, and the Fund could, for this or other reasons, suffer a loss with respect to such instrument. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid security subject to the 10% limitation dis-cussed below under "Illiquid Securities."

REPURCHASE AGREEMENTS

 As stated above, each Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repurchase agreements"). Each Fund will enter into repurchase agreements only with financial institutions such as banks or broker/dealers which are deemed to be creditworthy by the Investment Adviser under guidelines approved by Excelsior Tax-Exempt Fund's Board of Directors. No Fund will enter into repurchase agreements with the Investment Adviser or its affiliates. Re-purchase agreements with remaining maturities in excess of seven days will be considered illiquid securities sub-ject to the 10% limit described below under "Illiquid Securities."

 The seller under a repurchase agreement will be required to maintain the value of the obligations subject to the agreement at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose a Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repur-chase agreements will be taxable.

INVESTMENT COMPANY SECURITIES

 The Funds may also invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses a Fund bears directly in connection with its own operations, as a shareholder of another investment com-pany, a Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indi-rectly bear the expenses of the Fund and the other investment company, some or all of which would be duplicative. Such securities will be acquired by the Funds within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain exceptions, a prohi-bition against a Fund investing more than 10% of the value of its total assets in such securities.

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 Each of the Funds may purchase eligible securities on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transactions involve a commitment by a Fund to purchase or sell particular se-curities with payment and delivery taking place in the future, beyond the nor-mal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. It is expected that "forward commitments" and "when-issued" purchases will not exceed 25% of the value of a Fund's total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Funds do not intend to engage in "when-issued" purchases and "forward com-mitments" for speculative purposes, but only in furtherance of their investment objectives.

 In addition, the Funds may acquire "stand-by commitments" with respect to Mu-nicipal Obligations held by them. Under a "stand-by commitment," a dealer agrees to purchase at a Fund's option specified Municipal Obligations at a specified price. The Funds will acquire "stand-by commitments" solely to facil-itate portfolio liquidity and do not intend to exercise their rights thereunder for trading purposes. "Stand-by commitments" acquired by a Fund would be valued at zero in determining the Fund's net asset value.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 Each Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than antic-ipated redemption requests, and not for leverage. Each Fund may also agree to sell portfolio securities to financial institutions such as banks and broker-dealers and to repurchase them at a mutually agreed date and price (a "reverse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time a Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets having a value equal to the repurchase price, including accrued interest. Reverse repurchase agree-ments involve the risk that the market value of the securities sold by a Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 No Fund will knowingly invest more than 10% of the value of its net assets in securities that are illiquid. Each Fund may purchase securities which are not registered under the Securities Act of 1933, as amended

(the "Act") but which can be sold to "qualified institutional buyers" in accor-dance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of in-creasing the level of illiquidity in a Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securi-ties.

PORTFOLIO TURNOVER

 Each Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with a Fund's investment objective. Portfolio investments may be sold for a variety of reasons, such as a more favorable investment opportunity or other circumstances bearing on the desirability of continuing to hold the investments. A high rate of portfolio turnover may involve correspondingly greater transaction costs, which must be borne directly by a Fund and ultimately by its share-holders. Portfolio turnover will not be a limiting factor in making portfolio decisions. High portfolio turnover may result in the realization of substantial net capital gains. To the extent that net short-term capital gains are real-ized, any distributions resulting from such gains are considered ordinary in-come for Federal income tax purposes. (See "Financial Highlights" and "Taxes-- Federal.")

                             INVESTMENT LIMITATIONS

 The investment limitations enumerated below are matters of fundamental policy and may not be changed with respect to a Fund without the vote of the holders of a majority of a Fund's outstanding Shares (as defined under "Miscellane-ous").

 A Fund may not:

  1. Purchase securities of any one issuer, other than U.S. Government obliga-tions, if immediately after such purchase more than 5% of the value of its total assets would be invested in the securities of such issuer, except that up to 25% of the value of its total assets may be invested without regard to this 5% limitation;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge, or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that each Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) A Fund will not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  3. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry, provided that (a) with respect to the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds, there is no limitation with respect to domestic bank obligations or securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentali-ties, or political subdivisions, and (b) with respect to the Short-Term Fund, there is no limitation with respect to securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumen-talities, or political subdivisions.

 Each of the Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds may not:

  4. Knowingly invest more than 10% of the value of its total assets in secu-rities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily available market quotations.

                                     * * *

 In addition to the investment limitations described above, as a matter of fun-damental policy for each Fund, which may not be changed without the vote of the holders of a majority of the Fund's outstanding shares, a Fund may not invest in the securities of any single issuer if, as a result, the Fund holds more than 10% of the outstanding voting securities of such issuer.

 In Investment Limitation No. 1 above: (a) a security is considered to be is-sued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user;
(b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guarantee; and (c) secu-rities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Short-Term Tax-Exempt Securities Fund may not knowingly invest more than 10% of the value of its net assets in securities which may be illiquid in light of legal or contractual restrictions on resale or the absence of readily avail-able market quotations. This investment policy may be changed by Excelsior Tax-Exempt Fund's Board of Directors without shareholder approval.

 The Intermediate-Term Tax-Exempt and Long-Term Tax-Exempt Funds will not in-vest more than 25% of the value of their respective total assets in domestic bank obligations.

 With respect to all investment policies, if a percentage limitation is satis-fied at the time of investment, a later increase or decrease in such percentage resulting from a change in the value of a Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of each Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for each Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for trading ("Business Day"). Cur-rently, the holidays which Excelsior Tax-Exempt Fund observes are New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by divid-ing the value of all securities and other assets allocable to a Fund, less the liabilities charged to the Fund, by the number of its outstanding Shares.

 Portfolio securities in the Funds for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to the guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual cir-cumstances, portfolio securities maturing in 60 days or less are normally val-ued at amortized cost. The net asset value of Shares in the Funds will fluctu-ate as the market value of their portfolio securities changes in response to changing market rates of interest and other factors.

 Securities traded on only over-the-counter markets are valued on the basis of closing over-the-counter bid prices. Securities for which there were no trans-actions are valued at the average of the most recent bid and asked prices. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. Re-stricted securities and other assets are valued at fair value pursuant to guidelines adopted by the Board of Directors.

 The Funds' administrators have undertaken to price the securities in the Funds' portfolios and may use one or more pricing services to value certain portfolio securities in the Funds where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the ad-ministrators under the general supervision of the Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares in each Fund are continuously offered for sale by Excelsior Tax-Exempt Fund's sponsor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a regis-tered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Funds. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Funds.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Funds or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Funds. Such payments will be predicated upon the amount of Shares the finan-cial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in each Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or another entity on behalf of Excelsior Tax-Exempt Fund. The Distributor has es-tablished several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Tax-Exempt Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Funds' sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Con-firmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Share-holder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Funds, CGFSC will send confirmations of such transactions and periodic account statements di-rectly to the shareholders of record. Shares in the Funds bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Funds--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor from the Distributor in ac-cordance with procedures described below under "Purchase Procedures."

PURCHASE PROCEDURES

 General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in any Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment, the name of the Fund and the account number in which the investment is to be made. Institu-tional Investors may purchase Shares by transmitting their purchase orders to CGFSC by telephone at (800) 446-1012 or by terminal access. Institutional In-vestors must pay for Shares with Federal funds or funds immediately available to CGFSC.

 Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Re-serve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Ap-plication accompanying this Prospectus and forward it to CGFSC. Redemptions by Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Invest-ors making subsequent investments by wire should follow the above instruc-tions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500 per Fund. The minimum subse-quent investment for both types of investors is $50 per Fund. Customers may agree with a particular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular ac-count, Shareholder Organizations may charge a Customer's account fees for auto-matic investment and other cash management services provided. Excelsior Tax-Ex-empt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any minimum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Funds in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

Redemption by Mail

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemp-tion request in good order. Questions with respect to the proper form for re-demption requests should be directed to CGFSC at (800) 446-1012 (from over-seas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone redemption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Ex-celsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EXPENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an Investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares in a Fund after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund re-mains below $500. If a Customer has agreed with a particular Shareholder Or-ganization to maintain a minimum balance in his or her account at the institu-tion with respect to Shares of a Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organiza-tion to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares in a Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Tax-Exempt Fund or Excelsior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior Institutional Trust, provided that such other shares may legally be sold in the state of the Invest-or's residence.

 Excelsior Fund currently offers 15 investment portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefitting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

  Excelsior Tax-Exempt Fund currently offers 3 additional portfolios as follows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in a Fund and the investment of the redemption proceeds in shares of another portfolio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares be-ing redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the ex-change request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in a Fund. For further information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the exchange privilege with the other portfolios of Excelsior Tax-Ex-empt Fund, Excelsior Fund or Excelsior Institutional Trust should request and review the prospectuses of such funds. Such prospectuses may be obtained by calling the telephone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of exchange requests of Investors and Customers of Shareholder Or-ganizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Be-fore making an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the telephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the tel-ephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TEL-EPHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSID-ERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFOR-MATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of a Fund with a value of $10,000 or more may es-tablish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Appli-cation contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617)
557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (mini-mum of $50 per Fund per transaction) at regular intervals selected by the In-vest- or. The minimum initial investment for an Automatic Investment Program account is $50 per Fund. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an In-vestor's checking, bank money market or NOW account designated by the Invest-or. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, however, that Shares bought using Dollar Cost Averaging are pur-chased without regard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be ben-eficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 Each Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to each Fund on the basis of its relative net assets.

 The net investment income of the Funds is declared daily as a dividend to the persons who are shareholders of the respective Funds at the opening of busi-ness on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares of a Fund. Net realized capital gains are distrib-uted at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of other Shareholder Organi-zations will receive dividends and distributions in additional Shares of the Fund on which the dividend or distribution is paid (as determined on the pay-able date), unless they have requested in writing (received by CGFSC at Excel-sior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 Each of the Funds qualified for its last taxable year as a "regulated invest-ment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Each Fund expects to so qualify in future years. Such qualification generally relieves a Fund of liability for Federal income taxes to the extent its earnings are distributed in accordance with the Code.

 Qualification as a regulated investment company under the Code requires, among other things, that a Fund distribute to its shareholders an amount equal to at least the sum of 90% of its investment company taxable income and 90% of its exempt-interest income (if any), net of certain deductions for each tax-able year. In general, a Fund's investment company taxable income will be its taxable income (including interest) subject to certain adjustments and exclud-ing the excess of any net long-term capital gain for the taxable year over the net short-term capital loss, if any, for such year. It is anticipated that none of the dividends paid by the Funds will be eligible for the dividends re-ceived deduction for corporations.

 Each Fund's policy is to pay dividends each year equal to at least the sum of 90% of its net exempt-interest income and 90% of its investment company tax-able income, if any. Some dividends derived from exempt-interest income ("ex-empt-interest dividends") may be treated by a Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless, under the circumstances applicable to the particular shareholder, ex-clusion would be disallowed. (See Statement of Additional Information under "Additional Information Concerning Taxes.")

 If a Fund should hold certain "private activity bonds" issued after August 7, 1986, the portion of dividends paid by the Fund which are attributable to in-terest on such bonds must be included in a shareholder's Federal alternative minimum taxable income, as an item of tax preference, for the purpose of de-termining liability (if any) for the 26% to 28% alternative minimum tax appli-cable to individuals and the 20% alternative minimum tax and the environmental tax applicable to corporations. Corporate shareholders must also take all ex-empt-interest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to cor-porations is imposed at the rate of .12% on the excess of the corporation's modified Federal alternative minimum taxable income over $2 million. Share-holders receiving Social Security benefits should note that all exempt-inter-est dividends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Funds which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares.

 Distribution by a Fund of the excess of its net long-term capital gain over its net short-term capital loss is taxable to shareholders as long-term capi-tal gain, regardless of how long the shareholder has held the Shares and whether such gains are received in cash or reinvested in additional Shares.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by a Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 An investor considering buying Shares of a Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his or her tax ba-sis for such Shares for the purpose of determining gain or loss on a redemp-tion, transfer or exchange of such Shares. However, if the shareholder ef-fected an exchange of such Shares for Shares of another Fund within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new Shares (by virtue of the exchange privilege), the amount equal to re-duction may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new Shares.

 The foregoing summarizes some of the important tax considerations generally affecting the Funds and their shareholders and is not intended as a substitute for careful tax plan-ning. Accordingly, potential investors in the Funds should consult their tax advisers with specific reference to their own tax situations. Shareholders will be advised at least annually as to the Federal income tax consequences of distributions made each year.

STATE AND LOCAL

 Exempt-interest dividends and other distributions paid by the Funds may be taxable to shareholders under state or local law as dividend income, even though all or a portion of such distributions may be derived from interest on tax-exempt obligations which, if realized directly, would be exempt from such income taxes. Purchasers are advised to consult their tax advisers concerning the application of state and local taxes, which may have different conse-quences from those of the Federal income tax law described above.

                            MANAGEMENT OF THE FUNDS

 The business and affairs of the Funds are managed under the direction of Ex-celsior Tax-Exempt Fund's Board of Directors. The Statement of Additional In-formation contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Funds. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages each Fund, makes decisions with respect to and places orders for all purchases and sales of its portfolio securities, and maintains records relating to such purchases and sales.

 The Short-Term, Intermediate-Term and Long-Term Funds' portfolio manager, Kenneth J. McAlley, is the person primarily responsible for the day-to-day management of the Funds' investment portfolios. Mr. McAlley, Executive Vice President and Manager of the Fixed Income Investment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Long-Term Fund's portfo-lio manager since 1986 and the Short-Term and Intermediate-Term Funds' portfo-lio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreements, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rates of .30% of the average daily net assets of the Short-Term Fund, .35% of the average daily net assets of the Intermediate-Term Fund, and .50% of the average daily net assets of the Long-Term Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Funds pursuant to advisory agreements substantially similar to the Invest-ment Advisory Agreements currently in effect for the Funds. For the fiscal year ended March 31, 1997, U.S. Trust

New York received an advisory fee at the effective annual rates of .23%, .29% and .43% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively. For the same period, U.S. Trust New York waived advisory fees at the effective annual rates of .07%, .06% and .07% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by a Fund, which waiver may be termi-nated at any time. See "Management of the Funds--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Funds' administrators (the "Administrators") and provide them with general administrative and operational assistance. The Administrators also serve as administrators of the other portfolios of Excelsior Tax-Exempt Fund and of all the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                 NET ASSETS OF EXCELSIOR TAX-EXEMPT
                     FUND, EXCELSIOR FUND AND
            EXCELSIOR INSTITUTIONAL TRUST (EXCLUDING THE
             INTERNATIONAL PORTFOLIOS OF EXCELSIOR FUND
                AND EXCELSIOR  INSTITUTIONAL TRUST)                  ANNUAL FEE
            --------------------------------------------             ----------
first $200 million..................................................   .200%
next $200 million...................................................   .175%
over $400 million...................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by a Fund, which waiver may be terminated at any time. See "Management of the Funds--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Funds' administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Funds. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rates of .154%, .154% and .152% of the average daily net assets of the Short-Term, Intermediate-Term and Long-Term Funds, respectively, and waived administration fees at the effective an-nual rate of .002% of the average daily net assets of the Long-Term Fund.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Tax-Exempt Fund has agreements with certain Shareholder Organizations--firms that provide servic-es, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, a Fund will pay the Shareholder Organization an administrative service fee up to the an-nual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Funds--Shareholder Organizations," may include assisting in processing pur-chase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organi-zations to ad-vise Customers of any fees that they may charge in connection with a Custom-er's investment. Until further notice, the Investment Adviser and Administra-tors have voluntarily agreed to waive fees payable by a Fund in an aggregate amount equal to administrative service fees payable by that Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Funds, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State secu-rities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to regis-ter as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Funds' method of operations would affect their net as set values per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Funds, Inc. (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excel-sior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares repre-senting 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or se-ries. Shares of Class B, C and F represent interests in the Intermediate-Term Tax-Exempt, Long-Term Tax-Exempt and Short-Term Tax-Exempt Securities Funds, respectively.

 Each Share represents an equal proportionate interest in the particular Fund with other Shares of the same class, and is entitled to such dividends and distributions out of the income earned on the assets belonging to such Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Direc-tors.

 Shareholders are entitled to one vote for each full Share held, and frac-tional votes for fractional Shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt Fund's outstanding shares as agent or cus-todian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Funds' assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Funds' transfer and dividend disbursing agent. U.S. Trust New York has entered into a sub-transfer agency arrangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and regis-trar services to the Funds.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Funds may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of a Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the per-formance of mutual funds.

 Performance and yield data as reported in national financial publications, in-cluding but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Funds.

 Each Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semiannual basis.

 In addition, each Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an after-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal income taxes at a stated tax rate.

 From time to time, each Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure re-flects the average percentage change in the value of an investment in a Fund from the beginning date of the measuring period to the end of the measuring pe-riod. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commence-ment of a Fund's operations, or on a year-by-year basis). Each Fund may also use aggregate total return figures for various periods, representing the cumu-lative change in the value of an investment in the Fund for the specific peri-od. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of a Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Funds with bank deposits, savings accounts and similar in-vestment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that the performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market condi-tions. Any fees charged by the Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in calcu-lations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Funds' investment operations and annual financial statements audited by the Funds' in-dependent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-

Exempt Fund or a particular Fund means, with respect to the approval of an in-vestment advisory agreement or a change in a fundamental investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or such Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or such Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or such Fund are represented at the meeting in person or by proxy.

 Inquiries regarding any of the Funds may be directed to the Distributor at the address listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:   FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                            Excelsior Funds
  c/o Chase Global Funds Services            c/o Chase Global Funds Services
     Company                                    Company
  P.O. Box 2798                              73 Tremont Street
  Boston, MA 02208-2798                      Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500 per Fund; subsequent investments must be in the minimum amount of $50 per Fund. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity.)*

  *A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

--------------------------------------------------------------------------------
       [LOGO]            CHASE GLOBAL FUNDS SERVICES COMPANY       NEW
      EXCELSIOR          CLIENT SERVICES                           ACCOUNT
TAX-EXEMPT FUNDS INC.    P.O. Box 2798                             APPLICATION
                         Boston, MA 02208-2798
                         (800) 446-1012
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION
--------------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other ____________________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.


    --------------------------------------------------    ----------------------------------------------------
    Name(s) (please print)                                Social Security # or Taxpayer Identification #

                                                         (   )
    --------------------------------------------------    ----------------------------------------------------
    Name                                                  Telephone #

    --------------------------------------------------
    Address
                                                          [_] U.S. Citizen  [_] Other (specify)
    --------------------------------------------------                                         ---------------
    City/State/Zip Code

--------------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
--------------------------------------------------------------------------------

                                                    INITIAL INVESTMENT                                       INITIAL INVESTMENT
     [_] Short-Term Tax-Exempt Securities Fund     $                  825    [_] Long-Term Tax-Exempt Fund  $                  808
                                                    ------------------                                       ------------------
     [_] Intermediate-Term Tax-Exempt Fund         $                  807    [_] Other                      $
                                                    ------------------                --------------------   ------------------
                                                                             TOTAL INITIAL INVESTMENT:      $
                                                                                                             ------------------

    NOTE: If investing by wire, you must obtain a          A. BY MAIL: Enclosed is a check in the amount
    Bank Wire Control Number. To do so, please                of $ __________________ payable to "Excelsior Funds."
    call (800) 446-1012 and ask for the Wire Desk.         B. BY WIRE: A bank wire in the amount of
                                                              $ __________________ has been sent to the Fund from

                                                              ----------------------------  -------------------------
                                                                        Name of Bank           Wire Control Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    All dividends are to be                 [_] reinvested      [_] paid in cash
    All capital gains are to be             [_] reinvested      [_] paid in cash

--------------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
--------------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION                                      AUTHORITY TO TRANSMIT  REDEMPTION PROCEEDS TO
                                                                           PRE-DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as my/our agent to act upon instructions
    received by telephone in order to effect the telephone exchange        I/We hereby authorize CGFSC to act upon
    and redemption privileges. I/We hereby ratify any instructions         instructions received by telephone to withdraw
    given pursuant to this authorization and agree that Excelsior          $500 or more from my/our account in the Excelsior
    Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust,        Funds and to wire the amount withdrawn to the
    CGFSC and their directors, trustees, officers and employees            following commercial bank account. I/We understand
    will not be liable for any loss, liability, cost or expense for        that CGFSC charges an $8.00 fee for each wire
    acting upon instructions believed to be genuine and in                 redemption, which will be deducted from the
    accordance with the procedures described in the then current           proceeds of the redemption.
    Prospectus. To the extent that Excelsior Fund, Excelsior Tax-
    Exempt Fund and Excelsior Institutional Trust fail to use              Title on Bank Account*___________________________
    reasonable procedures as a basis for their belief, they or
    their service contractors may be liable for instructions that          Name of Bank ____________________________________
    prove to be fraudulent or unauthorized.
                                                                           Bank A.B.A. Number _________ Account Number _____
    I/We further acknowledge that it is my/our responsibility to read
    the Prospectus of any Fund into which I/we exchange.                   Bank Address ____________________________________

    [_] I/We do not wish to have the ability to exercise telephone         City/State/Zip Code _____________________________
    redemption and exchange privileges. I/We further understand that       (attach voided check here)
    all exchange and redemption requests must be in writing.
                                                                           A corporation, trust or partnership must also
    SPECIAL PURCHASE AND REDEMPTION PLANS                                  submit a "Corporate Resolution" (or "Certificate
    I/We have completed and attached the Supplemental                      of Partnership") indicating the names and titles
    Application for:                                                       of officers authorized to act on its behalf.
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan                                         *TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

================================================================================

--------------------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
--------------------------------------------------------------------------------

  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Funds involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________            Date __________________________
  Owner Signature

  X ___________________________            Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above (including legal title if signing for a corporation, trust custodial account, etc.).

--------------------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
--------------------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  -----------------------------         -------------------------------
  Investment Dealer's Name              Source of Business Code

  -----------------------------         -------------------------------
  Main Office Address                   Branch Number

  -----------------------------         -------------------------------
  Representative's Number               Representative's Name

  -----------------------------         -------------------------------
  Branch Address                        Telephone

  -----------------------------         -------------------------------
  Investment Dealer's                   Title
  Authorized Signature

  ==============================================================================
                  CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
     LOGO         CLIENT SERVICES                        APPLICATION
  EXCELSIOR       P.O. Box 2798                          SPECIAL INVESTMENT AND
  TAX-EXEMPT      Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
  FUNDS INC.      (800) 446-1012
  ------------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________            Account Number _________________
    Owner Name _________________            Social Security or Taxpayer ID
    Street Address _____________              Number _________________________
    Resident of  [_] U.S.  [_] Other ____   City, State, Zip Code __________
                                            [_] Check here if this is a
                                                change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------
    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

           All dividends are to be        [_] reinvested  [_] paid in cash
           All capital gains are to be    [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                      Name of Your Bank ______________________
    Name _________________________    Bank Account Number ____________________
    Address ______________________    Address of Bank ________________________
    City, State, Zip Code ____________________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ________________________      Account No. ____________________
               (Fund)
    To: __________________________      Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN  [_]YES [_]NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day                 [_] Monthly on the 15th day
    [_] Monthly on both the 1st and 15th days

    Amount of each debit (minimum $50 per Fund) $ ________________________

    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN

  ==============================================================================
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    --------------------  -------------------------   -------------------------
    Bank Name             Bank Address                Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ------------------------------------  ------------------------------------
    Account Holder's Name                 Joint Account Holder's Name

    X _____________________  ___________  X ____________________  ____________
            Signature            Date           Signature             Date

===============================================================================

--------------------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES  [_] NO            NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day  [_] Quarterly on the 24th day of January
                                   April, July and October

  [_] Other_____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum) $______________________

  Please make check payable to: (To Recipient _____________________________ be completed only if redemption proceeds to be paid to other than Street Address ________________________ account holder of record or mailed
  to address other than address of      City, State, Zip Code _________________
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                                         X
  ------------------------------------      ------------------------------------
  Signature                                 Signature

  ------------------------------------      ------------------------------------
  Signature Guarantee* (if applicable)      Signature Guarantee* (if applicable)

  X                                         X
  ------------------------------------      ------------------------------------
  Signature                                 Signature

  ------------------------------------      ------------------------------------
  Signature Guarantee* (if applicable)      Signature Guarantee* (if applicable)

  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

================================================================================

  Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
PROSPECTUS SUMMARY.........................................................   2
EXPENSE SUMMARY............................................................   3
FINANCIAL HIGHLIGHTS.......................................................   4
INVESTMENT OBJECTIVES AND POLICIES.........................................   7
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   8
INVESTMENT LIMITATIONS.....................................................  12
PRICING OF SHARES..........................................................  13
HOW TO PURCHASE AND REDEEM SHARES..........................................  14
INVESTOR PROGRAMS..........................................................  18
DIVIDENDS AND DISTRIBUTIONS................................................  21
TAXES......................................................................  21
MANAGEMENT OF THE FUNDS....................................................  23
DESCRIPTION OF CAPITAL STOCK...............................................  25
CUSTODIAN AND TRANSFER AGENT...............................................  25
PERFORMANCE AND YIELD INFORMATION..........................................  26
MISCELLANEOUS..............................................................  26
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  28

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR IN THE FUNDS' STATEMENT OF ADDI-TIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OF-FERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REP-RESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR TAX-EXEMPT FUND OR BY ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EXCELSIOR TAX-EXEMPT FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

USTTXXP897

                                    [LOGO]
                                  EXCELSIOR
                             TAX-EXEMPT FUNDS INC.


                            SHORT-TERM TAX-EXEMPT
                               SECURITIES FUND

                              INTERMEDIATE-TERM
                               TAX-EXEMPT FUND

                           LONG-TERM TAX-EXEMPT FUND




                                   Prospectus
                                 August 1, 1997

                                                               [LOGO]
                                                              EXCELSIOR
                                                         TAX-EXEMPT FUNDS INC.

New York Intermediate-Term Tax-Exempt Fund
--------------------------------------------------------------------------------
73 Tremont Street                  For initial purchase information, current
Boston, Massachusetts 02108-3913   prices, yield and performance information and
                                   existing account information, call (800) 446-
                                   1012. (From overseas, call (617) 557-8280.)
--------------------------------------------------------------------------------
This Prospectus describes the New York Intermediate-Term Tax-Exempt Fund (the "Fund"), a non-diversified investment portfolio offered to investors by Excel-sior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund"), an open-end manage-ment investment company.

 NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND'S investment objective is to pro-vide New York investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from New York state and New York City personal income taxes, as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in New York Municipal Obligations (as defined below). Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 Edgewood Services, Inc. sponsors the Fund and serves as its distributor and United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust") serve as the Fund's investment adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Fund has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding Excelsior Tax-Exempt Fund.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                                EXPENSE SUMMARY

                                                                   NEW YORK
                                                               INTERMEDIATE-TERM
                                                                TAX-EXEMPT FUND
                                                               -----------------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load..........................................       None
Sales Load on Reinvested Dividends............................       None
Deferred Sales Load...........................................       None
Redemption Fees...............................................       None
Exchange Fees.................................................       None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/..........................       .47%
12b-1 Fees....................................................       None
Other Operating Expenses
 Administrative Servicing Fee/1/..............................       .03%
 Other Expenses...............................................       .22%
                                                                     ----
Total Operating Expenses (after fee waivers)/1/...............       .72%
                                                                     ====

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees, which waivers may be terminated at any time. Until further notice, the Investment Adviser and/or administrators in-tend to voluntarily waive fees in an amount equal to the Administrative Ser-vicing Fee. Without such fee waivers, "Advisory Fees" would be .50% and "To-tal Operating Expenses" would be .75% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
New York Intermediate-Term Tax-Exempt Fund......   $7     $23     $40     $89

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The expense summary sets forth advisory and other expenses payable with respect to Shares of the Fund for the fiscal year ended March 31, 1997. For more complete descriptions of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax- Exempt Fund's independent auditors. The fol-lowing table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also con-tained in the Annual Report to Shareholders, which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                   NEW YORK INTERMEDIATE-TERM TAX-EXEMPT FUND

                                         YEAR ENDED MARCH 31,
                          ---------------------------------------------------------
                           1997     1996    1995    1994     1993    1992   1991/1/
                          -------  ------  ------  -------  ------  ------  -------
Net Asset Value,
 Beginning of Period....   $ 8.44  $ 8.24  $ 8.18  $  8.61  $ 8.31  $ 8.20  $ 8.00
                          -------  ------  ------  -------  ------  ------  ------
Income From Investment
 Operations
  Net Investment Income.     0.36    0.35    0.33     0.31    0.34    0.41    0.39
  Net Gains or (Losses)
   on Securities (both
   realized and
   unrealized)..........     0.01    0.20    0.15    (0.13)   0.41    0.19    0.20
                          -------  ------  ------  -------  ------  ------  ------
  Total From Investment
   Operations...........     0.37    0.55    0.48     0.18    0.75    0.60    0.59
                          -------  ------  ------  -------  ------  ------  ------
Less Distributions
  Dividends From Net
   Investment Income....    (0.36)  (0.35)  (0.33)   (0.31)  (0.34)  (0.41)  (0.39)
  Distributions From Net
   Realized Gain on
   Investments..........     0.00    0.00   (0.09)   (0.22)  (0.11)  (0.08)   0.00
  Distributions in
   Excess of Net
   Realized Gain on
   Investments..........     0.00    0.00    0.00    (0.08)   0.00    0.00    0.00
                          -------  ------  ------  -------  ------  ------  ------
  Total Distributions...    (0.36)  (0.35)  (0.42)   (0.61)  (0.45)  (0.49)  (0.39)
                          -------  ------  ------  -------  ------  ------  ------
Net Asset Value, End of
 Period.................  $  8.45  $ 8.44  $ 8.24  $  8.18  $ 8.61  $ 8.31  $ 8.20
                          =======  ======  ======  =======  ======  ======  ======
Total Return/2/.........    4.46%   6.77%   6.05%    1.87%   9.27%   7.42%   7.54%
Ratios/Supplemental Data
  Net Assets, End of
   Period
   (in millions)........  $102.25  $96.41  $87.16  $107.49  $88.25  $52.24  $25.88
  Ratio of Net Operating
   Expenses to Average
   Net Assets...........    0.72%   0.75%   0.78%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Gross
   Operating Expenses to
   Average Net
   Assets/4/............    0.75%   0.77%   0.80%    0.87%   0.89%   0.88%   0.86%/3/
  Ratio of Net Income to
   Average Net Assets...    4.25%   4.15%   4.06%    3.55%   3.94%   4.82%   5.72%/3/
  Portfolio Turnover
   Rate.................    89.0%  154.0%  563.0%   326.0%  339.0%  106.0%  105.0%/3/

-------
NOTES
1.Inception date of the Fund was May 31, 1990.
2.Total return data does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3.Annualized.
4.Expense ratios before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser will use its best efforts to achieve the Fund's invest-ment objective although its achievement cannot be assured. The Fund's invest-ment objective and, except as indicated otherwise, the policies described below may be changed by Excelsior Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limitations which cannot be changed without the requisite vote of the shareholders are set forth below un-der "Investment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide New York investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from New York state and New York City personal income taxes as is consistent with the preser-vation of capital and relative stability of principal. To accomplish this goal, the Fund anticipates that it will invest primarily in New York Municipal Obli-gations as defined below. Although the Fund has no restrictions as to the mini-mum or maximum maturity of any individual security that it may hold, it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of New York and other states, territories and possessions of the United States, the District of Columbia and their respective authorities, agencies, instrumentalities and political sub-divisions, the in-terest from which is, in the opinion of bond counsel to the issuer, exempt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of New York, its political sub-divisions, authorities, agencies, instrumentalities and corporations, and certain other governmental issuers such as Puerto Rico, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Federal, New York state and New York City income taxes ("New York Munici-pal Obligations"). In general, the Fund anticipates that dividends derived from interest on Municipal Obligations other than New York Municipal Obligations will be exempt from regular Federal income tax but may be subject to New York state and New York City personal income taxes. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitations in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's In-vestors Service, Inc. ("Moody's"), in the case of bonds (or, in certain in-stances, bonds with lower ratings if they are determined by the Investment Ad-viser to be comparable to BBB/Baa-rated issues); (2) "SP-3" or higher by S&P, or "MIG-3" or higher ("VMIG-3" or higher, in the case of variable rate notes) by Moody's, or "F-3" or higher by Fitch, in the case of notes; and (3) "A-3" or higher by S&P, or "Prime-3" or higher by Moody's, or "F-3" or higher by Fitch, in the case of commercial paper. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to economic change than higher rated securities. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Adviser under the supervision of the Board of Directors. A discus-sion of Moody's, Fitch's and S&P's rating categories is contained in Appendix A to the Statement of Additional Information.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance var-ious privately operated facilities, and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corpo-rations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal market conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt serv-ice obligations from current revenues, it may draw on a reserve fund, the res-toration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit described in Investment Limitation No. 3 below.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obligation to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no ac-tive secondary market with respect to a particular variable or floating rate instrument purchased by the Fund, the Fund may (at any time or during speci-fied intervals within a prescribed period, depending upon the instrument in-volved) demand payment in full of the principal and may resell the instrument to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate in-strument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to exercise its demand rights. In such cases, the Fund could suffer a loss with respect to the instruments. Any security which cannot be disposed of within seven days with-out taking a reduced price will be considered an illiquid security subject to the 10% limitation discussed below under "Illiquid Securities."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by the Fund to purchase or sell particular Munici-pal Obligations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of in-terest rates. The Fund expects that its "forward commitments" and "when-is-sued" purchases will not exceed 25% of the value of its total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes but only in furtherance of its investment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facili-tate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be val-ued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index futures contracts, interest rate futures contracts, investment company securities and repurchase agreements are described below.

FUTURES CONTRACTS

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase where the transactions reduce risks in-herent in the management of the Fund. The Fund will engage in futures con-tracts only to the extent permitted by the Commodity Futures Trading

Commission ("CFTC") and the Securities and Exchange Commission ("SEC"). When investing in futures contracts, the Funds must satisfy certain asset segrega-tion requirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segre-gated account containing liquid assets equal to the purchase price of the con-tract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liq-uid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the market price at which the short position was established. Asset segregation requirements are not applicable when the Fund "covers" a futures position generally by entering into an offsetting position. As of the date of this Prospectus, the Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate ini-tial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser to correctly anticipate movements in the direction of the market. There may be an imperfect correlation, or no cor-relation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. In addition, invest-ments in futures may subject the Fund to losses due to unanticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particu-lar time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be taxable.

INVESTMENT COMPANY SECURITIES

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain excep-tions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

REPURCHASE AGREEMENTS

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser, pursuant to guidelines established by Excelsior Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Investment Adviser or any of its affiliates. Repurchase agreements with remaining maturities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit described in Investment Limi-tation No. 3 below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be taxable.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account, liquid assets hav-ing a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiquid. The Fund may purchase securities which are not registered under the Securities Act of 1933 (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser, acting under guidelines approved and monitored by the Board, that an adequate trading market exists for that secu-rity. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buy-ers become uninterested in purchasing these restricted securities.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser believes that such a disposition is consistent with the Fund's investment objective. The rate of portfolio turnover will not be a lim-iting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the realization of substan-tial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Financial Highlights" and "Tax-es--Federal").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser determines that non-di-versification is appropriate in order to maximize the percentage of the Fund's assets that are New York Municipal Obligations. The investment return on a non-diversified portfolio typically is dependent upon the performance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obliga-tions of a small number of issuers will affect the value of the Fund's portfo-lio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar projects, the Fund will be subject to the particular risks presented by such projects to a greater extent than it would be if its assets were not so concentrated.

 The Fund's ability to achieve its investment objective is dependent upon the ability of the issuers of New York Municipal Obligations to meet their contin-uing obligations for the payment of principal and interest. New York State and New York City face long-term economic problems that could seriously affect their ability and that of other issuers of New York Municipal Obligations to meet their financial obligations.

 Certain substantial issuers of New York Municipal Obligations (including is-suers whose obligations may be acquired by the Fund) have experienced serious financial difficulties in recent years. These difficulties have at times jeop-ardized the credit standing and impaired the borrowing abilities of all New York issuers and have generally contributed to higher interest costs for their borrowings and fewer markets for their outstanding debt obligations. In recent years, several different issues of municipal securities of New York State and its agencies and instrumentalities and of New York City have been downgraded by S&P and Moody's. On the other hand, strong demand for New York Municipal Obligations has at times had the effect of permitting New York Municipal Obli-gations to be issued with yields relatively lower, and after issuance, to trade in the market at prices relatively higher, than comparably rated munici-pal obligations issued by other jurisdictions. A recurrence of the financial difficulties previously experienced by certain issuers of New York Municipal Obligations could result in defaults or declines in the market values of those issuers' existing obligations and, possibly, in the obligations of other is-suers of New York Municipal Obligations. Although as of the date of this Pro-spectus, no issuers of New York Municipal Obligations are in default with re-spect to the payment of their municipal obligations, the occurrence of any such default could affect adversely the market values and marketability of all New York Municipal Obligations and, consequently, the net asset value of the Fund's portfolio.

 Other considerations affecting the Fund's investments in New York Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to New York Municipal Obligations, to the exemption of interest thereon from New York state and New York City personal income taxes) are rendered by bond counsel to the respective issuers at the time of issuance. Neither the Fund nor its In-vestment Adviser will review the proceedings relating to the issuance of Mu-nicipal Obligations or the basis for such opinions.

                            INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the securities of any one issuer; and (b) the foregoing 5% limitation does not apply to securi-ties issued or guaranteed by the U.S. Government, its agencies or instrumen-talities;

  2. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures contracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding;

  3. Knowingly invest more than 10% of the value of its total assets in illiq-uid securities, including repurchase agreements with remaining maturities in excess of seven days and other securities which are not readily marketable; and

  4. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 For purposes of Investment Limitation No. 1 above: (a) a security is consid-ered to be issued by the governmental entity or entities whose assets and reve-nues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-governmental user; (b) in certain circumstances, the guarantor of a guaranteed security may also be considered to be an issuer in connection with such guaran-tee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations.

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in illiquid securities, including repurchase agreements with remaining ma-turities in excess of seven days and other securities which are not readily marketable.

 If a percentage limitation is satisfied at the time of investment, a later in-crease or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limitation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Exchange and the Investment Adviser are open for business ("Business Day"). Currently, the holidays which the Fund observes are: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all secu-rities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of outstanding Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual circumstanc-es, portfolio securities maturing in 60 days or less are normally valued at am-ortized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded, or in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's portfolio securities changes in response to changing mar-ket rates of interest and other factors.

 The Fund's administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general supervision of Excelsior Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Excelsior Tax-Exempt Fund's spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Fund. Such payments will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in the Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or other entity on behalf of Excelsior Tax-Exempt Fund. The Distributor has es-tablished several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other in-stitutions ("Shareholder Organizations") that have entered into agreements with Excelsior Tax-Exempt Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by

CGFSC to the particular Shareholder Organization. As an alternative, a Share-holder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements di-rectly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Fund--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly from the Distributor in accordance with proce-dures described below under "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by - Investors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any mini-mum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures gov-erning their accounts at the Shareholder Organizations. It is the responsibil-ity of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely basis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring redemp-tion payments to Shareholder Organizations or Institutional Investors is im-posed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the ad-dress given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guardi-ans. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EX-PENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of the Fund, and the balance in such account falls below that minimum, the

Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the required minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Tax-Exempt Fund or Excel-sior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior Institu-tional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Tax-Exempt Fund currently offers 5 additional portfolios as fol-lows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  California Tax-Exempt Income Fund, a non-diversified fund designed to pro-vide California investors with as high a level of current interest income ex-empt from Federal and, to the extent possible, California state personal in-come taxes as is consistent with relative stability of principal; this fund invests primarily in California municipal obligations and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Fund currently offers 15 investment portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaran-teed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments based in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another port-folio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next deter-mined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Tax-Exempt Fund, Excel-sior Fund or Excelsior Institutional Trust should request and review the pro-spectuses of such Funds. Such prospectuses may be obtained by calling the tele-phone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before mak-ing an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the tel-ephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone exchange option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.


SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on es-tablishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per transaction) at regular intervals selected by the Investor. The min-imum initial investment for an Automatic Investment Program account is $50. Provided the Investor's financial institution allows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the Investor. At the Investor's op-tion, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in accordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances applicable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information--"Additional Information Concerning Taxes.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax ap-plicable to corporations. Corporate shareholders also must take all exempt-in-terest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for shares of another portfolio within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduc-tion may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new shares.

NEW YORK

 Exempt-interest dividends (as defined for Federal income tax purposes) de-rived from interest on New York Municipal Obligations (as defined above) will be exempt from New York state and New York City personal income taxes (but not corporate franchise taxes), provided the interest on such obligations is and continues to be exempt from applicable Federal, New York state and New York City income taxes. To the extent that investors are subject to state and local taxes outside of New York State and New York City, distributions by the Fund may be taxable income for purposes thereof. Dividends and distributions de-rived from income (including capital gains on all New York Municipal Obliga-tions) other than interest on the New York Municipal

Obligations described above are not exempt from New York State and New York City taxes. A percentage of the interest on indebtedness incurred or continued by a shareholder to purchase or carry Shares of the Fund is not deductible for Federal, New York state or New York City personal income tax purposes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal, New York state and New York City personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Excelsior Tax-Exempt Fund's Board of Directors. The Statement of Additional Information contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Fund. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, Connecticut 06905.

 The Investment Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Fund's portfolio manager, Kenneth J. McAlley, is the person primarily re-sponsible for the day-to-day management of the Fund's investment portfolio. Mr. McAlley, Executive Vice President and Manager of the Fixed Income Invest-ment Division of U.S. Trust, has been with U.S. Trust since 1980 and has been the Fund's portfolio manager since 1995.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, U.S. Trust New York received an advisory fee at the effective annual rate of .47% of the Fund's average daily net assets. For the same period, U.S. Trust New York waived advisory fees at the effective annual rate of .03% of the Fund's average daily net assets.

 From time to time, the Investment Adviser may voluntarily waive all or a por-tion of the advisory fees payable to it by the Fund, which waivers may be ter-minated at any time. See "Management of the Fund--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide it with general administrative and operational assistance. The Administrators also serve as administrators to the other portfolios of Excelsior Tax-Exempt Fund and of all the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF EXCELSIOR FUND,
                    EXCELSIOR TAX-EXEMPT FUND AND
                    EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
          EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)           ANNUAL FEE
          -------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are al-located in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may waive (either vol-untarily or pursuant to applicable state expense limitations) all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Shareholder Organiza-tions" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Fund. For the fiscal year ended March 31, 1997, CGFSC, Fed-erated Administrative Services and U.S. Trust New York received an aggregate administration fee at the effective annual rate of .154% of the average daily net assets of the Fund.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Tax-Exempt Fund has agreements with certain Shareholder Organizations--firms that provide servic-es, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideration for these services, the Fund will pay the Shareholder Organization an administrative service fee up to the an-nual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Shareholder Organizations," may include assisting in processing pur-chase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organi-zations to advise Customers of any fees that they may charge in connection with a Customer's investments. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an aggregate amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal

Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a registered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks generally from acting as invest-ment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and regulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or result in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class D represent interests in the New York Intermediate-Term Tax-Exempt Fund.

 Each Share represents an equal proportionate interest in the Fund and is en-titled to such dividends and distributions out of the income earned on the as-sets belonging to the Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt Fund's outstanding shares as agent or cus-todian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Fund's transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Fund.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar invest-ment objectives and to other relevant indexes or to rankings prepared by inde-pendent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recog-nized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semi-an-nual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an af-ter-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal, New York state and New York City income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measur-ing period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the spe-cific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be considered as representative of the Fund's future perfor-mance. Since yields fluctuate, yield data cannot necessarily be used to com-pare an investment in the Fund with bank deposits, savings accounts and simi-lar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that perfor-mance and yield are generally functions of the kind and quality of the instru-ments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to ac-counts of Customers that have invested in Shares will not be included in cal-culations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamen-tal investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:    FOR OVERNIGHT DELIVERY: send to:

  Excelsior Funds                             Excelsior Funds
  c/o Chase Global Funds Services             c/o Chase Global Funds Services
      Company                                     Company
  P.O. Box 2798                               73 Tremont Street
  Boston, MA 02208-2798                       Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

    [LOGO]               CHASE GLOBAL FUNDS SERVICES COMPANY    NEW
   EXCELSIOR             CLIENT SERVICES                        ACCOUNT
TAX-EXEPMT FUNDS INC.    P.O. Box 2798                          APPLICATION
                         Boston, MA 02208-2798
                         (800) 446-1012


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
    ACCOUNT REGISTRATION
--------------------------------------------------------------------------------
    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other _______________________

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #

                                     (   )
    ------------------------------   -----------------------------
    Name                             Telephone #

    ------------------------------
    Address

    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify) _________________

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                        INITIAL INVESTMENT                            INITIAL INVESTMENT
     [_] NY Intermediate-Term Tax-      $ _________________ 810  [_] Other _________  $ ________________
         Exempt Fund
                                                                 TOTAL INITIAL INVESTMENT: $ ________________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To
    do so, please call     B. BY WIRE: A bank wire in the amount
    (800) 446-1012 and     of $  has been sent to the Fund from
    ask for the Wire
    Desk.                  ------------------  ---------------
                              Name of Bank      Wire Control
                                                   Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:

    [_] All dividends are to be       [_] reinvested  [_] paid in cash
    [_] All capital gains are to be   [_] reinvested  [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND REDEMPTION

    [_] I/We appoint CGFSC as my/our agent to act upon instructions received by telephone in order to effect the telephone exchange and redemption privileges. I/We hereby ratify any instructions given pursuant to this authorization and agree that Excelsior Fund, Excelsior Tax-Exempt Fund, Excelsior Institutional Trust, CGFSC and their directors, trustees, officers and employees will not be liable for any loss, liability, cost or expense for acting upon instructions believed to be genuine and in accordance with the procedures described in the then current Prospectus. To the extent that Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust fail to use reasonable procedures as a basis for their belief, they or their service contractors may be liable for instructions that prove to be fraudulent or unauthorized.

    I/We further acknowledge that it is my/our responsibility to read the Prospectus of any Fund into which I/we exchange.

    [_] I/We do not wish to have the ability to exercise telephone redemption and exchange privileges. I/We further understand that all exchange and redemption requests must be in writing.

    SPECIAL PURCHASE AND REDEMPTION PLANS
    I/We have completed and attached the Supplemental Application for:
    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

    AUTHORITY TO TRANSMIT REDEMPTION PROCEEDS TO PRE-DESIGNATED ACCOUNT.
    I/We hereby authorize CGFSC to act upon instructions received by telephone to withdraw $500 or more from my/our account in the Excelsior Funds and to wire the amount withdrawn to the following commercial bank account. I/We understand that CGFSC charges an $8.00 fee for each wire redemption, which will be deducted from the proceeds of the redemption.

    Title on Bank Account*___________________________________________
    Name of Bank ____________________________________________________
    Bank A.B.A. Number ______________ Account Number ________________
    Bank Address ____________________________________________________
    City/State/Zip Code _____________________________________________
    (attach voided check here)

    A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certificate of Partnership") indicating the names and titles of officers authorized to act on its behalf.

    * TITLE ON BANK AND FUND ACCOUNT MUST BE IDENTICAL.

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested..

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

      [LOGO]      CHASE GLOBAL FUNDS SERVICES COMPANY   SUPPLEMENTAL
     EXCELSIOR    CLIENT SERVICES                       APPLICATION
    TAX-EXEMPT    P.O. Box 2798                         SPECIAL INVESTMENT AND
    FUNDS INC.    Boston, MA 02208-2798                 WITHDRAWAL OPTIONS
                    (800) 446-1012

  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------

    Fund Name __________________  Account Number _________________
    Owner Name _________________ Social Security or Taxpayer ID Street Address _____________ Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address

  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
       All dividends are to be          [_] reinvested  [_] paid in cash
       All capital gains are to be      [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.
    [_] Monthly on the 1st day [_] Monthly on the 15th day [_] Monthly on both the 1st and 15th days
    Amount of each debit (minimum $50 per Fund) $ ________________________
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- ----------------------------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ____________________________  ________________________________
    Account Holder's Name         Joint Account Holder's Name

    X ________________  ________  X __________________ ___________
        Signature       Date           Signature       Date

-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --

--------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN  [_] YES [_] NO  NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR
  MORE.
  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $_______________________

  Please make        Recipient ________________________________
  check payable
  to: (To be         Street Address ___________________________
  completed only
  if redemption      City, State, Zip Code ____________________
  proceeds to be
  paid to other
  than account
  holder of record
  or mailed to
  address other
  than address of
  record)

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date
       --------------------------

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities
  Transfer Agents Medallion Program.
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
-- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- -- --
Attach Copy of Voided Check Here

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVE AND POLICIES..........................................   4
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   5
INVESTMENT LIMITATIONS.....................................................   9
PRICING OF SHARES..........................................................  10
HOW TO PURCHASE AND REDEEM SHARES..........................................  11
INVESTOR PROGRAMS..........................................................  15
DIVIDENDS AND DISTRIBUTIONS................................................  18
TAXES......................................................................  18
MANAGEMENT OF THE FUND.....................................................  20
DESCRIPTION OF CAPITAL STOCK...............................................  22
CUSTODIAN AND TRANSFER AGENT...............................................  22
PERFORMANCE AND YIELD INFORMATION..........................................  22
MISCELLANEOUS..............................................................  23
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  24

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR TAX-EXEMPT FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EX-CELSIOR TAX-EXEMPT FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


                                    [LOGO]
                                   EXCELSIOR
                              TAX-EXEMPT FUNDS INC.


                             NEW YORK INTERMEDIATE-
                              TERM TAX-EXEMPT FUND


                                  Prospectus
                                August 1, 1997

USTNYXP897

                                                             [LOGO] EXCELSIOR
California Tax-Exempt Income Fund                          TAX-EXEMPT FUNDS INC.

--------------------------------------------------------------------------------
73 Tremont Street                For initial purchase information, current
Boston, Massachusetts 02108-3913 prices, yield and performance information and existing account information, call (800) 446-
                                 1012. (From overseas, call (617) 557-8280.)

--------------------------------------------------------------------------------
This Prospectus describes the California Tax-Exempt Income Fund (the "Fund"), a non-diversified investment portfolio offered to investors by Excelsior Tax-Ex-empt Funds, Inc. ("Excelsior Tax-Exempt Fund"), an open-end management invest-ment company.

 CALIFORNIA TAX-EXEMPT INCOME FUND'S investment objective is to provide Cali-fornia investors with as high a level of current interest income exempt from Federal income tax and, to the extent possible, from California state personal income tax as is consistent with relative stability of principal. Under normal market conditions, at least 65% of the Fund's total assets will be invested in California Municipal Obligations (as defined below). Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security it may hold, it will generally have a dollar-weighted average portfolio matu-rity of 3 to 10 years.

 Edgewood Services, Inc. sponsors the Fund and serves as its distributor. United States Trust Company of New York and U.S. Trust Company of Connecticut (collectively, the "Investment Adviser" or "U.S. Trust") serve as the Fund's investment adviser and United States Trust Company of California (the "Sub-Ad-viser") serves as the Fund's sub-adviser.

 This Prospectus sets forth concisely the information about the Fund that a prospective investor should consider before investing. Investors should read this Prospectus and retain it for future reference. A Statement of Additional Information dated August 1, 1997 and containing additional information about the Fund has been filed with the Securities and Exchange Commission. The cur-rent Statement of Additional Information is available to investors without charge by writing to Excelsior Tax-Exempt Fund at its address shown above or by calling (800) 446-1012. The Statement of Additional Information, as it may be supplemented from time to time, is incorporated by reference in its entirety into this Prospectus. The Securities and Exchange Commission maintains a World Wide Web site (http://www.sec.gov) that contains the Statement of Additional Information and other information regarding Excelsior Tax-Exempt Fund.

SHARES IN THE FUND ("SHARES") ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, U.S. TRUST, ITS PARENT AND AFFILIATES AND THE SHARES ARE NOT FEDERALLY INSURED BY, GUARANTEED BY, OBLIGATIONS OF OR OTHERWISE SUPPORTED BY THE U.S. GOVERNMENT, THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RE-SERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY.

AN INVESTMENT IN THE FUND INVOLVES INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE AC-CURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
                                 August 1, 1997

                                EXPENSE SUMMARY

                                                                   CALIFORNIA
                                                                   TAX-EXEMPT
                                                                  INCOME FUND
                                                                  -----------
SHAREHOLDER TRANSACTION EXPENSES
Front-End Sales Load ............................................   None
Sales Load on Reinvested Dividends...............................   None
Deferred Sales Load..............................................   None
Redemption Fees..................................................   None
Exchange Fees....................................................   None
ANNUAL FUND OPERATING EXPENSES
 (AS A PERCENTAGE OF AVERAGE NET ASSETS)
Advisory Fees (after fee waivers)/1/.............................      0%
12b-1 Fees.......................................................   None
Other Operating Expenses
 Administrative Servicing Fee/1/.................................    .40
 Other Expenses (after expense reimbursements)/1/................    .10
                                                                  ------
Total Operating Expenses (after fee waivers and expense
 reimbursements)/1/..............................................    .50%
                                                                  ======

-------
1. The Investment Adviser and administrators may from time to time voluntarily waive part of their respective fees or reimburse expenses, which waivers or reimbursements may be terminated at any time. Until further notice, the In-vestment Adviser and/or administrators intend to voluntarily waive fees in an amount equal to the Administrative Servicing Fee; and to further waive fees and reimburse expenses to the extent necessary for the Fund to maintain an annual expense ratio of not more than .50%. Without such fee waivers and expense reimbursements, "Advisory Fees" would be .50%, "Other Expenses" would be .63% and "Total Operating Expenses" would be 1.53% for the Fund.

Example: You would pay the following estimated expenses on a $1,000 investment, assuming (1) 5% annual return and (2) redemption of your investment at the end of the following periods:

                                                 1 YEAR 3 YEARS 5 YEARS 10 YEARS
                                                 ------ ------- ------- --------
California Tax-Exempt Income Fund...............   $5     $16     $28     $63

  The foregoing expense summary and example are intended to assist the investor in understanding the costs and expenses that an investor in Shares of the Fund will bear directly or indirectly. The figure shown for "Other Expenses" in the expense summary above is based on estimated amounts for the current fiscal year. For more complete descriptions of the Fund's operating expenses, see "Management of the Fund" in this Prospectus and the financial statements and notes incorporated by reference in the Statement of Additional Information.

  THE FOREGOING EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR RATE OF RETURN. ACTUAL EXPENSES AND RATE OF RETURN MAY BE GREATER OR LOWER THAN THOSE SHOWN IN THE EXPENSE SUMMARY AND EXAMPLE.

                              FINANCIAL HIGHLIGHTS

  The following table includes selected data for a Share outstanding throughout each period and other performance information derived from the financial state-ments included in Excelsior Tax-Exempt Fund's Annual Report to Shareholders for the fiscal year ended March 31, 1997 (the "Financial Statements"). The informa-tion contained in the Financial Highlights for each period has been audited by Ernst & Young LLP, Excelsior Tax- Exempt Fund's independent auditors. The fol-lowing table should be read in conjunction with the Financial Statements and notes thereto. More information about the performance of the Fund is also con-tained in the Annual Report to Shareholders, which may be obtained from Excel-sior Tax-Exempt Fund without charge by calling the number on the front cover of this Prospectus.

                       CALIFORNIA TAX-EXEMPT INCOME FUND

                              PERIOD ENDED
                            MARCH 31, 1997/1/
                            -----------------
Net Asset Value, Beginning
 of Period................       $ 7.00
                                 ------
Income From Investment
 Operations:
  Net Investment Income...         0.12
  Net Gains on Securities
   (both realized and
   unrealized)............        (0.05)
                                 ------
  Total From Investment
   Operations.............         0.07
                                 ------
Less Distributions:
  Dividends From Net
   Investment Income......        (0.12)
                                 ------
Net Asset Value, End of
 Period...................       $ 6.95
                                 ======
Total Return/2/...........         1.05%/3/
Ratios/Supplemental Data:
  Net Assets, End of
   Period (in millions)...       $13.23
  Ratio of Net Operating
   Expenses to Average Net
   Assets.................         0.66%/4/
  Ratio of Gross Operating
   Expenses to Average Net
   Assets/5/..............         1.53%/4/
  Ratio of Net Income to
   Average Net Assets.....         3.69%/4/
  Portfolio Turnover Rate.            7%/4/

-------
NOTES
1. Inception date of the Fund was October 1, 1996.
2. Total return does not reflect the sales load payable on purchases of Shares prior to February 14, 1997.
3. Not annualized.
4. Annualized.
5. Expense ratio before waiver of fees and reimbursement of expenses (if any) by adviser and administrators.

                       INVESTMENT OBJECTIVE AND POLICIES

 The Investment Adviser and the Sub-Adviser will use their best efforts to achieve the Fund's investment objective although its achievement cannot be as-sured. The Fund's investment objective and, except as indicated otherwise, the policies described below may be changed by Excelsior Tax-Exempt Fund's Board of Directors without a vote of the Fund's shareholders. Certain investment limita-tions which cannot be changed without the requisite vote of the shareholders are set forth below under "Investment Limitations."

GENERAL

 The Fund is a non-diversified investment portfolio whose investment objective is to provide California investors with as high a level of current interest in-come exempt from Federal income tax and, to the extent possible, from Califor-nia state personal income tax as is consistent with the preservation of capital and relative stability of principal. To accomplish this goal, the Fund antici-pates that it will invest primarily in California Municipal Obligations as de-fined below. Although the Fund has no restrictions as to the minimum or maximum maturity of any individual security that it may hold, under normal market con-ditions it will have a dollar-weighted average portfolio maturity of 3 to 10 years.

 As a matter of fundamental policy, except during temporary defensive periods, at least 80% of the Fund's net assets will be invested in debt obligations is-sued by or on behalf of the State of California and other states, territories and possessions of the United States, the District of Columbia and their re-spective authorities, agencies, instrumentalities and political sub-divisions, the interest from which is, in the opinion of bond counsel to the issuer, ex-empt from Federal income tax ("Municipal Obligations"). The Fund expects that, except during temporary defensive periods, under normal market conditions 65% of the Fund's total assets will be invested in debt securities of the State of California, its political sub-divisions, authorities, agencies, instrumentali-ties and corporations, and certain other governmental issuers, the interest from which is, in the opinion of bond counsel to the issuer, exempt from Fed-eral and California personal income taxes ("California Municipal Obligations"). In general, the Fund anticipates that dividends derived from interest on Munic-ipal Obligations other than California Municipal Obligations will be exempt from regular Federal income tax but may be subject to California personal in-come taxes. Dividends paid by the Fund may be subject to local taxes regardless of their source. See "Taxes" below.

 Under normal market conditions, up to 20% of the Fund's assets may be held in cash or invested in taxable obligations described below under "Portfolio In-struments and Other Investment Information--Eligible Taxable Obligations." When market conditions are uncertain, the Fund may hold cash reserves and eligible taxable securities without limitation in order to maintain a temporary defen-sive position. Uninvested cash reserves will not earn income.

QUALITY OF INVESTMENTS

 The Fund invests in Municipal Obligations that are rated at the time of pur-chase: (1) "BBB" or higher by Standard & Poor's Ratings Group ("S&P") or by Fitch Information Services, Inc. ("Fitch"), or "Baa" or higher by Moody's In-vestors Service, Inc. ("Moody's"), in the case of bonds (or, in certain in-stances, bonds with lower ratings if they are determined by the Investment Ad-viser or Sub-Adviser to be comparable to BBB/Baa-rated issues); (2) "SP-3" or higher by S&P, or "MIG-3" or higher ("VMIG-3" or higher, in the case of vari-able rate notes) by Moody's, or "F-3" or higher by Fitch, in the case of notes; and (3) "A-3" or higher by S&P, or "Prime-3" or higher by Moody's, or "F-3" or higher by Fitch, in the case of commercial paper. Securities rated "BBB" by S&P and Fitch or "Baa" by Moody's are generally considered to be investment grade, although they have speculative characteristics and are more sensitive to eco-nomic change than higher rated securities. If not rated, Municipal Obligations purchased by the Fund will be of comparable quality to the above ratings as determined by the Investment Ad-viser or Sub-Adviser under the supervision of the Board of Directors. A dis-cussion of Moody's, Fitch's and S&P's rating categories is contained in Appen-dix A to the Statement of Additional Information.

TYPES OF MUNICIPAL OBLIGATIONS

 The two principal classifications of Municipal Obligations which may be held by the Fund are "general obligation" securities and "revenue" securities. Gen-eral obligation securities are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Rev-enue securities are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a spe-cial excise tax or other specific revenue source such as the user of the fa-cility being financed. Revenue securities may include private activity bonds. Such bonds may be issued by or on behalf of public authorities to finance var-ious privately operated facilities, and are not payable from the unrestricted revenues of the issuer. As a result, the credit quality of private activity bonds is frequently related directly to the credit standing of private corpo-rations or other entities. Since interest on private activity bonds is treated as a specific tax preference item under the Federal alternative minimum tax, the Fund's investments in private activity bonds will not exceed, under normal market conditions, 20% of its total assets when added together with cash and any taxable investments held by the Fund.

 The Fund's portfolio may also include, without limitation, "moral obligation" securities, which are normally issued by special-purpose public authorities. If the issuer of moral obligation securities is unable to meet its debt serv-ice obligations from current revenues, it may draw on a reserve fund, the res-toration of which is a moral commitment but not a legal obligation of the state or municipality which created the issuer.

 The Fund may also purchase custodial receipts evidencing the right to receive either the principal amount or the periodic interest payments or both with re-spect to specific underlying Municipal Obligations. In general, such "stripped" Municipal Obligations are offered at a substantial discount in re-lation to the principal and/or interest payments which the holders of the re-ceipt will receive. To the extent that such discount does not produce a yield to maturity for the investor that exceeds the original tax-exempt yield on the underlying Municipal Obligation, such yield will be exempt from Federal income tax for such investor to the same extent as interest on the underlying Munici-pal Obligation. The Fund intends to purchase "stripped" Municipal Obligations only when the yield thereon will be, as described above, exempt from Federal income tax to the same extent as interest on the underlying Municipal Obliga-tions. "Stripped" Municipal Obligations are considered illiquid securities subject to the 10% limit on such investments described below.

            PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION

VARIABLE AND FLOATING RATE INSTRUMENTS

 Municipal Obligations purchased by the Fund may include variable and floating rate instruments. The interest rates on such instruments are not fixed and vary with changes in the particular interest rate benchmarks or indexes. Unrated variable and floating rate instruments will be purchased by the Fund based upon the Investment Adviser's or Sub-Adviser's determination that their quality at the time of purchase is comparable to at least the minimum ratings set forth above. In some cases the Fund may require that the issuer's obliga-tion to pay the principal be backed by an unconditional and irrevocable bank letter or line of credit, guarantee or commitment to lend. Although there may be no active secondary market with respect to a particular variable or float-ing rate instrument purchased by the Fund, the Fund may (at any time or during specified intervals within a prescribed period, depending upon the instrument involved) demand payment in full of the principal and may resell the instru-ment to a third party. The absence of an active secondary market, however, could make it difficult for the Fund to dispose of a variable or floating rate instrument in the event the issuer defaulted on its payment obligation or during periods when the Fund is not entitled to ex-ercise its demand rights. In such cases, the Fund could suffer a loss with re-spect to the instruments. Any security which cannot be disposed of within seven days without taking a reduced price will be considered an illiquid secu-rity subject to the 10% limitation discussed below under "Illiquid Securi-ties."

WHEN-ISSUED AND FORWARD TRANSACTIONS AND STAND-BY COMMITMENTS

 The Fund may purchase Municipal Obligations on a "when-issued" basis and may purchase or sell securities on a "forward commitment" basis. These transac-tions involve a commitment by the Fund to purchase or sell particular Munici-pal Obligations with payment and delivery taking place in the future, beyond the normal settlement date, at a stated price and yield. Securities purchased on a "forward commitment" or "when-issued" basis are recorded as an asset and are subject to changes in value based upon changes in the general level of in-terest rates. The Fund expects that its "forward commitments" and "when-is-sued" purchases will not exceed 25% of the value of its total assets absent unusual market conditions, and that the length of such commitments will not exceed 45 days. The Fund does not intend to engage in "when-issued" purchases and "forward commitments" for speculative purposes but only in furtherance of its investment objective.

 The Fund may also acquire "stand-by commitments" with respect to Municipal Obligations held in its portfolio. Under a "stand-by commitment," a dealer agrees to purchase at the Fund's option specified Municipal Obligations at a stated price. The Fund will acquire "stand-by commitments" solely to facili-tate portfolio liquidity and does not intend to exercise its rights thereunder for trading purposes. "Stand-by commitments" acquired by the Fund will be val-ued at zero in determining the Fund's net asset value.

ELIGIBLE TAXABLE OBLIGATIONS

 Taxable securities that may be held by the Fund within the limits described above include: (i) municipal bond index and interest rate futures contracts;
(ii) obligations of the U.S. Treasury; (iii) obligations of agencies and in-strumentalities of the U.S. Government; (iv) money market instruments such as certificates of deposit and bankers' acceptances; (v) repurchase agreements collateralized by U.S. Government obligations or other money market instru-ments; or (vi) securities issued by other investment companies. Municipal bond index and interest rate futures contracts, investment company securities and repurchase agreements are described below.

FUTURES CONTRACTS

 The Fund may purchase and sell municipal bond index and interest rate futures contracts as a hedge against changes in market conditions. A municipal bond index assigns values daily to the municipal bonds included in the index based on the independent assessment of dealer-to-dealer municipal bond brokers. A municipal bond index futures contract represents a firm commitment by which two parties agree to take or make delivery of an amount equal to a specified dollar amount multiplied by the difference between the municipal bond index value on the last trading date of the contract and the price at which the futures contract is originally struck. No physical delivery of the underlying securities in the index is made.

 The Fund may enter into contracts for the future delivery of fixed-income se-curities commonly known as interest rate futures contracts. Interest rate futures contracts are similar to the municipal bond index futures contracts except that, instead of a municipal bond index, the "underlying commodity" is represented by various types of fixed-income securities.

 The Fund will not engage in transactions in futures contracts for specula-tion, but only as a hedge against changes in market values of securities which the Fund holds or intends to purchase to attempt to reduce risks inherent in the management of the Fund. The Fund will engage in futures con-tracts only to the extent permitted by the Commodity Futures Trading Commis-sion ("CFTC") and the Securities and Exchange Commission ("SEC"). When invest-ing in futures contracts, the Funds must satisfy certain asset segregation re-quirements to ensure that the use of futures is unleveraged. When a Fund takes a long position in a futures contract, it must maintain a segregated account containing liquid assets equal to the purchase price of the contract, less any margin or deposit. When a Fund takes a short position in a futures contract, the Fund must maintain a segregated account containing liquid assets in an amount equal to the market value of the securities underlying such contract (less any margin or deposit), which amount must be at least equal to the mar-ket price at which the short position was established. Asset segregation re-quirements are not applicable when the Fund "covers" a futures position gener-ally by entering into an offsetting position. As of the date of this Prospec-tus, the Fund intends to limit its hedging transactions in futures contracts so that, immediately after any such transaction, the aggregate initial margin that is required to be posted by the Fund under the rules of the exchange on which the futures contract is traded does not exceed 5% of the Fund's total assets, after taking into account any unrealized profits and losses on the Fund's open contracts.

 Transactions in futures contracts as a hedging device may subject the Fund to a number of risks. Successful use of futures contracts by the Fund is subject to the ability of the Investment Adviser or Sub-Adviser to correctly antici-pate movements in the direction of the market. There may be an imperfect cor-relation, or no correlation at all, between movements in the price of the futures contracts and movements in the price of the securities being hedged. In addition, investments in futures may subject the Fund to losses due to un-anticipated market movements which are potentially unlimited. Further, there is no assurance that a liquid market will exist for any particular futures contract at any particular time. Consequently, the Fund may realize a loss on a futures transaction that is not offset by a favorable movement in the price of securities which it holds or intends to purchase or may be unable to close a futures position in the event of adverse price movements. Any income from investments in futures contracts will be taxable.

INVESTMENT COMPANY SECURITIES

 Subject to the limit on investments in taxable obligations described above, the Fund may invest in securities issued by other investment companies which invest in high-quality, short-term securities and which determine their net asset value per share based on the amortized cost or penny-rounding method. In addition to the advisory fees and other expenses the Fund bears directly in connection with its own operations, as a shareholder of another investment company, the Fund would bear its pro rata portion of the other investment company's advisory fees and other expenses. As such, the Fund's shareholders would indirectly bear the expenses of the Fund and the other investment compa-ny, some or all of which would be duplicative. Such securities will be ac-quired by the Fund within the limits prescribed by the Investment Company Act of 1940, as amended (the "1940 Act") which include, subject to certain excep-tions, a prohibition against the Fund investing more than 10% of the value of its total assets in such securities.

REPURCHASE AGREEMENTS

 The Fund may agree to purchase portfolio securities subject to the seller's agreement to repurchase them at a mutually agreed upon date and price ("repur-chase agreements"). The Fund will enter into repurchase agreements only with financial institutions that are deemed to be creditworthy by the Investment Adviser or Sub-Adviser, pursuant to guidelines established by Excelsior Tax-Exempt Fund's Board of Directors. The Fund will not enter into repurchase agreements with the Investment Adviser, the Sub-Adviser or any of their affil-iates. Repurchase agreements with remaining maturities in excess of seven days will be considered to be illiquid securities and will be subject to the 10% limit on such investments described below.

 The seller under a repurchase agreement will be required to maintain the value of the securities which are subject to the agreement and held by the Fund at not less than the repurchase price. Default or bankruptcy of the seller would, however, expose the Fund to possible delay in connection with the disposition of the underlying securities or loss to the extent that pro-ceeds from a sale of the underlying securities were less than the repurchase price under the agreement. Income on the repurchase agreements will be tax-able.

BORROWING AND REVERSE REPURCHASE AGREEMENTS

 The Fund may borrow funds, in an amount up to 10% of the value of its total assets, for temporary or emergency purposes, such as meeting larger than an-ticipated redemption requests, and not for leverage. The Fund may also agree to sell portfolio securities to financial institutions such as banks and bro-ker-dealers and to repurchase them at a mutually agreed date and price (a "re-verse repurchase agreement"). The SEC views reverse repurchase agreements as a form of borrowing. At the time the Fund enters into a reverse repurchase agreement, it will place in a segregated custodial account liquid assets hav-ing a value equal to the repurchase price, including accrued interest. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities.

ILLIQUID SECURITIES

 The Fund will not knowingly invest more than 10% of the value of its net as-sets in securities that are illiq- uid. The Fund may purchase securities which are not registered under the Securities Act of 1933, as amended (the "Act") but which can be sold to "qualified institutional buyers" in accordance with Rule 144A under the Act. Any such security will not be considered illiquid so long as it is determined by the Investment Adviser or Sub-Adviser, acting un-der guidelines approved and monitored by the Board, that an adequate trading market exists for that security. This investment practice could have the ef-fect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these re-stricted securities.

PORTFOLIO TURNOVER

 The Fund may sell a portfolio investment immediately after its acquisition if the Investment Adviser or Sub-Adviser believes that such a disposition is con-sistent with the Fund's investment objective. The rate of portfolio turnover will not be a limiting factor in making portfolio decisions. A high rate of portfolio turnover may involve correspondingly greater transaction costs which will ultimately be borne by the Fund's shareholders and may result in the re-alization of substantial net capital gains. To the extent that net short-term capital gains are realized, any distributions resulting from such gains are considered ordinary income for Federal income tax purposes. (See "Taxes-- Fed-eral").

RISK FACTORS

 The Fund intends to follow the diversification standards set forth in the 1940 Act except to the extent the Investment Adviser or Sub-Adviser determines that non-diversification is appropriate in order to maximize the percentage of the Fund's assets that are California Municipal Obligations. The investment return on a non-diversified portfolio typically is dependent upon the perfor-mance of a smaller number of securities relative to the number of securities held in a diversified portfolio. The Fund's assumption of large positions in the obligations of a small number of issuers will affect the value of the Fund's portfolio to a greater extent than that of a diversified portfolio in the event of changes in the financial condition or in the market's assessment of the issuers.

 Although the Fund does not presently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Obligations the interest on which is paid solely from revenues on similar projects if such investment is deemed necessary or appropriate by the Investment Adviser or Sub-Adviser. To the extent that the Fund's assets are concentrated in Municipal Obligations payable from revenues on similar pro-jects, the Fund will be subject to the particular risks presented by such pro-jects to a greater extent than it would be if its assets were not so concen-trated.

 The Fund's concentration in California Municipal Obligations involves certain risks. Payment of the interest and principal of California Municipal Obliga-tions depends on the continuing ability of their issuers to meet their obliga-tions thereunder. Investors should consider the greater risk inherent in the Fund's concentration in California Municipal Obligations versus the safety that comes with a less geographically concentrated investment portfolio, and should compare the yield available on a portfolio of California issues with the yield of a more diversified portfolio including non-California issues be-fore making an investment decision.

 Many of the Fund's California Municipal Obligations are likely to be obliga-tions of California governmental issuers that rely to one extent or another on real property taxes as a source of revenue. "Proposition Thirteen" and similar California constitutional and statutory amendments and initiatives in recent years have restricted the ability of California taxing entities to increase real property tax revenues. Other initiatives approved by California voters in recent years, through limiting various other taxes, have resulted in a sub-stantial reduction in state revenues. Decreased state revenues may result in reductions in allocations of state revenues to local governments.

 Because of the complex nature of the various initiatives mentioned above and certain possible ambiguities and inconsistencies in their terms and the scope of various exemptions and exceptions, as well as the impossibility of predict-ing the level of future appropriations for state and local governmental enti-ties, the impact of these initiatives and related measures on the ability of California governmental issuers to pay interest or repay principal on their obligations is difficult to determine.

 In addition to the various initiatives noted above, economic factors have had an adverse impact on the California economy. Earlier in the decade, economic factors such as declines in tourism and rising unemployment reduced revenues to the state government at a time when expenses of state government such as education costs, various welfare costs and other expenses were rising. Such economic factors adversely impacted the ability of state and local California governmental entities to repay debt and these factors, and others that cannot be predicted, may have an adverse impact in the future.

  In December 1994, Orange County, California and its Investment Pool filed for bankruptcy. In April 1996, the County emerged from bankruptcy after clos-ing on a $900 million recovery bond deal. At that time, the County and its fi-nancial advisors stated that the County had emerged from the bankruptcy with-out any structural fiscal problems and assured that the County would not slip back into bankruptcy. However, for many of the cities, schools and special districts that lost money in the County's Investment Pool, repayment remains contingent on the outcome of litigation which is pending against investment firms and other finance professionals. Consequently, it is impossible to de-termine the ultimate impact on these issuers of the bankruptcy and its after-math.

 Other considerations affecting the Fund's investments in California Municipal Obligations are summarized in the Statement of Additional Information.

 Opinions relating to the validity of Municipal Obligations and to the exemp-tion of interest thereon from Federal income tax (and, with respect to Cali-fornia Municipal Obligations, to the exemption of interest thereon from Cali-fornia state personal income taxes) are rendered by bond counsel to the re-spective issuers at the time of issuance. The Fund, its Investment Adviser and its Sub-Adviser will not review the proceedings relating to the issuance of Municipal Obligations or the basis for such opinions.

                            INVESTMENT LIMITATIONS

 The Fund's following investment limitations may not be changed without the vote of a majority of the Fund's outstanding Shares (as defined under "Miscellaneous").

 The Fund may not:

  1. Borrow money except from banks for temporary purposes, and then in amounts not in excess of 10% of the value of its total assets at the time of such borrowing; or mortgage, pledge or hypothecate any assets except in con-nection with any such borrowing and in amounts not in excess of the lesser of the dollar amounts borrowed and 10% of the value of its total assets at the time of such borrowing, provided that the Fund may enter into futures con-tracts and futures options. (This borrowing provision is included solely to facilitate the orderly sale of portfolio securities to accommodate abnormally heavy redemption requests and is not for leverage purposes.) The Fund may not purchase portfolio securities while borrowings in excess of 5% of its total assets are outstanding; and

  2. Purchase any securities which would cause more than 25% of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry; provided that there is no limitation with respect to domestic bank obligations and securities issued or guaranteed by the United States; any state or territory; any possession of the U.S. Government; the District of Columbia; or any of their authorities, agencies, instrumentalities, or po-litical sub-divisions.

                                     * * *

 The Fund will not purchase securities of any one issuer if, as a result, more than 5% of the value of the Fund's total assets would be invested in the secu-rities of such issuer, except that (a) up to 50% of the value of the Fund's assets may be invested without regard to this 5% limitation, provided that no more than 25% of the value of the Fund's total assets are invested in the se-curities of any one issuer; and (b) the foregoing 5% limitation does not apply to securities issued or guaranteed by the U.S. Government, its agencies or in-strumentalities. For purposes of this policy, (a) a security is considered to be issued by the governmental entity or entities whose assets and revenues back the security, or, with respect to a private activity bond that is backed only by the assets and revenues of a non-governmental user, such non-govern-mental user; (b) in certain circumstances, the guarantor of a guaranteed secu-rity may also be considered to be an issuer in connection with such guarantee; and (c) securities issued or guaranteed by the United States Government, its agencies or instrumentalities (including securities backed by the full faith and credit of the United States) are deemed to be U.S. Government obligations. This policy may be changed by the Board of Directors of Excelsior Tax-Exempt Fund without shareholder approval.

 If a percentage limitation is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in value of the Fund's portfolio securities will not constitute a violation of such limi-tation.

                               PRICING OF SHARES

 The net asset value of the Fund's Shares is determined and priced for pur-chases and redemptions at the close of regular trading hours on the New York Stock Exchange (the "Exchange"), currently 4:00 p.m. (Eastern Time). Net asset value and pricing for the Fund's Shares are determined on each day the Ex-change and the Investment Adviser are open for business ("Business Day"). Cur-rently, the holidays which the Fund observes are: New Year's Day, Martin Lu-ther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. Net asset value per Share for purposes of pricing sales and redemptions is calculated by dividing the value of all securities and other assets allocable to the Fund, less the liabilities charged to the Fund, by the number of out-standing Shares.

 Portfolio securities in the Fund for which market quotations are readily available (other than debt securities maturing in 60 days or less) are valued at market value. Securities and other assets for which market quotations are not readily available are valued at fair value, pursuant to guidelines adopted by Excelsior Tax-Exempt Fund's Board of Directors. Absent unusual circumstanc-es, portfolio securities maturing in 60 days or less are normally valued at amortized cost. A futures contract is valued at the last sales price quoted on the principal exchange or board of trade on which such contract is traded or, in the absence of a sale, the mean between the last bid and asked prices. The net asset value of the Fund will fluctuate as the market value of the Fund's portfolio securities changes in response to changing market rates of interest and other factors.

 The Fund's administrators have undertaken to price the securities in the Fund's portfolio and may use one or more pricing services to value certain portfolio securities where the prices provided are believed to reflect the fair market value of such securities. The methods used by the pricing services and the valuations so established will be reviewed by the administrators under the general supervision of Excelsior Tax-Exempt Fund's Board of Directors.

                       HOW TO PURCHASE AND REDEEM SHARES

DISTRIBUTOR

 Shares are continuously offered for sale by Excelsior Tax-Exempt Fund's spon-sor and distributor, Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors. The Distributor is a registered broker/dealer. Its principal business address is Clearing Operations, P.O. Box 897, Pittsburgh, PA 15230-0897.

 At various times the Distributor may implement programs under which a deal-er's sales force may be eligible to win nominal awards for certain sales ef-forts or under which the Distributor will make payments to any dealer that sponsors sales contests or recognition programs conforming to criteria estab-lished by the Distributor, or that participates in sales programs sponsored by the Distributor. The Distributor in its discretion may also from time to time, pursuant to objective criteria established by the Distributor, pay fees to qualifying dealers for certain services or activities which are primarily in-tended to result in sales of Shares of the Fund. If any such program is made available to any dealer, it will be made available to all dealers on the same terms and conditions. Payments made under such programs will be made by the Distributor out of its own assets and not out of the assets of the Fund.

 In addition, the Distributor may offer to pay a fee from its own assets to financial institutions for the continuing investment of customers' assets in the Fund or for providing substantial marketing, sales and operational sup-port. The support may include initiating customer accounts, participating in sales, educational and training seminars, providing sales literature, and en-gineering computer software programs that emphasize the attributes of the Fund. Such payments will be predicated upon the amount of Shares the financial institution sells or may sell, and/or upon the type and nature of sales or marketing support furnished by the financial institution.

PURCHASE OF SHARES

 Shares in the Fund are sold at their net asset value per Share next computed after a purchase order is received in good order by the sub-transfer agent or other entity on behalf of Excelsior Tax-Exempt Fund. The Distributor has es-tablished several procedures for purchasing Shares in order to accommodate different types of investors.

 Shares may be purchased directly by individuals ("Direct Investors") or by institutions ("Institutional Investors" and, collectively with Direct Invest-ors, "Investors"). Shares may also be purchased by customers ("Customers") of the Investment Adviser, its affiliates and correspondent banks, and other institutions ("Shareholder Organizations") that have entered into agreements with Excelsior Tax-Exempt Fund. A Shareholder Organization may elect to hold of record Shares for its Customers and to record beneficial ownership of Shares on the account statements provided by it to its Customers. If it does so, it is the Shareholder Organization's responsibility to transmit to the Distributor all purchase orders for its Customers and to transmit, on a timely basis, payment for such orders to Chase Global Funds Services Company ("CGFSC"), the Fund's sub-transfer agent, in accordance with the procedures agreed to by the Shareholder Organization and the Distributor. Confirmations of all such Customer purchases and redemptions will be sent by CGFSC to the particular Shareholder Organization. As an alternative, a Share-holder Organization may elect to establish its Customers' accounts of record with CGFSC. In this event, even if the Shareholder Organization continues to place its Customers' purchase and redemption orders with the Fund, CGFSC will send confirmations of such transactions and periodic account statements di-rectly to the shareholders of record. Shares in the Fund bear the expense of fees payable to Shareholder Organizations for such services. See "Management of the Fund--Shareholder Organizations."

 Customers wishing to purchase Shares through their Shareholder Organization should contact such entity directly for appropriate instructions. (For a list of Shareholder Organizations in your area, call (800) 446-1012.) An investor purchasing Shares through a registered investment adviser or certified finan-cial planner may incur transaction charges in connection with such purchases. Such investors should contact their registered investment adviser or certified financial planner for further information on transaction fees. Investors may also purchase Shares directly in accordance with procedures described below un-der "Purchase Procedures."

PURCHASE PROCEDURES

General

 Direct Investors may purchase Shares by completing the Application for pur-chase of Shares accompanying this Prospectus and mailing it, together with a check payable to Excelsior Funds, to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 Subsequent investments in an existing account in the Fund may be made at any time by sending to the above address a check payable to Excelsior Funds along with: (a) the detachable form that regularly accompanies the confirmation of a prior transaction; (b) a subsequent order form which may be obtained from CGFSC; or (c) a letter stating the amount of the investment and the account number in which the investment is to be made. Institutional Investors may pur-chase Shares by transmitting their purchase orders to CGFSC by telephone at
(800) 446-1012 or by terminal access. Institutional Investors must pay for Shares with Federal funds or funds immediately available to CGFSC.

Purchases by Wire

 Investors may also purchase Shares by wiring Federal funds to CGFSC. Prior to making an initial investment by wire, an Investor must telephone CGFSC at
(800) 446-1012 (from overseas, call (617) 557-8280) for instructions. Federal funds and registration instructions should be wired through the Federal Reserve System to:

   The Chase Manhattan Bank
   ABA #021000021
   Excelsior Funds, Account No. 9102732915
   For further credit to:
   Excelsior Funds
   Wire Control Number
   Account Registration (including account number)

 Investors making initial investments by wire must promptly complete the Appli-cation accompanying this Prospectus and forward it to CGFSC. Redemptions by In-vestors will not be processed until the completed Application for purchase of Shares has been received by CGFSC and accepted by the Distributor. Investors making subsequent investments by wire should follow the above instructions.

Other Purchase Information

 Except as provided in "Investor Programs" below, the minimum initial invest-ment by an Investor or initial aggregate investment by a Shareholder Organiza-tion investing on behalf of its Customers is $500. The minimum subsequent in-vestment for both types of investors is $50. Customers may agree with a partic-ular Shareholder Organization to make a minimum purchase with respect to their accounts. Depending upon the terms of the particular account, Shareholder Orga-nizations may charge a Customer's account fees for automatic investment and other cash management services provided. Excelsior Tax-Exempt Fund reserves the right to reject any purchase order, in whole or in part, or to waive any mini-mum investment requirements.

REDEMPTION PROCEDURES

 Customers of Shareholder Organizations holding Shares of record may redeem all or part of their investments in the Fund in accordance with procedures governing their accounts at the Shareholder Organizations. It is the responsi-bility of the Shareholder Organizations to transmit redemption orders to CGFSC and credit such Customer accounts with the redemption proceeds on a timely ba-sis. Redemption orders for Institutional Investors must be transmitted to CGFSC by telephone at (800) 446-1012 or by terminal access. No charge for wiring re-demption payments to Shareholder Organizations or Institutional Investors is imposed by Excelsior Tax-Exempt Fund, although Shareholder Organizations may charge a Customer's account for wiring redemption proceeds. Information relat-ing to such redemption services and charges, if any, is available from the Shareholder Organizations. An investor redeeming Shares through a registered investment adviser or certified financial planner may incur transaction charges in connection with such redemptions. Such investors should contact their regis-tered investment adviser or certified financial planner for further information on transaction fees. Investors may redeem all or part of their Shares in accor-dance with any of the procedures described below (these procedures also apply to Customers of Shareholder Organizations for whom individual accounts have been established with CGFSC).

REDEMPTION BY MAIL

 Shares may be redeemed by a Direct Investor by submitting a written request for redemption to:

   Excelsior Funds
   c/o Chase Global Funds Services Company
   P.O. Box 2798
   Boston, MA 02208-2798

 A written redemption request to CGFSC must (i) state the number of Shares to be redeemed, (ii) identify the shareholder account number and tax identifica-tion number, and (iii) be signed by each registered owner exactly as the Shares are registered. If the Shares to be redeemed were issued in certificate form, the certificates must be endorsed for transfer (or accompanied by a duly exe-cuted stock power) and must be submitted to CGFSC together with the redemption request. A redemption request for an amount in excess of $50,000 per account, or for any amount if the proceeds are to be sent elsewhere than the address of record, must be accompanied by signature guarantees from any eligible guarantor institution approved by CGFSC in accordance with its Standards, Procedures and Guidelines for the Acceptance of Signature Guarantees ("Signature Guarantee Guidelines"). Eligible guarantor institutions generally include banks, broker/dealers, credit unions, national securities exchanges, registered secu-rities associations, clearing agencies and savings associations. All eligible guarantor institutions must participate in the Securities Transfer Agents Me-dallion Program ("STAMP") in order to be approved by CGFSC pursuant to the Sig-nature Guarantee Guidelines. Copies of the Signature Guarantee Guidelines and information on STAMP can be obtained from CGFSC at (800) 446-1012 or at the address given above. CGFSC may require additional supporting documents for re-demptions made by corporations, executors, administrators, trustees and guard-ians. A redemption request will not be deemed to be properly received until CGFSC receives all required documents in proper form. Payment for Shares re-deemed will ordinarily be made by mail within five Business Days after receipt by CGFSC of the redemption request in good order. Questions with respect to the proper form for redemption requests should be directed to CGFSC at (800) 446-1012 (from overseas, call (617) 557-8280).

Redemption by Wire or Telephone

 Direct Investors who have so indicated on the Application, or have subse-quently arranged in writing to do so, may redeem Shares by instructing CGFSC by wire or telephone to wire the redemption proceeds directly to the Direct Investor's account at any commercial bank in the United States. Direct Invest-ors who are shareholders of record may also redeem Shares by instructing CGFSC by telephone to mail a check for redemption proceeds of $500 or more to the shareholder of record at his or her address of record. Institutional Investors may also redeem Shares by instructing CGFSC by telephone at (800) 446-1012 or by terminal access. Only redemptions of $500 or more will be wired to a Direct Investor's account. The redemption proceeds for Direct Investors must be paid to the same bank and account as designated on the Application or in written instructions subsequently received by CGFSC.

 In order to arrange for redemption by wire or telephone after an account has been opened or to change the bank or account designated to receive redemption proceeds, a Direct Investor must send a written request to Excelsior Tax-Ex-empt Fund, c/o CGFSC, at the address listed above under "Redemption by Mail." Such requests must be signed by the Direct Investor, with signatures guaran-teed (see "Redemption by Mail" above, for details regarding signature guaran-tees). Further documentation may be requested.

 CGFSC and the Distributor reserve the right to refuse a wire or telephone re-demption if it is believed advisable to do so. Procedures for redeeming Shares by wire or telephone may be modified or terminated at any time by Excelsior Tax-Exempt Fund, CGFSC or the Distributor. EXCELSIOR TAX-EXEMPT FUND, CGFSC AND THE DISTRIBUTOR WILL NOT BE LIABLE FOR ANY LOSS, LIABILITY, COST OR EX-PENSE FOR ACTING UPON TELEPHONE INSTRUCTIONS THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASON-ABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

 If any portion of the Shares to be redeemed represents an investment made by personal check, Excelsior Tax-Exempt Fund and CGFSC reserve the right not to honor the redemption until CGFSC is reasonably satisfied that the check has been collected in accordance with the applicable banking regulations which may take up to 15 days. A Direct Investor who anticipates the need for more imme-diate access to his or her investment should purchase Shares by Federal funds or bank wire or by certified or cashier's check. Banks normally impose a charge in connection with the use of bank wires, as well as certified checks, cashier's checks and Federal funds. If a Direct Investor's purchase check is not collected, the purchase will be cancelled and CGFSC will charge a fee of $25.00 to the Direct Investor's account.

 During periods of substantial economic or market change, telephone redemp-tions may be difficult to complete. If an investor is unable to contact CGFSC by telephone, the Investor may also deliver the redemption request to CGFSC in writing at the address noted above under "How to Purchase and Redeem Shares-- Redemption by Mail."

Other Redemption Information

 Except as described in "Investor Programs" below, Investors may be required to redeem Shares after 60 days' written notice if due to investor redemptions the balance in the particular account with respect to the Fund remains below $500. If a Customer has agreed with a particular Shareholder Organization to maintain a minimum balance in his or her account at the institution with re-spect to Shares of the Fund, and the balance in such account falls below that minimum, the Customer may be obliged by the Shareholder Organization to redeem all or part of his or her Shares to the extent necessary to maintain the re-quired minimum balance.

GENERAL

 Purchase and redemption orders for Shares which are received in good order prior to the close of regular trading hours on the Exchange (currently 4:00 p.m., Eastern Time) on any Business Day are priced according to the net asset value determined on that day. Purchase orders received in good order after the close of regular trading hours on the Exchange are priced at the net asset value per Share determined on the next Business Day.

                               INVESTOR PROGRAMS

EXCHANGE PRIVILEGE

 Investors and Customers of Shareholder Organizations may, after appropriate prior authorization and without an exchange fee imposed by Excelsior Tax-Exempt Fund, exchange Shares of the Fund having a value of at least $500 for shares of any other portfolio offered by Excelsior Tax-Exempt Fund or Excel-sior Funds, Inc. ("Excelsior Fund"), or for Trust Shares of Excelsior Institu-tional Trust, provided that such other shares may legally be sold in the state of the Investor's residence.

 Excelsior Tax-Exempt Fund currently offers five additional portfolios as fol-lows:

  Tax-Exempt Money Fund, a diversified tax-exempt money market fund seeking a moderate level of current interest income exempt from Federal income taxes through investing primarily in high-quality municipal obligations maturing within 13 months;

  Short-Term Tax-Exempt Securities Fund, a diversified fund seeking a high level of current interest income exempt from Federal income taxes through in-vestments in municipal obligations and having a dollar-weighted average port-folio maturity of 1 to 3 years;

  Intermediate-Term Tax-Exempt Fund, a diversified fund seeking a high level of current income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Long-Term Tax-Exempt Fund, a diversified fund attempting to maximize current interest income exempt from Federal income taxes through investments in mu-nicipal obligations and having a dollar-weighted average portfolio maturity of 10 to 30 years; and

  New York Intermediate-Term Tax-Exempt Fund, a non-diversified fund designed to provide New York investors with a high level of current interest income exempt from Federal and, to the extent possible, New York state and New York City income taxes; this fund invests primarily in New York municipal obliga-tions and has a dollar-weighted average portfolio maturity of 3 to 10 years.

 Excelsior Fund currently offers fifteen investment portfolios as follows:

  Money Fund, a money market fund seeking as high a level of current income as is consistent with liquidity and stability of principal through investments in high-quality money market instruments maturing within 13 months;

  Government Money Fund, a money market fund seeking as high a level of cur-rent income as is consistent with liquidity and stability of principal through investments in obligations issued or guaranteed by the U.S. Govern-ment, its agencies and instrumentalities and repurchase agreements collater-alized by such obligations;

  Treasury Money Fund, a money market fund seeking current income generally exempt from state and local income taxes through investments in direct short-term obligations issued by the U.S. Treasury and certain agencies or instru-mentalities of the U.S. Government;

  Short-Term Government Securities Fund, a fund seeking a high level of cur-rent income by investing principally in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agree-ments collateralized by such obligations, and having a dollar-weighted aver-age portfolio maturity of 1 to 3 years;

  Intermediate-Term Managed Income Fund, a fund seeking a high level of cur-rent interest income by investing principally in investment grade or better debt obligations and money market instruments, and having a dollar-weighted average portfolio maturity of 3 to 10 years;

  Managed Income Fund, a fund seeking higher current income primarily through investments in investment grade debt obligations, U.S. Government obligations and money market instruments;

  Blended Equity Fund, a fund seeking long-term capital appreciation through investments in a diversified portfolio of primarily equity securities;

  Income and Growth Fund, a fund seeking to provide moderate current income and to achieve capital appreciation as a secondary objective by investing in common stock, preferred stock and securities convertible into common stock;

  Long-Term Supply of Energy Fund, a fund seeking long-term capital apprecia-tion by investing in companies benefiting from the availability, development and delivery of secure hydrocarbon and other energy sources (if revised in-vestment policies are approved at a Special Meeting of Shareholders called for August 18, 1997, this fund will be renamed the "Energy and Natural Re-sources Fund" and will seek long-term capital appreciation by investing pri-marily in companies that are in the energy and other natural resources groups of industries and, to a more limited extent, in gold and other precious metal bullion and coins);

  Value and Restructuring Fund, a fund seeking long-term capital appreciation by investing in companies benefitting from their restructuring or redeploy-ment of assets and operations in order to become more competitive or profit-able;

  Small Cap Fund, a fund seeking long-term capital appreciation by investing primarily in companies with capitalization of $1 billion or less;

  International Fund, a fund seeking total return derived primarily from in-vestments in foreign equity securities;

  Latin America Fund, a fund seeking long-term capital appreciation through investments in companies and securities of governments in all countries in Central and South America;

  Pacific/Asia Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Asia and on the Asian side of the Pacific Ocean; and

  Pan European Fund, a fund seeking long-term capital appreciation through in-vestments in companies and securities of governments based in Europe.

 Excelsior Institutional Trust currently offers Trust Shares in the following investment portfolios:

  Optimum Growth Fund, a fund seeking superior, risk-adjusted total return through investments in a diversified portfolio of equity securities whose growth prospects, in the opinion of its investment adviser, appear to exceed that of the overall market; and

  Value Equity Fund, a fund seeking long-term capital appreciation through in-vestments in a diversified portfolio of equity securities whose market value, in the opinion of its investment adviser, appears to be undervalued relative to the marketplace.

 An exchange involves a redemption of all or a portion of the Shares in the Fund and the investment of the redemption proceeds in shares of another portfo-lio of Excelsior Tax-Exempt Fund, Excelsior Fund or Excelsior Institutional Trust. The redemption will be made at the per Share net asset value of the Shares being redeemed next determined after the exchange request is received in good order. The shares of the portfolio to be acquired will be purchased at the per share net asset value of those shares next determined after receipt of the exchange request in good order.

 Investors may find the exchange privilege useful if their investment objec-tives or market outlook should change after they invest in the Fund. For fur-ther information regarding exchange privileges, shareholders should call (800) 446-1012 (from overseas, call (617) 557-8280). Investors exercising the ex-change privilege with the other portfolios of Excelsior Tax-Exempt Fund, Excel-sior Fund or Excelsior Institutional Trust should request and review the pro-spectuses of such Funds. Such prospectuses may be obtained by calling the tele-phone numbers listed above. In order to prevent abuse of this privilege to the disadvantage of other shareholders, Excelsior Fund, Excelsior Tax-Exempt Fund and Excelsior Institutional Trust reserve the right to limit the number of ex-change requests of Investors and Customers of Shareholder Organizations to no more than six per year. Excelsior Tax-Exempt Fund may modify or terminate the exchange program at any time upon 60 days' written notice to shareholders, and may reject any exchange request.

 For Federal income tax purposes, an exchange of Shares is a taxable event and, accordingly, a capital gain or loss may be realized by an investor. Before mak-ing an exchange, an investor should consult a tax or other financial adviser to determine tax consequences.

 Exchanges by Telephone. For shareholders who have previously selected the tel-ephone exchange option, an exchange order may be placed by calling (800) 446-1012 (from overseas, please call (617) 557-8280). By establishing the telephone ex change option, a shareholder authorizes CGFSC and the Distributor to act upon telephone instructions believed to be genuine. EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND, EXCELSIOR INSTITUTIONAL TRUST, CGFSC AND THE DISTRIBUTOR ARE NOT RESPONSIBLE FOR THE AUTHENTICITY OF EXCHANGE REQUESTS RECEIVED BY TELE-PHONE THAT ARE REASONABLY BELIEVED TO BE GENUINE. IN ATTEMPTING TO CONFIRM THAT TELEPHONE INSTRUCTIONS ARE GENUINE, EXCELSIOR TAX-EXEMPT FUND, EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST WILL USE SUCH PROCEDURES AS ARE CONSIDERED REASONABLE, INCLUDING RECORDING THOSE INSTRUCTIONS AND REQUESTING INFORMATION AS TO ACCOUNT REGISTRATION.

SYSTEMATIC WITHDRAWAL PLAN

 An Investor who owns Shares of the Fund with a value of $10,000 or more may establish a Systematic Withdrawal Plan. The Investor may request a declining-balance withdrawal, a fixed-dollar withdrawal, a fixed-share withdrawal, or a fixed-percentage withdrawal (based on the current value of Shares in the ac-count) on a monthly, quarterly, semi-annual or annual basis. To initiate the Systematic Withdrawal Plan, an investor must complete the Supplemental Applica-tion contained in this Prospectus and mail it to CGFSC at the address given above. Further information on establishing a Systematic Withdrawal Plan may be obtained by calling (800) 446-1012 (from overseas, call (617) 557-8280).

 Shareholder Organizations may, at their discretion, establish similar system-atic withdrawal plans with respect to the Shares held by their Customers. In-formation about such plans and the applicable procedures may be obtained by Customers directly from their Shareholder Organizations.

AUTOMATIC INVESTMENT PROGRAM

 The Automatic Investment Program permits Investors to purchase Shares (minimum of $50 per transaction) at regular intervals selected by the Investor. The min-imum initial investment for an Automatic Invest-ment Program account is $50. Provided the Investor's financial institution al-lows automatic withdrawals, Shares are purchased by transferring funds from an Investor's checking, bank money market or NOW account designated by the In-vestor. At the Investor's option, the account designated will be debited in the specified amount, and Shares will be purchased, once a month, on either the first or fifteenth day, or twice a month, on both days.

 The Automatic Investment Program is one means by which an Investor may use "Dollar Cost Averaging" in making investments. Instead of trying to time mar-ket performance, a fixed dollar amount is invested in Shares at predetermined intervals. This may help Investors to reduce their average cost per Share be-cause the agreed upon fixed investment amount allows more Shares to be pur-chased during periods of lower Share prices and fewer Shares during periods of higher prices. In order to be effective, Dollar Cost Averaging should usually be followed on a sustained, consistent basis. Investors should be aware, how-ever, that Shares bought using Dollar Cost Averaging are purchased without re-gard to their price on the day of investment or to market trends. In addition, while Investors may find Dollar Cost Averaging to be beneficial, it will not prevent a loss if an Investor ultimately redeems his Shares at a price which is lower than their purchase price.

 To establish an Automatic Investment account permitting Investors to use the Dollar Cost Averaging investment method described above, an Investor must com-plete the Supplemental Application contained in this Prospectus and mail it to CGFSC. An Investor may cancel his participation in this Program or change the amount of purchase at any time by mailing written notification to CGFSC, P.O. Box 2798, Boston, MA 02208-2798 and notification will be effective three Busi-ness Days following receipt. Excelsior Tax-Exempt Fund may modify or terminate this privilege at any time or charge a service fee, although no such fee cur-rently is contemplated. An Investor may also implement the Dollar Cost Averag-ing method on his own initiative or through other entities.

                          DIVIDENDS AND DISTRIBUTIONS

 The Fund's net income for dividend purposes consists of (i) all accrued in-come, whether taxable or tax-exempt, plus discount earned on the Fund's as-sets, less (ii) amortization of premium on such assets, accrued expenses di-rectly attributable to the Fund, and the general expenses or the expenses com-mon to more than one Fund (e.g., legal, administrative, accounting, and Direc-tors' fees) of Excelsior Tax-Exempt Fund, prorated to the Fund on the basis of its relative net assets.

 The net investment income of the Fund is declared daily as a dividend to the persons who are shareholders of the Fund at the opening of business on the day of declaration. All such dividends are paid within ten days after the end of each month or within seven days after the redemption of all of a shareholder's Shares. Net realized capital gains are distributed at least annually.

 All dividends and distributions paid on Shares held of record by the Invest-ment Adviser and its affiliates or correspondent banks will be paid in cash. Direct and Institutional Investors and Customers of Shareholder Organizations will receive dividends and distributions in additional Shares (as determined on the payable date), unless they have requested in writing (received by CGFSC at Excelsior Tax-Exempt Fund's address prior to the payment date) to receive dividends and distributions in cash. Reinvested dividends and distributions receive the same tax treatment as those paid in cash.

                                     TAXES

FEDERAL

 The Fund has qualified and intends to continue to qualify as a "regulated in-vestment company" under the Internal Revenue Code of 1986, as amended (the "Code"). Such qualification generally relieves the Fund of liability for Fed-eral income taxes to the extent that the Fund's earnings are distributed in accordance with the Code.

 The Fund's policy is to pay its shareholders dividends each year equal to at least the sum of 90% of its exempt-interest income (net of certain deductions) and 90% of its investment company taxable income, if any. Some dividends de-rived from exempt-interest income ("exempt-interest dividends") may be treated by the Fund's shareholders as items of interest excludable from their gross income under Section 103(a) of the Code, unless under the circumstances appli-cable to the particular shareholder, exclusion would be disallowed. (See Statement of Additional Information--"Additional Information Concerning Tax-es.")

 If the Fund should hold certain private activity bonds issued after August 7, 1986, shareholders must include, as an item of tax preference, the portion of dividends paid by the Fund that is attributable to interest on such bonds in their Federal alternative minimum taxable income for purposes of determining liability (if any) for the 26% to 28% alternative minimum tax applicable to individuals and the 20% alternative minimum tax and the environmental tax ap-plicable to corporations. Corporate shareholders also must take all exempt-in-terest dividends into account in determining certain adjustments under the Federal alternative minimum tax. The environmental tax applicable to corpora-tions is imposed at the rate of .12% on the excess of the corporation's modi-fied Federal alternative minimum taxable income over $2 million. Shareholders receiving Social Security benefits should note that all exempt-interest divi-dends will be taken into account in determining the taxability of such benefits.

 Dividends payable by the Fund which are derived from taxable income or from long-term or short-term capital gains will be subject to Federal income tax, whether such dividends are paid in the form of cash or additional Shares. An investor considering buying Shares of the Fund on or just before the record date of a taxable dividend should be aware that the amount of the forthcoming dividend payment, although in effect a return of capital, will be taxable to him.

 Dividends declared in October, November or December of any year payable to shareholders of record on a specified date in such months will be deemed to have been received by shareholders and paid by the Fund on December 31 of such year in the event such dividends are actually paid during January of the fol-lowing year.

 A taxable gain or loss may be realized by a shareholder upon his redemption, transfer or exchange of Shares depending upon the tax basis of such Shares and their price at the time of redemption, transfer or exchange. If a shareholder holds Shares for six months or less and during that time receives a capital gain dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be treated as a long-term capital loss to the extent of the capital gain dividend. If a shareholder holds Shares for six months or less and during that time receives an exempt-interest dividend on those Shares, any loss recognized on the sale or exchange of those Shares will be disallowed to the extent of the exempt-interest dividend. Generally, a shareholder may in-clude sales charges incurred upon the purchase of Shares in his tax basis for such Shares for the purpose of determining gain or loss on a redemption, transfer or exchange of such Shares. However, if the shareholder effected an exchange of such Shares for shares of another portfolio within 90 days of the purchase and was able to reduce the sales charges previously applicable to the new shares (by virtue of the exchange privilege), the amount equal to reduc-tion may not be included in the tax basis of the shareholder's exchanged Shares for the purpose of determining gain or loss, but may be included (sub-ject to the limitation) in the tax basis of the new shares.

CALIFORNIA

 If, at the close of each quarter of its taxable year, at least 50% of the value of the Fund's total assets consists of California Municipal Obligations and certain Federal obligations, the Fund will be qualified to pay dividends exempt from California state personal income tax to its shareholders. The div-idends exempt from that tax will be those that come from interest attributable to California Mu-nicipal Obligations and certain Federal obligations. (Such exemption may not apply, however, to investors who are "substantial users" or "related persons" with respect to facilities financed by portfolio securities held by the Fund. Additional tax information regarding "substantial users" and "related persons" can be found in the Statement of Additional Information.) With respect to shareholders subject to California state franchise tax or California state corporate income tax, dividends may still be taxed as ordinary or capital gain dividends, despite the personal income tax exemption. Dividends derived from taxable interest or from capital gains (whether received in cash or in addi-tional shares) will be subject to California state personal income tax.

 Distributions of net investment income may be subject to state or local taxes other than the California state personal income tax under state or local law, even though all or a part of those distributions may come from interest on tax-exempt obligations that, if received directly by shareholders, would be exempt from such taxes.

MISCELLANEOUS

 The foregoing summarizes some of the important tax considerations generally affecting the Fund and its shareholders and is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situa-tions. Shareholders will be advised at least annually as to the Federal and California personal income tax consequences of distributions made each year.

                            MANAGEMENT OF THE FUND

 The business and affairs of the Fund are managed under the direction of Ex-celsior Tax-Exempt Fund's Board of Directors. The Statement of Additional In-formation contains the names of and general background information concerning Excelsior Tax-Exempt Fund's directors.

INVESTMENT ADVISER AND SUB-ADVISER

 United States Trust Company of New York ("U.S. Trust New York") and U.S. Trust Company of Connecticut ("U.S. Trust Connecticut" and, collectively with U.S. Trust New York, "U.S. Trust" or the "Investment Adviser") serve as the Investment Adviser to the Fund. U.S. Trust New York is a state-chartered bank and trust company and a member bank of the Federal Reserve System and is one of the twelve members of the New York Clearing House Association. U.S. Trust Connecticut is a Connecticut state bank and trust company. U.S. Trust New York and U.S. Trust Connecticut are wholly-owned subsidiaries of U.S. Trust Corpo-ration, a registered bank holding company.

 The Investment Adviser provides trust and banking services to individuals, corporations, and institutions both nationally and internationally, including investment management, estate and trust administration, financial planning, corporate trust and agency banking, and personal and corporate banking. On De-cember 31, 1996, the Asset Management Groups of U.S. Trust New York and U.S. Trust Connecticut had approximately $53 billion in aggregate assets under man-agement. U.S. Trust New York has its principal offices at 114 W. 47th Street, New York, New York 10036. U.S. Trust Connecticut has its principal offices at 225 High Ridge Road, East Building, Stamford, CT 06905.

 United States Trust Company of California (the "Sub-Adviser") provides sub-advisory services to the Fund. The Sub-Adviser is a national bank and a whol-ly-owned subsidiary of U.S. Trust Corporation. The Sub-Adviser has its princi-pal offices at 515 South Flower Street, Los Angeles, CA 90071.

 The Sub-Adviser manages the Fund, makes decisions with respect to and places orders for all purchases and sales of the Fund's portfolio securities, and maintains records relating to such purchases and sales.

 The Fund's portfolio manager, Lois G. Ingham, C.F.A., is the person primarily responsible for the day-to-day management of the Fund's investment portfo-lio. Ms. Ingham, a Senior Vice President and Director of Fixed Income Invest-ments, has been with United States Trust Company of California since 1990 and has managed the Fund since its inception.

 For the services provided and expenses assumed pursuant to its Investment Ad-visory Agreement, the Investment Adviser is entitled to be paid a fee, com-puted daily and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund. The Sub-Adviser is entitled to receive from the In-vestment Adviser an annual fee, computed and paid monthly, at the annual rate of .50% of the average daily net assets of the Fund.

 Prior to May 16, 1997, U.S. Trust New York served as investment adviser to the Fund pursuant to an advisory agreement substantially similar to the In-vestment Advisory Agreement currently in effect for the Fund. For the period from October 1, 1996 (commencement of operations) through March 31, 1997, U.S. Trust New York received no advisory fee with respect to the Fund. For the same period, U.S. Trust New York waived advisory fees at the effective annual rate of .50% of the Fund's average daily net assets, and reimbursed expenses at the effective annual rate of .37% of the Fund's average daily net assets. For the same period, the Sub-Adviser received no sub-advisory fee from U.S. Trust New York, and the Sub-Adviser waived sub-advisory fees at the effective annual rate of .50% of the Fund's average daily net assets.

 From time to time, the Investment Adviser and the Sub-Adviser may voluntarily waive all or a portion of the advisory and sub-advisory fees payable by the Fund and U.S. Trust, respectively, which waivers may be terminated at any time. See "Management of the Fund--Shareholder Organizations" for additional information on fee waivers.

ADMINISTRATORS

 CGFSC, Federated Administrative Services and U.S. Trust Connecticut serve as the Fund's administrators (the "Administrators") and provide it with general administrative and operational assistance. The Administrators also serve as administrators to the other portfolios of Excelsior Tax-Exempt Fund and all of the portfolios of Excelsior Fund and Excelsior Institutional Trust, which are also advised by the Investment Adviser and its affiliates and distributed by the Distributor. For the services provided to all portfolios of Excelsior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust (except the in-ternational portfolios of Excelsior Fund and Excelsior Institutional Trust), the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of the three companies (excluding the international portfolios of Excelsior Fund and Excelsior Institutional Trust) as follows:

                  COMBINED AGGREGATE AVERAGE DAILY
                    NET ASSETS OF EXCELSIOR FUND,
                      EXCELSIOR TAX-EXEMPT FUND
                  AND EXCELSIOR INSTITUTIONAL TRUST
             (EXCLUDING THE INTERNATIONAL PORTFOLIOS OF
          EXCELSIOR FUND AND EXCELSIOR INSTITUTIONAL TRUST)           ANNUAL FEE
          -------------------------------------------------           ----------
first $200 million...................................................   .200%
next $200 million....................................................   .175%
over $400 million....................................................   .150%

 Administration fees payable to the Administrators by each portfolio of Excel-sior Tax-Exempt Fund, Excelsior Fund and Excelsior Institutional Trust are de-termined in proportion to their relative average daily net assets at the time of determination. From time to time, the Administrators may voluntarily waive all or a portion of the administration fee payable to them by the Fund, which waivers may be terminated at any time. See "Management of the Fund--Share-holder Organizations" for additional information on fee waivers.

 Prior to May 16, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York served as the Fund's administrators pursuant to an administra-tion agreement substantially similar to the administration agreement currently in effect for the Fund. For the period from October 1, 1996 (commencement of operations) through March 31, 1997, CGFSC, Federated Administrative Services and U.S. Trust New York re-ceived an aggregate administration fee at the effective annual rate of .151% of the average daily net assets of the Fund.

SHAREHOLDER ORGANIZATIONS

 As described above under "Purchase of Shares," Excelsior Tax-Exempt Fund has agreements with certain Shareholder Organizations--firms that provide servic-es, which may include acting as record shareholder, to their Customers who beneficially own Shares. As a consideraton for these services, the Fund will pay the Shareholder Organization an administrative service fee up to the an-nual rate of .40% of the average daily net asset value of its Shares held by the Shareholder Organization's Customers. Such services, which are described more fully in the Statement of Additional Information under "Management of the Fund--Shareholder Organizations," may include assisting in processing pur-chase, exchange and redemption requests; transmitting and receiving funds in connection with Customer orders to purchase, exchange or redeem Shares; and providing periodic statements. It is the responsibility of Shareholder Organi-zations to advise Customers of any fees that they may charge in connection with a Customer's investments. Until further notice, the Investment Adviser and Administrators have voluntarily agreed to waive fees payable by the Fund in an aggregate amount equal to administrative service fees payable by the Fund.

BANKING LAWS

 Banking laws and regulations currently prohibit a bank holding company regis-tered under the Federal Bank Holding Company Act of 1956 or any bank or non-bank affiliate thereof from sponsoring, organizing or controlling a regis-tered, open-end investment company continuously engaged in the issuance of its shares, and prohibit banks generally from issuing, underwriting, selling or distributing securities such as Shares of the Fund, but such banking laws and regulations do not prohibit such a holding company or affiliate or banks gen-erally from acting as investment adviser, transfer agent, or custodian to such an investment company, or from purchasing shares of such company for and upon the order of customers. The Investment Adviser, the Sub-Adviser, CGFSC and certain Shareholder Organizations may be subject to such banking laws and reg-ulations. State securities laws may differ from the interpretations of Federal law discussed in this paragraph and banks and financial institutions may be required to register as dealers pursuant to state law.

 Should legislative, judicial, or administrative action prohibit or restrict the activities of the Investment Adviser, the Sub-Adviser or other Shareholder Organizations in connection with purchases of Fund Shares, the Investment Ad-viser, the Sub-Adviser and such Shareholder Organizations might be required to alter materially or discontinue the investment services offered by them to Customers. It is not anticipated, however, that any resulting change in the Fund's method of operations would affect its net asset value per Share or re-sult in financial loss to any shareholder.

                         DESCRIPTION OF CAPITAL STOCK

 Excelsior Tax-Exempt Fund (formerly UST Master Tax-Exempt Funds, Inc.) was organized as a Maryland corporation on August 8, 1984. Currently, Excelsior Tax-Exempt Fund has authorized capital of 14 billion shares of Common Stock, $.001 par value per share, classified into 6 classes of shares representing 6 investment portfolios currently being offered. Excelsior Tax-Exempt Fund's Charter authorizes the Board of Directors to classify or reclassify any class of shares of Excelsior Tax-Exempt Fund into one or more classes or series. Shares of Class E represent interests in the California Tax-Exempt Income Fund.

 Each Share represents an equal proportionate interest in the Fund and is en-titled to such dividends and distributions out of the income earned on the as-sets belonging to the Fund as are declared in the discretion of Excelsior Tax-Exempt Fund's Board of Directors.

 Shareholders are entitled to one vote for each full share held, and frac-tional votes for fractional shares held, and will vote in the aggregate and not by class, except as otherwise expressly required by law.

 Certificates for Shares will not be issued unless expressly requested in writing to CGFSC and will not be issued for fractional Shares.

 As of July 14, 1997, U.S. Trust and its affiliates held of record substan-tially all of Excelsior Tax-Exempt Fund's outstanding shares as agent or cus-todian for their customers, but did not own such shares beneficially because they did not have voting or investment discretion with respect to such shares.

                         CUSTODIAN AND TRANSFER AGENT

 The Chase Manhattan Bank ("Chase"), a wholly-owned subsidiary of The Chase Manhattan Corporation, serves as the custodian of the Fund's assets. Communi-cations to the custodian should be directed to Chase, Mutual Funds Service Di-vision, 3 Chase MetroTech Center, 8th Floor, Brooklyn, NY 11245.

 U.S. Trust New York serves as the Fund's transfer and dividend disbursing agent. U.S. Trust New York has also entered into a sub-transfer agency ar-rangement with CGFSC, 73 Tremont Street, Boston, Massachusetts 02108-3913, pursuant to which CGFSC provides certain transfer agent, dividend disbursement and registrar services to the Fund.

                                   EXPENSES

 Except as noted below, the Investment Adviser, the Sub-Adviser and the Admin-istrators will bear all expenses in connection with the performance of their advisory, sub-advisory and administrative services. The Fund will bear the ex-penses incurred in its operations. Such expenses include taxes; interest; fees, including the Fund's portion of the fees paid to Excelsior Tax-Exempt Fund's directors and officers who are not affiliated with the Distributor or the Administrators; SEC fees; state securities qualification fees; costs of preparing and printing prospectuses for regulatory purposes and for distribu-tion to shareholders; advisory and administration fees; charges of the custo-dian, transfer agent and dividend disbursing agent; certain insurance premi-ums; outside auditing and legal expenses; cost of independent pricing servic-es; costs of shareholder reports and meetings; and any extraordinary expenses. The Fund also pays for any brokerage fees and commissions in connection with the purchase of portfolio securities.

                       PERFORMANCE AND YIELD INFORMATION

 From time to time, in advertisements or in reports to shareholders, the per-formance and yields of the Fund may be quoted and compared to those of other mutual funds with similar investment objectives and to other relevant indexes or to rankings prepared by independent services or other financial or industry publications that monitor the performance of mutual funds. For example, the performance of the Fund may be compared to data prepared by Lipper Analytical Services, Inc., a widely recognized independent service which monitors the performance of mutual funds.

 Performance and yield data as reported in national financial publications, including but not limited to Money Magazine, Forbes, Barron's, The Wall Street Journal and The New York Times, or in publications of a local or regional na-ture, may also be used in comparing the performance and yields of the Fund.

 The Fund may advertise its effective yield which is calculated by dividing its average daily net investment income per Share during a 30-day (or one month) base period identified in the advertisement by its net asset value per Share on the last day of the period, and annualizing the result on a semi-an-nual basis.

 In addition, the Fund may from time to time advertise its "tax-equivalent yield" to demonstrate the level of taxable yield necessary to produce an af-ter-tax yield equivalent to that achieved by the Fund. This yield is computed by increasing the yield of the Fund's Shares (calculated as above) by the amount necessary to reflect the payment of Federal and California income taxes at stated tax rates.

 From time to time, the Fund may advertise its performance by using "average annual total return" over various periods of time. Such total return figure reflects the average percentage change in the value of an investment in the Fund from the beginning date of the measuring period to the end of the measur-ing period. Average total return figures will be given for the most recent one-year period and may be given for other periods as well (such as from the commencement of the Fund's operations, or on a year-by-year basis). The Fund may also use aggregate total return figures for various periods, representing the cumulative change in the value of an investment in the Fund for the spe-cific period. Both methods of calculating total return assume that dividends and capital gain distributions made by a Fund during the period are reinvested in Fund Shares.

 Performance and yields will fluctuate and any quotation of performance and yield should not be consid- ered as representative of the Fund's future per-formance. Since yields fluctuate, yield data cannot necessarily be used to compare an investment in the Fund with bank deposits, savings accounts and similar investment alternatives which often provide an agreed or guaranteed fixed yield for a stated period of time. Shareholders should remember that performance and yield are generally functions of the kind and quality of the instruments held in a portfolio, portfolio maturity, operating expenses, and market conditions. Any fees charged by Shareholder Organizations with respect to accounts of Customers that have invested in Shares will not be included in calculations of yield and performance.

                                 MISCELLANEOUS

 Shareholders will receive unaudited semiannual reports describing the Fund's investment operations and annual financial statements audited by the Fund's independent auditors.

 As used in this Prospectus, a "vote of the holders of a majority of the out-standing shares" of Excelsior Tax-Exempt Fund or the Fund means, with respect to the approval of an investment advisory agreement or a change in a fundamen-tal investment policy, the affirmative vote of the lesser of (a) more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund, or (b) 67% or more of the shares of Excelsior Tax-Exempt Fund or the Fund present at a meeting if more than 50% of the outstanding shares of Excelsior Tax-Exempt Fund or the Fund are represented at the meeting in person or by proxy.

 Inquiries regarding the Fund may be directed to the Distributor at the ad-dress listed under "Distributor."

                   INSTRUCTIONS FOR NEW ACCOUNT APPLICATION

OPENING YOUR ACCOUNT:

  Complete the Application(s) and mail to:  FOR OVERNIGHT DELIVERY: send to:


  Excelsior Funds                           Excelsior Funds
  c/o Chase Global Funds Services           c/o Chase Global Funds Services
    Company                                   Company
  P.O. Box 2798                             73 Tremont Street
  Boston, MA 02208-2798                     Boston, MA 02108-3913

  Please enclose with the Application(s) your check made payable to the "Ex-celsior Funds" in the amount of your investment.

  For direct wire purchases please refer to the section of the Prospectus en-titled "How to Purchase and Redeem Shares--Purchase Procedures."

MINIMUM INVESTMENTS:

  Except as provided in the Prospectus, the minimum initial investment is $500; subsequent investments must be in the minimum amount of $50. Investments may be made in excess of these minimums.

REDEMPTIONS:

  Shares can be redeemed in any amount and at any time in accordance with pro-cedures described in the Prospectus. In the case of shares recently purchased by check, redemption proceeds will not be made available until the transfer agent is reasonably assured that the check has been collected in accordance with applicable banking regulations.

  Certain legal documents will be required from corporations or other organi-zations, executors and trustees, or if redemption is requested by anyone other than the shareholder of record. Written redemption requests in excess of $50,000 per account must be accompanied by signature guarantees.

SIGNATURES: Please be sure to sign the Application(s).

  If the shares are registered in the name of:
    - an individual, the individual should sign.
    - joint tenants, both tenants should sign.
    - a custodian for a minor, the custodian should sign.
    - a corporation or other organization, an authorized officer should sign (please indicate corporate office or title).*
    - a trustee or other fiduciary, the fiduciary or fiduciaries should sign (please indicate capacity).*
  * A corporate resolution or appropriate certificate may be required.

QUESTIONS:

  If you have any questions regarding the Application or redemption require-ments, please contact the sub-transfer agent at (800) 446-1012 between 9:00 a.m. and 5:00 p.m. (Eastern Time).

          [LOGO]           CHASE GLOBAL FUNDS SERVICES COMPANY      NEW
        EXCELSIOR          CLIENT SERVICES                          ACCOUNT
  TAX-EXEMPT FUNDS INC.    P.O. Box 2798                            APPLICATION
                           Boston, MA 02208-2798
                           (800) 446-1012

  -----------------------------------------------------------------------------

  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION
  -----------------------------------------------------------------------------

    [_] Individual  [_] Joint Tenants  [_] Trust  [_] Gift/Transfer to Minor
    [_] Other

    Note: Joint tenant registration will be as "joint tenants with right of survivorship" unless otherwise specified. Trust registrations should specify name of the trust, trustee(s), beneficiary(ies), and the date of the trust instrument. Registration for Uniform Gifts/Transfers to Minors should be in the name of one custodian and one minor and include the state under which the custodianship is created (using the minor's Social Security Number ("SSN")). For IRA accounts a different application is required.

    ------------------------------   -----------------------------
    Name(s) (please print)           Social Security # or Taxpayer
                                     Identification #
    ------------------------------
    Name
                                     (   )
    ------------------------------   -----------------------------
    Address                          Telephone #

    ------------------------------   [_] U.S. Citizen  [_] Other
    City/State/Zip Code              (specify)

  -----------------------------------------------------------------------------
    FUND SELECTION (THE MINIMUM INITIAL AND SUBSEQUENT INVESTMENT IS $500 PER FUND AND $50 PER FUND, RESPECTIVELY. MAKE CHECKS PAYABLE TO "EXCELSIOR FUNDS.")
  -----------------------------------------------------------------------------

                                  INITIAL INVESTMENT          INITIAL INVESTMENT
[_] California
    Tax-Exempt Fund               $ ____________       809  [_] Other _________ $ ____________

                                                            TOTAL INITIAL INVESTMENT: $ ___________

    NOTE: If investing     A. BY MAIL: Enclosed is a check in the
    by wire, you must      amount of $ _____ payable to "Excelsior
    obtain a Bank Wire     Funds."
    Control Number. To     B. BY WIRE: A bank wire in the amount
    do so, please call     of $ _____  has been sent to the Fund from
    (800) 446-1012 and        ------------------  ---------------
    ask for the Wire             Name of Bank      Wire Control
    Desk.                                             Number

    CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
    [_] All dividends are to be [_] reinvested [_] paid in cash
    [_] All capital gains are to be [_] reinvested [_] paid in cash

  -----------------------------------------------------------------------------
    ACCOUNT PRIVILEGES
  -----------------------------------------------------------------------------

    TELEPHONE EXCHANGE AND
    REDEMPTION                    AUTHORITY TO TRANSMIT
                                  REDEMPTION PROCEEDS TO PRE-
                                  DESIGNATED ACCOUNT.
    [_] I/We appoint CGFSC as     I/We hereby authorize CGFSC to
    my/our agent to act upon      act upon instructions received
    instructions received by      by telephone to withdraw $500
    telephone in order to effect  or more from my/our account in
    the telephone exchange and    the Excelsior Funds and to
    redemption privileges. I/We   wire the amount withdrawn to
    hereby ratify any             the following commercial bank
    instructions given pursuant   account. I/We understand that
    to this authorization and     CGFSC charges an $8.00 fee for
    agree that Excelsior Fund,    each wire redemption, which
    Excelsior Tax-Exempt Fund,    will be deducted from the
    Excelsior Institutional       proceeds of the redemption.
    Trust, CGFSC and their
    directors, trustees, officers Title on Bank Account*_________
    and employees will not be     Name of Bank __________________
    liable for any loss,          Bank A.B.A. Number  Account
    liability, cost or expense    Number ________________________
    for acting upon instructions  Bank Address __________________
    believed to be genuine and    City/State/Zip Code ___________
    in accordance with the        (attach voided check here)
    procedures described in the
    then current Prospectus. To   A corporation, trust or
    the extent that Excelsior     partnership must also submit a
    Fund, Excelsior Tax-Exempt    "Corporate Resolution" (or
    Fund and Excelsior            "Certificate of Partnership")
    Institutional Trust fail to   indicating the names and
    use reasonable procedures as  titles of officers authorized
    a basis for their belief,     to act on its behalf.
    they or their service         * TITLE ON BANK AND FUND
    contractors may be liable     ACCOUNT MUST BE IDENTICAL.
    for instructions that prove
    to be fraudulent or
    unauthorized.

    I/We further acknowledge
    that it is my/our
    responsibility to read the
    Prospectus of any Fund into
    which I/we exchange.

    [_] I/We do not wish to have
    the ability to exercise
    telephone redemption and
    exchange privileges. I/We
    further understand that all
    exchange and redemption
    requests must be in writing.

    SPECIAL PURCHASE AND
    REDEMPTION PLANS
    I/We have completed and
    attached the Supplemental
    Application for:

    [_] Automatic Investment Plan
    [_] Systematic Withdrawal Plan

------------------------------------------------------------------
  AGREEMENTS AND SIGNATURES
------------------------------------------------------------------
  By signing this application, I/we hereby certify under penalty of perjury that the information on this application is complete and correct and that as required by Federal law:

  [_] I/WE CERTIFY THAT (1) THE NUMBER(S) SHOWN ON THIS FORM IS/ARE THE CORRECT TAXPAYER IDENTIFICATION NUMBER(S) AND (2) I/WE ARE NOT SUBJECT TO BACKUP WITHHOLDING EITHER BECAUSE I/WE HAVE NOT BEEN NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT I/WE ARE SUBJECT TO BACKUP WITHHOLDING, OR THE IRS HAS NOTIFIED ME/US THAT I AM/WE ARE NO LONGER SUBJECT TO BACKUP WITHHOLDING. (NOTE: IF ANY OR ALL OF PART 2 IS NOT TRUE, PLEASE STRIKE OUT THAT PART BEFORE SIGNING.)

  [_] IF NO TAXPAYER IDENTIFICATION NUMBER ("TIN") OR SSN HAS BEEN PROVIDED ABOVE, I/WE HAVE APPLIED, OR INTEND TO APPLY, TO THE IRS OR THE SOCIAL SECURITY ADMINISTRATION FOR A TIN OR A SSN, AND I/WE UNDERSTAND THAT IF I/WE DO NOT PROVIDE THIS NUMBER TO CGFSC WITHIN 60 DAYS OF THE DATE OF THIS APPLICATION, OR IF I/WE FAIL TO FURNISH MY/OUR CORRECT SSN OR TIN, I/WE MAY BE SUBJECT TO A PENALTY AND A 31% BACKUP WITHHOLDING ON DISTRIBUTIONS AND REDEMPTION PROCEEDS. (PLEASE PROVIDE THIS NUMBER ON FORM W-9. YOU MAY REQUEST THE FORM BY CALLING CGFSC AT THE NUMBER LISTED ABOVE).

  I/We represent that I am/we are of legal age and capacity to purchase shares of the Excelsior Funds. I/We have received, read and carefully reviewed a copy of the appropriate Fund's current Prospectus and agree to its terms and by signing below I/we acknowledge that neither the Fund nor the Distributor is a bank and that Fund Shares are not deposits or obligations of, or guaranteed or endorsed by, U.S. Trust, its parent and affiliates and the Shares are not federally insured by, guaranteed by, obligations of or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other governmental agency; and that an investment in the Fund involves investment risks, including possible loss of principal amount invested.

  THE INTERNAL REVENUE SERVICE DOES NOT REQUIRE YOUR CONSENT TO
  ANY PROVISIONS OF THIS FORM OTHER THAN THE CERTIFICATIONS
  REQUIRED TO AVOID BACKUP WITHHOLDING.

  X ___________________________ Date __________________________
  Owner Signature

  X ___________________________ Date __________________________
  Co-Owner Signature

  Sign exactly as name(s) of registered owner(s) appear(s) above
  (including legal title if signing for a corporation, trust custodial account, etc.).

------------------------------------------------------------------
  FOR USE BY AUTHORIZED AGENT (BROKER/DEALER) ONLY
------------------------------------------------------------------

  We hereby submit this application for the purchase of shares in accordance with the terms of our selling agreement with Edgewood Services, Inc., and with the Prospectus and Statement of Additional Information of each Fund purchased.

  ----------------------------- -------------------------------
  Investment Dealer's Name      Source of Business Code

  ----------------------------- -------------------------------
  Main Office Address           Branch Number

  ----------------------------- -------------------------------
  Representative's Number       Representative's Name

  ----------------------------- -------------------------------
  Branch Address                Telephone

  ----------------------------- -------------------------------
  Investment Dealer's           Title
  Authorized Signature

    [LOGO]        CHASE GLOBAL FUNDS SERVICES COMPANY    SUPPLEMENTAL
  EXCELSIOR       CLIENT SERVICES                        APPLICATION
  TAX-EXEMPT      P.O. Box 2798                          SPECIAL INVESTMENT AND
  FUNDS INC.      Boston, MA 02208-2798                  WITHDRAWAL OPTIONS
                  (800) 446-1012
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    ACCOUNT REGISTRATION PLEASE SUPPLY THE FOLLOWING INFORMATION EXACTLY AS IT APPEARS ON THE FUND'S RECORD.
  -----------------------------------------------------------------------------
    Fund Name __________________  Account Number _________________
    Owner Name _________________  Social Security or Taxpayer ID
    Street Address _____________  Number _________________________
    Resident                      City, State, Zip Code __________
    of  [_] U.S.  [_] Other ____  [_] Check here if this is a
                                  change of address
  -----------------------------------------------------------------------------
    DISTRIBUTION OPTIONS (DIVIDENDS AND CAPITAL GAINS WILL BE REINVESTED
    UNLESS OTHERWISE INDICATED)
  -----------------------------------------------------------------------------

    A. CAPITAL GAIN AND DIVIDEND DISTRIBUTIONS: All capital gain and dividend distributions will be reinvested in additional shares unless appropriate boxes below are checked:
                All dividends are to be     [_] reinvested  [_] paid in cash
                All capital gains are to be [_] reinvested  [_] paid in cash

    B. PAYMENT ORDER: Complete only if distribution checks are to be payable to another party. Make distribution checks payable to:

                                  Name of Your Bank ______________
    Name _______________________  Bank Account Number ____________
    Address ____________________  Address of Bank ________________
    City, State, Zip Code ________________________________________

    C. DISTRIBUTIONS REINVESTED-CROSS FUNDS: Permits all distributions from one Fund to be automatically reinvested into another identically-registered Excelsior Fund. (NOTE: You may NOT open a new Fund account with this option.) Transfer all distributions earned:

    From: ______________________  Account No. ____________________
               (Fund)

    To: ________________________  Account No. ____________________
               (Fund)
  -----------------------------------------------------------------------------
    AUTOMATIC INVESTMENT PLAN [_] YES [_] NO
  -----------------------------------------------------------------------------

    I/We hereby authorize CGFSC to debit my/our personal checking account on the designated dates in order to purchase shares in the Fund indicated at the top of this application at the applicable net asset value determined on that day.

    [_] Monthly on the 1st day [_] Monthly on the 15th day [_] Monthly on both the 1st and 15th days.

    Amount of each debit (minimum $50 per Fund) $ _______
    NOTE: A Bank Authorization Form (below) and a voided personal check must accompany the Automatic Investment Plan application.

  -----------------------------------------------------------------------------
    EXCELSIOR FUNDS
    CLIENT SERVICES                                   AUTOMATIC INVESTMENT PLAN
  -----------------------------------------------------------------------------
  -----------------------------------------------------------------------------
    BANK AUTHORIZATION
  -----------------------------------------------------------------------------

    -------------------- -----------------------  --------------------
    Bank Name            Bank Address             Bank Account Number

    I/We authorize you, the above named bank, to debit my/our account for amounts drawn by CGFSC, acting as my agent for the purchase of Fund shares. I/We agree that your rights in respect to each withdrawal shall be the same as if it were a check drawn upon you and signed by me/us. This authority shall remain in effect until revoked in writing and received by you. I/We agree that you shall incur no liability when honoring debits, except a loss due to payments drawn against insufficient funds. I/We further agree that you will incur no liability to me if you dishonor any such withdrawal. This will be so even though such dishonor results in the cancellation of that purchase.

    ----------------------------  --------------------------------
    Account Holder's Name         Joint Account Holder's Name

    X ________________  _________ X __________________ ___________
        Signature       Date           Signature       Date

--------------------------------------------------------------------
  SYSTEMATIC WITHDRAWAL PLAN [_] YES [_] NO  NOT AVAILABLE FOR IRA'S
--------------------------------------------------------------------

  AVAILABLE TO SHAREHOLDERS WITH ACCOUNT BALANCES OF $10,000 OR MORE.

  I/We hereby authorize CGFSC to redeem the necessary number of shares from my/our Excelsior Fund Account on the designated dates in order to make the following periodic payments:

  [_] Monthly on the 24th day
  [_] Quarterly on the 24th day of January, April, July and October
  [_] Other ____________________

  (This request for participation in the Plan must be received by the 18th day of the month in which you wish withdrawals to begin.)

  Amount of each check ($100 minimum)  $_______________________

  Please make check payable to: (To be completed only if redemption proceeds to be paid to other than account holder of record or mailed to address other than address of record)

  Recipient ____________________________________________________________________

  Street Address _______________________________________________________________

  City, State, Zip Code ________________________________________________________

  NOTE: If recipient of checks is not the registered shareholder, signature(s) below must be guaranteed. A corporation, trust or partnership must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names and titles of officers authorized to act on its behalf.

--------------------------------------------------------------------------------
  AGREEMENT AND SIGNATURES
--------------------------------------------------------------------------------

  The investor(s) certifies and agrees that the certifications, authorizations, directions and restrictions contained herein will continue until CGFSC receives written notice of any change or revocation. Any change in these instructions must be in writing with all signatures guaranteed (if applicable).

  Date ______________________

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)

  X                               X
  ------------------------------- -----------------------------
  Signature                       Signature

  ------------------------------- -----------------------------
  Signature Guarantee*            Signature Guarantee* (if applicable)
  (if applicable)


  *ELIGIBLE GUARANTORS: An Eligible Guarantor institution is a bank, trust company, broker, dealer, municipal or government securities broker or dealer, credit union, national securities exchange, registered securities association, clearing agency or savings association, provided that such institution is a participant in STAMP, the Securities Transfer Agents Medallion Program.

--------------------------------------------------------------------------------

                       ATTACH COPY OF VOIDED CHECK HERE

                               TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----
EXPENSE SUMMARY............................................................   2
FINANCIAL HIGHLIGHTS.......................................................   3
INVESTMENT OBJECTIVE AND POLICIES..........................................   4
PORTFOLIO INSTRUMENTS AND OTHER INVESTMENT INFORMATION.....................   5
INVESTMENT LIMITATIONS.....................................................  10
PRICING OF SHARES..........................................................  10
HOW TO PURCHASE AND REDEEM SHARES..........................................  11
INVESTOR PROGRAMS..........................................................  15
DIVIDENDS AND DISTRIBUTIONS................................................  18
TAXES......................................................................  18
MANAGEMENT OF THE FUND.....................................................  20
DESCRIPTION OF CAPITAL STOCK...............................................  22
CUSTODIAN AND TRANSFER AGENT...............................................  23
EXPENSES...................................................................  23
PERFORMANCE AND YIELD INFORMATION..........................................  23
MISCELLANEOUS..............................................................  24
INSTRUCTIONS FOR NEW ACCOUNT APPLICATION...................................  25

 NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESEN-TATIONS NOT CONTAINED IN THIS PROSPECTUS, OR THE FUND'S STATEMENT OF ADDITIONAL INFORMATION INCORPORATED HEREIN BY REFERENCE, IN CONNECTION WITH THE OFFERING MADE BY THIS PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTA-TIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY EXCELSIOR TAX-EXEMPT FUND OR ITS DISTRIBUTOR. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY EX-CELSIOR TAX-EXEMPT FUND OR BY ITS DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.


USTCAXP897

                                   [LOGO]
                                  EXCELSIOR
                            TAX-EXEMPT FUNDS INC.





                            CALIFORNIA TAX-EXEMPT
                                 INCOME FUND



                                  Prospectus

                                August 1, 1997